1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

    As filed with the Securities and Exchange Commission on February 1, 1999

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No. ___     | |
                         Post-Effective Amendment No. 42     |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940           |X|

                                Amendment No. 42


                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 676-1924
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. FOGGO
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

        It is proposed that this filing shall become effective (check appropriate box):

    |X| immediately upon filing pursuant to paragraph (b) of Rule 485 | | on February 1, 1999 pursuant to paragraph (b) of Rule 485
    | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
    | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

================================================================================

FEBRUARY 1, 1999

LARGE CAP FUNDS

CLASS A, CLASS B AND CLASS C SHARES



Balanced Fund

Equity Income Fund

Equity Index Fund

Large Cap Growth Fund

Large Cap Value Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Balanced Fund                   2
   Equity Income Fund              4
   Equity Index Fund               6
   Large Cap Growth Fund           8
   Large Cap Value Fund           10
POLICIES & SERVICES
   Buying Shares                  12
   Selling Shares                 15
   Managing Your Investment       16
ADDITIONAL INFORMATION
   Management                     18
   More About The Funds           19
   Financial Highlights           22
FOR MORE INFORMATION      Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
BALANCED FUND

-----------------------------------------------------------------------------
OBJECTIVE
Balanced Fund's objective is to maximize total return (capital appreciation plus income).

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

The equity portion of the fund's portfolio will be invested primarily in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will use the same approach in selecting stocks that it uses for Large Cap Value Fund. Up to 25% of the equity portion of the fund's portfolio may be invested in securities of foreign issuers which are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Debt securities in the fund may include U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities); mortgage-and asset-backed securities; and fixed and floating rate corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar- denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 19 under "More About the Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
BALANCED FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993         12.31%
1994          0.79%
1995         26.51%
1996         17.76%
1997         16.98%
1998         10.47%
                                                       BEST QUARTER:
                                                       Quarter ending:  6/30/97
                                                       Total return       10.08%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return       -5.78%

AVERAGE ANNUAL TOTAL RETURNS              Inception         One          Five   Since Inception  Since Inception
AS OF 12/31/98                                 Date        Year         Years      (Class A)(1)     (Class B)(1)
----------------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                    12/14/92       4.68%        12.96%            12.86%             N/A
----------------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                     8/18/94       4.84%          N/A               N/A            14.90%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                 28.60%       24.05%             21.85%           28.30%
----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(3)                           9.47%        7.30%              8.23%            9.09%
----------------------------------------------------------------------------------------------------------------


(1)The since inception performance of each index is calculated from the month end following the inception of the respective class of shares.

(2)An unmanaged index of large capitalization stocks.

(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.20%      0.20%      0.20%
  TOTAL                                                         1.15%      1.90%      1.90%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
---------------------------------------------------------------------------------------
1 year          $  636           $  693          $  193          $  391          $  291
3 years         $  871           $  997          $  597          $  691          $  691
5 years         $1,125           $1,226          $1,026          $1,116          $1,116
10 years        $1,849           $2,027          $2,027          $2,300          $2,300

3 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Equity Income Fund's objective is long-term growth of capital and income.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

o The ability to pay above average dividends;

o The ability to finance expected growth; and

o Strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES
The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.

4 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (1)

[BAR GRAPH]

1995         22.73%
1996         19.80%
1997         27.53%
1998         15.68%
                                                       BEST QUARTER:
                                                       Quarter ending:  6/30/97
                                                       Total return       11.95%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return       -7.74%

AVERAGE ANNUAL TOTAL RETURNS              Inception         One   Since Inception  Since Inception
AS OF 12/31/98                                 Date        Year      (Class A)(2)     (Class B)(2)
--------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)              3/25/94(1)     9.62%             14.33%             N/A
--------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)              8/15/94       10.07%               N/A            18.51%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                28.60%             25.31%           28.30%
--------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(4)                          9.47%              7.86%            9.09%
--------------------------------------------------------------------------------------------------

(1)U.S. Bank National Association became investment advisor to the fund on 3/25/94. Class A share performance information for prior periods is not shown.

(2)The since inception performance of each index is calculated from the month end following the inception of the respective class of shares.

(3)An unmanaged index of large capitalization stocks.

(4)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.17%      0.17%      0.17%
  TOTAL                                                         1.12%      1.87%      1.87%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.00%, 1.75% AND 1.75%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               ASSUMING     assuming no        assuming     assuming no
                             REDEMPTION      redemption      redemption      redemption
                              AT END OF       at end of       at end of       at end of
               CLASS A      EACH PERIOD     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  633           $  690          $  190          $  388          $  288
3 years         $  862           $  988          $  588          $  682          $  682
5 years         $1,110           $1,211          $1,011          $1,101          $1,101
10 years        $1,817           $1,995          $1,995          $2,268          $2,268

5 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INDEX FUND

-----------------------------------------------------------------------------
OBJECTIVE
Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500
The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

RISKS OF OPTIONS AND FUTURES
The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.

6 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INDEX FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993          9.80%
1994          1.02%
1995         36.63%
1996         22.13%
1997         32.51%
1998         28.24%
                                                       BEST QUARTER:
                                                       Quarter ending: 12/31/98
                                                       Total return       21.30%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return       -9.96%

AVERAGE ANNUAL TOTAL RETURNS             Inception                               Since Inception     Since Inception
AS OF 12/31/98                                Date     One Year     Five Years          (Class A)           (Class B)
---------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class A)               12/14/92       21.50%         25.28%             19.90%                N/A
---------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class B)                8/15/94       22.28%           N/A                N/A               25.89%
---------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                 28.60%         28.23%             21.85%              28.30%
---------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.18%      0.18%      0.18%
  TOTAL                                                         1.13%      1.88%      1.88%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%, 1.35% AND 1.35%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  634           $  691          $  191          $  389          $  289
3 years         $  865           $  991          $  591          $  685          $  685
5 years         $1,115           $1,216          $1,016          $1,106          $1,106
10 years        $1,827           $2,005          $2,005          $2,279          $2,279

7 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Large Cap Growth Fund's primary objective is long-term growth of capital. Current income is a secondary objective of the fund.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Large Cap Growth Fund invests primarily (at least 65% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.

8 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         32.43%
1996         22.93%
1997         21.42%
1998         23.56%
                                                       BEST QUARTER:
                                                       Quarter ending: 12/31/98
                                                       Total return       21.08%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -14.22%

AVERAGE ANNUAL TOTAL RETURNS              Inception         One   Since Inception  Since Inception
AS OF 12/31/98                                 Date        Year         (Class A)         (Class B)
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)          3/25/94(1)      17.04%            13.88%             N/A
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)            8/15/94       17.82%              N/A            22.82%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                 28.60%            25.31%           28.30%
--------------------------------------------------------------------------------------------------

(1)U.S. Bank National Association became investment advisor to the fund on 3/25/94. Class A share performance information for prior periods is not shown.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses before any waivers during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.16%      0.16%      0.16%
  TOTAL                                                         1.11%      1.86%      1.86%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  632           $  689          $  189          $  387          $  287
3 years         $  859           $  985          $  585          $  679          $  679
5 years         $1,104           $1,206          $1,006          $1,096          $1,096
10 years        $1,806           $1,984          $1,984          $2,258          $2,258

9 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Large Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

10 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989         26.90%
1990         -2.01%
1991         21.46%
1992          7.98%
1993         15.10%
1994          4.12%
1995         31.94%
1996         29.10%
1997         22.41%
1998          9.71%
                                                       BEST QUARTER:
                                                       Quarter ending: 12/31/98
                                                       Total return       16.55%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -13.91%

AVERAGE ANNUAL TOTAL RETURNS              Inception                                Ten Years     Since Inception
AS OF 12/31/98                                 Date    One Year     Five Years     (Class A)           (Class B)
-----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)             12/22/87       3.95%         17.68%        15.53%                 N/A
-----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)              8/15/94       4.25%           N/A           N/A                19.62%
-----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                 28.60%         24.05%        19.19%               28.30%
-----------------------------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the class B shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A  Class B      Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.18%      0.18%      0.18%
  TOTAL                                                         1.13%      1.88%      1.88%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
---------------------------------------------------------------------------------------
1 year          $  634           $  691          $  191          $  389          $  289
3 years         $  865           $  991          $  591          $  685          $  685
5 years         $1,115           $1,216          $1,016          $1,106          $1,106
10 years        $1,827           $2,005          $2,005          $2,279          $2,279

11 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A, class B and class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B and class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class B or class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
These shares combine some of the characteristics of class A and class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o no conversion to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares for as long as you hold them.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A, class B and class C share average daily net assets attributable to shares sold through such institutions. For class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The fund's distributor also pays institutions which sell class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


12 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

CLASS A SHARES
Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                                                    MAXIMUM
                                      SALES CHARGE              REALLOWANCE
                               AS A % OF        AS A % OF         AS A % OF
                                PURCHASE       NET AMOUNT          PURCHASE
                                   PRICE         INVESTED             PRICE
---------------------------------------------------------------------------
Less than $50,000                  5.25%            5.54%             5.00%
$50,000 - $99,999                  4.25%            4.44%             4.00%
$100,000 - $249,999                3.25%            3.36%             3.00%
$250,000 - $499,999                2.25%            2.30%             2.00%
$500,000 - $999,999                1.75%            1.78%             1.50%
$1 million and over                   0%               0%                0%

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION
There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase, except in the case of Equity Index Fund. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                             CDSC AS A % OF THE
YEAR SINCE PURCHASE         VALUE OF YOUR SHARES
 -------------------------------------------------
First                                5%
Second                               5%
Third                                4%
Fourth                               3%
Fifth                                2%
Sixth                                1%
Seventh                              0%
Eighth                               0%


13 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.

-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.


14 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

-----------------------------------------------------------------------------
BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

ACCOUNTS WITH LOW BALANCES
Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.


15 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.
The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.
It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


16 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUTED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


17 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                            ADVISORY FEE
                               AS A % OF
                           AVERAGE DAILY
                              NET ASSETS
----------------------------------------
Balanced Fund                      0.60%
Equity Income Fund                 0.58%
Equity Index Fund                  0.17%
Large Cap Growth Fund              0.64%
Large Cap Value Fund               0.62%
-----------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


18 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION
Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

PORTFOLIO TURNOVER
Portfolio managers for the funds other than Equity Index Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for Equity Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK
Each fund other than Equity Index Fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISK OF ACTIVE MANAGEMENT
Each fund other than Equity Index Fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


19 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

INTEREST RATE RISK
Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK
Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK
Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

RISKS OF DOLLAR ROLL TRANSACTIONS
In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current


20 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)


month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


21 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A and class B shares of each fund. The funds did not have any class C shares outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

BALANCED FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998         1997         1996         1995         1994
 ---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 15.41     $ 13.14      $ 12.12      $ 10.54      $ 10.73
                                                               -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.40        0.39         0.39         0.38         0.34
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (0.30)       2.85         1.43         1.72        (0.02)
                                                               -------------------------------------------------------------
 Total From Investment Operations                                  0.10        3.24         1.82         2.10         0.32
                                                               -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.41)      (0.39)       (0.39)       (0.37)       (0.34)
 Distributions (from capital gains)                               (1.12)      (0.58)       (0.41)       (0.15)       (0.17)
                                                               -------------------------------------------------------------
 Total Distributions                                              (1.53)      (0.97)       (0.80)       (0.52)       (0.51)
                                                               -------------------------------------------------------------
Net Asset Value, End of Period                                  $ 13.98     $ 15.41      $ 13.14      $ 12.12      $ 10.54
                                                               =============================================================
Total Return                                                       0.72%      25.80%       15.61%       20.57%        3.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $78,269     $32,309      $20,927      $15,288      $13,734
Ratio of Expenses to Average Net Assets                            1.05%       1.05%        1.05%        0.99%        0.77%
Ratio of Net Income to Average Net Assets                          2.82%       2.74%        3.05%        3.41%        2.63%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.15%       1.13%        1.14%        1.19%        1.24%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           2.72%       2.66%        2.96%        3.21%        2.16%
Portfolio Turnover Rate                                             103%         84%          73%          77%          98%
 ---------------------------------------------------------------------------------------------------------------------------


                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998         1997         1996        1995       1994(1)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 15.36     $ 13.10      $ 12.09      $10.53      $10.66
                                                               -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.30        0.29         0.31        0.29        0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (0.31)       2.84         1.42        1.71       (0.12)
                                                               -----------------------------------------------------------
 Total From Investment Operations                                 (0.01)       3.13         1.73        2.00       (0.06)
                                                               -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.30)      (0.29)       (0.31)      (0.29)      (0.07)
 Distributions (from capital gains)                               (1.12)      (0.58)       (0.41)      (0.15)         --
                                                               -----------------------------------------------------------
 Total Distributions                                              (1.42)      (0.87)       (0.72)      (0.44)      (0.07)
                                                               -----------------------------------------------------------
Net Asset Value, End of Period                                  $ 13.93     $ 15.36      $ 13.10      $12.09      $10.53
                                                               ===========================================================
Total Return                                                      (0.02)%     24.93%       14.78%      19.58%      (0.55)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $59,323     $43,707      $15,542      $3,120      $  270
Ratio of Expenses to Average Net Assets                            1.80%       1.80%        1.80%       1.79%       1.75%(2)
Ratio of Net Income to Average Net Assets                          2.02%       1.99%        2.32%       2.60%       2.80%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.90%       1.88%        1.89%       1.94%       2.05%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           1.92%       1.91%        2.23%       2.45%       2.50%(2)
Portfolio Turnover Rate                                             103%         84%          73%         77%         98%
 -------------------------------------------------------------------------------------------------------------------------

(1)Class B shares have been offered since August 15, 1994.

(2)Annualized.


22 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY INCOME FUND

                                                                                                                FISCAL YEAR ENDED
                                                                  FISCAL YEAR ENDED SEPTEMBER 30,                  NOVEMBER 30,
CLASS A SHARES                                          1998        1997        1996        1995      1994(2)         1993(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                   $ 15.69     $12.65      $11.24      $ 9.89      $ 9.87         $ 10.00
                                                      ----------------------------------------------------------------------------
Investment Operations:
 Net Investment Income                                    0.41       0.40        0.39        0.41        0.41            0.57
 Net Gains (Losses) on Investments
  (both realized and unrealized)                          0.86       3.40        1.42        1.33          --           (0.14)
                                                      ----------------------------------------------------------------------------
 Total From Investment Operations                         1.27       3.80        1.81        1.74        0.41            0.43
                                                      ----------------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                  (0.41)     (0.41)      (0.39)      (0.39)      (0.39)          (0.56)
 Distributions (from capital gains)                      (0.85)     (0.35)      (0.01)         --          --              --
                                                      ----------------------------------------------------------------------------
 Total Distributions                                     (1.26)     (0.76)      (0.40)      (0.39)      (0.39)          (0.56)
                                                      ----------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 15.70     $15.69      $12.65      $11.24      $ 9.89         $  9.87
                                                      ============================================================================
Total Return                                              8.38%     31.16%      16.41%      18.06%       4.22%           4.44%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $11,018     $7,276      $2,581      $1,995      $1,852         $28,786
Ratio of Expenses to Average Net Assets                   1.00%      1.00%       1.00%       0.92%       0.88%(4)        0.75%(4)

Ratio of Net Income to Average Net Assets                 2.58%      2.96%       3.25%       3.91%       4.88%(4)        6.09%(4)

Ratio of Expenses to Average Net Assets (excluding
waivers)                                                  1.12%      1.17%       1.20%       1.31%       1.39%(4)        1.36%(4)

Ratio of Net Income to Average Net Assets
(excluding waivers)                                       2.46%      2.79%       3.05%       3.52%       4.37%(4)        5.48%(4)

Portfolio Turnover Rate                                     14%        39%         23%         23%        108%             68%
----------------------------------------------------------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998       1997        1996        1995      1994(3)
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $15.62     $12.61      $11.20      $ 9.88      $ 9.87
                                                               -------------------------------------------------------
Investment Operations:
 Net Investment Income                                            0.30       0.29        0.31        0.33        0.04
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  0.87       3.37        1.42        1.32        0.02
                                                               -------------------------------------------------------
 Total From Investment Operations                                 1.17       3.66        1.73        1.65        0.06
                                                               -------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          (0.29)     (0.30)      (0.31)      (0.33)      (0.05)
 Distributions (from capital gains)                              (0.85)     (0.35)      (0.01)         --          --
                                                               -------------------------------------------------------
 Total Distributions                                             (1.14)     (0.65)      (0.32)      (0.33)      (0.05)
                                                               -------------------------------------------------------
Net Asset Value, End of Period                                  $15.65     $15.62      $12.61      $11.20      $ 9.88
                                                               =======================================================
Total Return                                                      7.77%     30.06%      15.66%      17.10%       0.57%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $8,570     $6,619      $3,770      $1,233      $    1
Ratio of Expenses to Average Net Assets                           1.75%      1.75%       1.75%       1.75%       1.75%(4)
Ratio of Net Income to Average Net Assets                         1.81%      2.19%       2.49%       3.05%       4.39%(4)
Ratio of Expenses to Average Net Assets (excluding waivers)       1.87%      1.92%       1.95%       2.06%       2.14%(4)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          1.69%      2.02%       2.29%       2.74%       4.00%(4)
Portfolio Turnover Rate                                             14%        39%         23%         23%        108%
 ---------------------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since December 18, 1992.

(2)Ten month period ended September 30, 1994. On April 28, 1994, shareholders approved a change of investment advisor from Boulevard Bank National Association to U.S. Bank National Association.

(3)Class B shares have been offered since August 15, 1994.

(4)Annualized.

23 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY INDEX FUND

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998         1997        1996        1995        1994
 -----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 20.76     $ 15.49      $13.35      $10.68      $10.60
                                                               ---------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.24        0.12        0.27        0.25        0.25
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   1.39        5.70        2.32        2.76        0.09
                                                               ---------------------------------------------------------
 Total From Investment Operations                                  1.63        5.82        2.59        3.01        0.34
                                                               ---------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.24)      (0.12)      (0.27)      (0.25)      (0.25)
 Distributions (from capital gains)                               (1.54)      (0.43)      (0.18)      (0.09)      (0.01)
                                                               ---------------------------------------------------------
 Total Distributions                                              (1.78)      (0.55)      (0.45)      (0.34)      (0.26)
                                                               ---------------------------------------------------------
Net Asset Value, End of Period                                  $ 20.61     $ 20.76      $15.49      $13.35      $10.68
                                                               =========================================================
Total Return                                                       8.50%      39.47%      19.75%      28.90%       3.25%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $46,010     $15,977      $6,221      $2,140      $  758
Ratio of Expenses to Average Net Assets                            0.60%       0.60%       0.60%       0.57%       0.35%
Ratio of Net Income to Average Net Assets                          1.11%       1.36%       1.87%       2.16%       2.23%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.13%       1.13%       1.15%       1.20%       1.23%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           0.58%       0.83%       1.32%       1.53%       1.35%
Portfolio Turnover Rate                                              14%          8%         10%          9%         11%
 -----------------------------------------------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998         1997        1996        1995      1994(1)
 -----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 20.67     $ 15.43      $13.30      $10.66      $10.68
                                                               ---------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.09        0.12        0.17        0.23        0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   1.36        5.67        2.31        2.68        0.04
                                                               ---------------------------------------------------------
 Total From Investment Operations                                  1.45        5.79        2.48        2.91        0.05
                                                               ---------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.09)      (0.12)      (0.17)      (0.18)      (0.07)
 Distributions (from capital gains)                               (1.54)      (0.43)      (0.18)      (0.09)         --
                                                               ---------------------------------------------------------
 Total Distributions                                              (1.63)      (0.55)      (0.35)      (0.27)      (0.07)
                                                               ---------------------------------------------------------
Net Asset Value, End of Period                                  $ 20.49     $ 20.67      $15.43      $13.30      $10.66
                                                               =========================================================
Total Return                                                       7.66%      38.45%      18.95%      27.87%       0.48%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $44,122     $23,733      $8,252      $1,197      $   29
Ratio of Expenses to Average Net Assets                            1.35%       1.35%       1.35%       1.35%       1.35%(2)
Ratio of Net Income to Average Net Assets                          0.37%       0.61%       1.11%       1.34%       1.68%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.88%       1.88%       1.90%       1.95%       2.03%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          (0.16)%      0.08%       0.56%       0.74%       1.00%(2)
Portfolio Turnover Rate                                              14%          8%         10%          9%         11%
 -----------------------------------------------------------------------------------------------------------------------

(1)Class B shares have been offered since August 15, 1994.

(2)Annualized.

24 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

LARGE CAP GROWTH FUND

                                                                                                          FISCAL YEAR ENDED
                                                          FISCAL YEAR ENDED SEPTEMBER 30,                   NOVEMBER 30,
CLASS A SHARES                                  1998         1997        1996        1995      1994(2)         1993(1)
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  17.63     $ 13.63      $11.75      $ 9.09      $ 9.39           10.00
                                             ------------------------------------------------------------------------------
Investment Operations:
 Net Investment Income                            0.09        0.09        0.15        0.15        0.10            0.11
 Net Gains (Losses) on Investments
   (both realized and unrealized)                (0.02)       4.28        1.88        2.66       (0.29)          (0.63)
                                             ------------------------------------------------------------------------------
 Total From Investment Operations                 0.07        4.37        2.03        2.81       (0.19)          (0.52)
                                             ------------------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)          (0.09)      (0.10)      (0.15)      (0.15)      (0.11)          (0.09)
 Distributions (from capital gains)              (1.36)      (0.27)         --          --          --              --
                                             ------------------------------------------------------------------------------
 Total Distributions                             (1.45)      (0.37)      (0.15)      (0.15)      (0.11)          (0.09)
                                             ------------------------------------------------------------------------------
Net Asset Value, End of Period                $  16.25     $ 17.63      $13.63      $11.75      $ 9.09         $  9.39
                                             ==============================================================================
Total Return                                      0.61%      32.69%      17.38%      31.21%      (2.07)%         (5.18)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $140,948     $12,017      $5,318      $2,710      $1,900         $31,084
Ratio of Expenses to Average Net Assets           1.05%       1.05%       1.04%       0.92%       0.90%(4)        0.78%(4)
Ratio of Net Income to Average Net Assets         0.56%       0.57%       1.13%       1.52%       1.15%(4)        1.26%(4)
Ratio of Expenses to Average Net Assets
(excluding waivers)                               1.11%       1.14%       1.17%       1.26%       1.33%(4)        1.25%(4)
Ratio of Net Income to Average Net Assets
(excluding waivers)                               0.50%       0.48%       1.00%       1.18%       0.72%(4)        0.79%(4)
Portfolio Turnover Rate                             38%         34%         21%         28%        101%              5%
 --------------------------------------------------------------------------------------------------------------------------

                                                                          FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                  1998        1997        1996        1995     1994(3)
 --------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 17.47     $13.57      $11.73      $ 9.09     $ 8.87
                                                              -------------------------------------------------------
Investment Operations:
 Net Investment Income                                            0.03       0.01        0.08        0.09       0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (0.05)      4.18        1.84        2.65       0.23
                                                              -------------------------------------------------------
 Total From Investment Operations                                (0.02)      4.19        1.92        2.74       0.24
                                                              -------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          (0.03)     (0.02)      (0.08)      (0.10)     (0.02)
 Distributions (from capital gains)                              (1.36)     (0.27)         --          --         --
                                                              -------------------------------------------------------
 Total Distributions                                             (1.39)     (0.29)      (0.08)      (0.10)     (0.02)
                                                              -------------------------------------------------------
Net Asset Value, End of Period                                 $ 16.06     $17.47      $13.57      $11.73     $ 9.09
                                                              =======================================================
Total Return                                                      0.09%     31.42%      16.41%      30.29%      2.75%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $11,177     $9,487      $5,775      $  819     $   12
Ratio of Expenses to Average Net Assets                           1.80%      1.80%       1.79%       1.75%      1.75%(4)
Ratio of Net Income (Loss) to Average Net Assets                 (0.20)%    (0.18)%      0.36%       0.58%      1.20%(4)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.86%      1.89%       1.92%       2.01%      2.08%(4)
Ratio of Net Income (Loss) to Average Net Assets
(excluding waivers)                                              (0.26)%    (0.27)%      0.23%       0.32%      0.87%(4)
Portfolio Turnover Rate                                             38%        34%         21%         28%       101%
 --------------------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since December 18, 1992.

(2)Ten month period ended September 30, 1994. On April 28, 1994, shareholders approved a change of investment advisor from Boulevard Bank National Association to U.S. Bank National Association.

(3)Class B shares have been offered since August 15, 1994.

(4)Annualized.


25 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

LARGE CAP VALUE FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                    1998         1997         1996         1995        1994
 ---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  28.74     $ 22.59      $ 19.57      $ 16.51      $16.00
                                                               -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.29        0.33         0.36         0.33        0.31
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                  (2.59)       7.90         4.07         3.64        1.00
                                                               -------------------------------------------------------------
 Total From Investment Operations                                  (2.30)       8.23         4.43         3.97        1.31
                                                               -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.29)      (0.32)       (0.36)       (0.32)      (0.30)
 Distributions (from capital gains)                                (3.76)      (1.76)       (1.05)       (0.59)      (0.50)
                                                               -------------------------------------------------------------
 Total Distributions                                               (4.05)      (2.08)       (1.41)       (0.91)      (0.80)
                                                               -------------------------------------------------------------
Net Asset Value, End of Period                                  $  22.39     $ 28.74      $ 22.59      $ 19.57      $16.51
                                                               =============================================================
Total Return                                                       (8.77)%     38.82%       23.90%       25.26%       8.35%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $170,529     $50,381      $22,965      $13,076      $8,421
Ratio of Expenses to Average Net Assets                             1.05%       1.05%        1.05%        1.00%       0.76%
Ratio of Net Income to Average Net Assets                           1.21%       1.14%        1.64%        1.89%       1.51%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.13%       1.14%        1.13%        1.19%       1.20%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            1.13%       1.05%        1.56%        1.70%       1.07%
Portfolio Turnover Rate                                               74%         57%          40%          52%         65%
 ---------------------------------------------------------------------------------------------------------------------------

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998         1997         1996        1995       1994(1)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 28.55     $ 22.50      $ 19.49      $16.49      $16.65
                                                               -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.13        0.18         0.22        0.26        0.03
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (2.58)       7.81         4.06        3.55       (0.10)
                                                               -----------------------------------------------------------
 Total From Investment Operations                                 (2.45)       7.99         4.28        3.81       (0.07)
                                                               -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.13)      (0.18)       (0.22)      (0.22)      (0.09)
 Distributions (from capital gains)                               (3.76)      (1.76)       (1.05)      (0.59)         --
                                                               -----------------------------------------------------------
 Total Distributions                                              (3.89)      (1.94)       (1.27)      (0.81)      (0.09)
                                                               -----------------------------------------------------------
Net Asset Value, End of Period                                  $ 22.21     $ 28.55      $ 22.50      $19.49      $16.49
                                                               ===========================================================
Total Return                                                      (9.37)%     37.71%       23.08%      24.20%      (0.43)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $56,259     $53,420      $23,316      $7,051      $  346
Ratio of Expenses to Average Net Assets                            1.80%       1.80%        1.80%       1.79%       1.75%(2)
Ratio of Net Income to Average Net Assets                          0.41%       0.39%        0.89%       1.10%       1.58%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.88%       1.89%        1.88%       1.94%       2.01%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           0.33%       0.30%        0.81%       0.95%       1.32%(2)
Portfolio Turnover Rate                                              74%         57%          40%         52%         65%
 -------------------------------------------------------------------------------------------------------------------------

(1)Class B shares have been offered since August 15, 1994.

(2)Annualized.


26 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.



SEC file number: 811-05309



FAIF-1000 (2/1999)R

FEBRUARY 1, 1999


LARGE CAP FUNDS

CLASS Y SHARES


Balanced Fund

Equity Income Fund

Equity Index Fund

Large Cap Growth Fund

Large Cap Value Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Balanced Fund                    2
   Equity Income Fund               4
   Equity Index Fund                6
   Large Cap Growth Fund            8
   Large Cap Value Fund            10
POLICIES & SERVICES
   Buying and Selling Shares       12
   Managing Your Investment        13
ADDITIONAL INFORMATION
   Management                      14
   More About The Funds            15
   Financial Highlights            18
FOR MORE INFORMATION       Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
BALANCED FUND

-----------------------------------------------------------------------------
OBJECTIVE
Balanced Fund's objective is to maximize total return (capital appreciation plus income).

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

The equity portion of the fund's portfolio will be invested primarily in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will use the same approach in selecting stocks that it uses for Large Cap Value Fund. Up to 25% of the equity portion of the fund's portfolio may be invested in securities of foreign issuers which are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Debt securities in the fund may include U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities); mortgage-and asset-backed securities; and fixed and floating rate corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 19 under "More About the Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.






2 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
BALANCED FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR GRAPH]

1995         26.77%
1996         18.12%
1997         17.33%
1998         10.72%

                                                  BEST QUARTER:
                                                  Quarter ending:       6/30/90
                                                  Total return            10.22%
                                                  WORST QUARTER:
                                                  Quarter ending:       9/30/98
                                                  Total Return            -5.78%


AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/98                                 Date     One Year    Inception(1)
-----------------------------------------------------------------------------
Balanced Fund                                2/4/94        10.72%       14.43%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                   28.60%       24.12%
-----------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index                                9.47%        7.23%
-----------------------------------------------------------------------------

(1)The since inception performance of each index is calculated from 2/28/94.

(2)An unmanaged index of large capitalization stocks.

(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.

-------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.20%
  TOTAL                                                             0.90%
  ------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year       $   92
3 years      $  287
5 years      $  498
10 years     $1,108





3 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Equity Income Fund's objective is long-term growth of capital and income.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

o the ability to pay above average dividends;

o the ability to finance expected growth; and

o strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES
The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.





4 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INCOME FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR GRAPH]


1995         23.00%
1996         20.28%
1997         27.72%
1998         16.22%
                                           BEST QUARTER:
                                           Quarter ending:              6/30/97
                                           Total return                   11.99%
                                           WORST QUARTER:
                                           Quarter ending:              9/30/98
                                           Total Return                   -7.61%



AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/98                                 Date     One Year    Inception(1)
-----------------------------------------------------------------------------
Equity Income Fund                           8/2/94        16.22%       19.72%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                   28.60%       28.30%
-----------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(3)                             9.47%        9.09%
-----------------------------------------------------------------------------

(1)The since inception performance of each index is calculated from 8/31/94.

(2)An unmanaged index of large capitalization stocks.

(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.17%
  TOTAL                                                             0.87%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $   89
3 years       $  278
5 years       $  482
10 years      $1,073






5 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INDEX FUND

-----------------------------------------------------------------------------
OBJECTIVE
Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500
The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

RISKS OF OPTIONS AND FUTURES
The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




6 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
EQUITY INDEX FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         36.97%
1996         22.44%
1997         32.84%
1998         28.56%

                                                     BEST QUARTER:
                                                     Quarter ending:   12/31/98
                                                     Total return         21.39%
                                                     WORST QUARTER:
                                                     Quarter ending:   9/30/98
                                                     Total Return        -9.91%


AVERAGE ANNUAL TOTAL RETURNS           Inception                         Since
AS OF 12/31/98                              Date       One Year      Inception
-----------------------------------------------------------------------------
Equity Index Fund                         2/4/94          28.56%         23.96%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  28.60%         24.12%
-----------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.18%
  TOTAL                                                             0.88%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $   90
3 years       $  281
5 years       $  488
10 years      $1,084




7 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Large Cap Growth Fund's primary objective is long-term growth of capital. Current income is a secondary objective of the fund.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Large Cap Growth Fund invests primarily (at least 65% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




8 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP GROWTH FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         32.78%
1996         23.23%
1997         21.61%
1998         24.05%

                                                   BEST QUARTER:
                                                   Quarter ending:     12/31/98
                                                   Total return           21.21%
                                                   WORST QUARTER:
                                                   Quarter ending:      9/30/98
                                                   Total Return          -14.09%


AVERAGE ANNUAL TOTAL RETURNS           Inception                         Since
AS OF 12/31/98                              Date       One Year      Inception
-----------------------------------------------------------------------------
Large Cap Growth Fund                     8/2/94          24.05%         23.92%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  28.60%         28.30%
-----------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 8/31/94.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.16%
  TOTAL                                                             0.86%
  ------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year       $   88
3 years      $  274
5 years      $  477
10 years     $1,061




9 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Large Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.




10 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FUND SUMMARIES
LARGE CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

1995         32.23%
1996         29.47%
1997         22.80%
1998          9.99%

                                                  BEST QUARTER:
                                                  Quarter ending:      12/31/98
                                                  Total return            16.64%
                                                  WORST QUARTER:
                                                  Quarter ending:       9/30/98
                                                  Total Return           -13.85%

AVERAGE ANNUAL TOTAL RETURNS            Inception                       Since
AS OF 12/31/98                               Date     One Year      Inception
-----------------------------------------------------------------------------
Large Cap Value Fund                       2/4/94         9.99%         19.10%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                 28.60%         24.12%
-----------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 2/28/94.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)


 -------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.18%
  TOTAL                                                             0.88%
  ------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year       $   90
3 years      $  281
5 years      $  488
10 years     $1,084




11 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.




12 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT
-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.





13 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                            ADVISORY FEE
                               AS A % OF
                           AVERAGE DAILY
                              NET ASSETS
 ---------------------------------------
Balanced Fund                      0.60%
Equity Income Fund                 0.58%
Equity Index Fund                  0.17%
Large Cap Growth Fund              0.64%
Large Cap Value Fund               0.62%
-----------------------------------------


CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.




14 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION
Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

PORTFOLIO TURNOVER
Portfolio managers for the funds other than Equity Index Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for Equity Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK
Each fund other than Equity Index Fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISK OF ACTIVE MANAGEMENT
Each fund other than Equity Index Fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.



15 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

INTEREST RATE RISK
Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK
Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK
Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

RISKS OF DOLLAR ROLL TRANSACTIONS
In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to



16 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)


be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.




17 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

BALANCED FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997         1996         1995       1994(1)
 ----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  15.43     $  13.15     $  12.13     $  10.54     $  10.86
                                                               --------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.44         0.42         0.42         0.40         0.25
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (0.30)        2.86         1.43         1.73        (0.32)
                                                               --------------------------------------------------------------
 Total From Investment Operations                                   0.14         3.28         1.85         2.13        (0.07)
                                                               --------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.44)       (0.42)       (0.42)       (0.39)       (0.25)
 Distributions (from capital gains)                                (1.12)       (0.58)       (0.41)       (0.15)          --
                                                               --------------------------------------------------------------
 Total Distributions                                               (1.56)       (1.00)       (0.83)       (0.54)       (0.25)
                                                               --------------------------------------------------------------
Net Asset Value, End of Period                                  $  14.01     $  15.43     $  13.15     $  12.13     $  10.54
                                                               ==============================================================
Total Return                                                        1.03%       26.17%       15.89%       20.89%       (0.64)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $455,426     $418,087     $332,786     $192,145     $125,285
Ratio of Expenses to Average Net Assets                             0.80%        0.80%        0.80%        0.79%        0.75%(2)
Ratio of Net Income to Average Net Assets                           3.01%        2.99%        3.31%        3.61%        3.51%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.90%        0.88%        0.89%        0.94%        1.05%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            2.91%        2.91%        3.22%        3.46%        3.21%(2)
Portfolio Turnover Rate                                              103%          84%          73%          77%          98%
 ----------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


18 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY INCOME FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997        1996        1995       1994(1)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  15.70     $  12.66     $ 11.24     $  9.89     $  9.90
                                                               -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.46         0.43        0.42        0.41        0.07
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.88         3.40        1.43        1.35       (0.03)
                                                               -----------------------------------------------------------
 Total From Investment Operations                                   1.34         3.83        1.85        1.76        0.04
                                                               -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.45)       (0.44)      (0.42)      (0.41)      (0.05)
 Distributions (from capital gains)                                (0.85)       (0.35)      (0.01)         --          --
                                                               -----------------------------------------------------------
 Total Distributions                                               (1.30)       (0.79)      (0.43)      (0.41)      (0.05)
                                                               -----------------------------------------------------------
Net Asset Value, End of Period                                  $  15.74     $  15.70     $ 12.66     $ 11.24     $  9.89
                                                               ===========================================================
Total Return                                                        8.85%       31.45%      16.79%      18.24%       0.45%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $359,588     $369,919     $64,590     $52,126     $17,489
Ratio of Expenses to Average Net Assets                             0.75%        0.75%       0.75%       0.75%       0.75%(2)
Ratio of Net Income to Average Net Assets                           2.81%        3.12%       3.50%       4.11%       5.61%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.87%        0.92%       0.95%       1.06%       1.14%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            2.69%        2.95%       3.30%       3.80%       5.22%(2)
Portfolio Turnover Rate                                               14%          39%         23%         23%        108%
 -------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since August 2, 1994.

(2)Annualized.


EQUITY INDEX FUND

                                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997          1996          1995         1994(1)
 --------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
Net Asset Value, Beginning of Period                            $  20.74     $  15.47      $  13.34      $  10.67      $  10.85
                                                               ------------------------------------------------------------------

Investment Operations:
 Net Investment Income                                              0.29         0.29          0.31          0.28          0.20
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    1.40         5.70          2.31          2.75         (0.18)
                                                               ------------------------------------------------------------------

 Total From Investment Operations                                   1.69         5.99          2.62          3.03          0.02
                                                               ------------------------------------------------------------------

Less Distributions:
 Dividends (from net investment income)                            (0.29)       (0.29)        (0.31)        (0.27)        (0.20)
 Distributions (from capital gains)                                (1.54)       (0.43)        (0.18)        (0.09)           --
                                                               ------------------------------------------------------------------

 Total Distributions                                               (1.83)       (0.72)        (0.49)        (0.36)        (0.20)
                                                               ------------------------------------------------------------------

Net Asset Value, End of Period                                  $  20.60     $  20.74      $  15.47      $  13.34      $  10.67
                                                               ==================================================================

Total Return                                                        8.82%       39.85%        19.98%        29.17%         0.18%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $996,528     $557,258      $348,539      $218,932      $163,688
Ratio of Expenses to Average Net Assets                             0.35%        0.35%         0.35%         0.35%         0.35%(2)
Ratio of Net Income to Average Net Assets                           1.36%        1.62%         2.14%         2.41%         2.59%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.88%        0.88%         0.90%         0.95%         1.03%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            0.83%        1.09%         1.59%         1.81%         1.91%(2)
Portfolio Turnover Rate                                               14%           8%           10%            9%           11%
 --------------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


19 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

LARGE CAP GROWTH FUND

                                                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997          1996         1995       1994(1)
 -----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  17.64     $  13.66      $  11.78     $   9.10     $  8.92
                                                               ---------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.13         0.12          0.18         0.17        0.03
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                   0.02         4.26          1.88         2.67        0.18
                                                               ---------------------------------------------------------------
 Total From Investment Operations                                   0.15         4.38          2.06         2.84        0.21
                                                               ---------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.13)       (0.13)        (0.18)       (0.16)      (0.03)
 Distributions (from capital gains)                                (1.36)       (0.27)           --           --          --
                                                               ---------------------------------------------------------------
 Total Distributions                                               (1.49)       (0.40)        (0.18)       (0.16)      (0.03)
                                                               ---------------------------------------------------------------
Net Asset Value, End of Period                                  $  16.30     $  17.64      $  13.66     $  11.78     $  9.10
                                                               ===============================================================
Total Return                                                        1.07%       32.75%        17.58%       31.57%       2.36%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $680,143     $681,151      $225,900     $132,854     $31,875
Ratio of Expenses to Average Net Assets                             0.80%        0.80%         0.79%        0.75%       0.75%(2)
Ratio of Net Income to Average Net Assets                           0.82%        0.77%         1.39%        1.69%       2.37%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.86%        0.89%         0.92%        1.01%       1.08%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            0.76%        0.68%         1.26%        1.43%       2.04%(2)
Portfolio Turnover Rate                                               38%          34%           21%          28%        101%
 -----------------------------------------------------------------------------------------------------------------------------

(1) Class Y shares have been offered since August 2, 1994.

(2)Annualized.

LARGE CAP VALUE FUND

                                                                                  FISCAL YEAR ENDED SEPTEMBER 30,
                                                                      1998          1997          1996          1995         1994(1)
 --------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $    28.75    $    22.60      $  19.56      $  16.50    $  16.47
                                                               ------------------------------------------------------------------
Investment Operations:
 Net Investment Income                                                0.35          0.39          0.42          0.36        0.25
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                    (2.57)         7.90          4.09          3.64        0.03
                                                               ------------------------------------------------------------------
 Total From Investment Operations                                    (2.22)         8.29          4.51          4.00        0.28
                                                               ------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                              (0.35)        (0.38)        (0.42)        (0.35)      (0.25)
 Distributions (from capital gains)                                  (3.76)        (1.76)        (1.05)        (0.59)         --
                                                               -----------------------------------------------------------------
 Total Distributions                                                 (4.11)        (2.14)        (1.47)        (0.94)      (0.25)
                                                               -----------------------------------------------------------------
Net Asset Value, End of Period                                  $    22.42    $    28.75      $  22.60      $  19.56    $  16.50
                                                               =================================================================
Total Return                                                         (8.47)%       39.13%        24.32%        25.50%       1.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $1,253,845    $1,095,262      $471,206      $312,559    $154,949
Ratio of Expenses to Average Net Assets                               0.80%         0.80%         0.80%         0.79%       0.75%(2)
Ratio of Net Income to Average Net Assets                             1.40%         1.39%         1.90%         2.10%       2.28%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)           0.88%         0.89%         0.88%         0.94%       1.01%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                              1.32%         1.30%         1.82%         1.95%       2.02%(2)
Portfolio Turnover Rate                                                 74%           57%           40%           52%         65%
 --------------------------------------------------------------------------------------------------------------------------------

(1) Class Y shares have been offered since February 4, 1994.

(2)Annualized.



20 PROSPECTUS - FIRST AMERICAN LARGE CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.



SEC file number: 811-05309


FAIF-1200 (2/1999)Y

FEBRUARY 1, 1999

MID CAP FUNDS

CLASS A, CLASS B, AND CLASS C SHARES


Mid Cap Growth Fund

Mid Cap Value Fund



                         First American
                                 Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Mid Cap Growth Fund             2
   Mid Cap Value Fund              4
POLICIES & SERVICES
   Buying Shares                   6
   Selling Shares                  9
   Managing Your Investment       10
ADDITIONAL INFORMATION
   Management                     12
   More About The Funds           13
   Financial Highlights           15
FOR MORE INFORMATION      Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Mid Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Mid Cap Growth Fund has an objective of growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 65% of its total assets) in common stocks of mid cap companies, defined as companies that have market capitalizations at the time of purchase within the range of the market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies included in the Russell Midcap Index ranged from approximately $118 million to $10.3 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or mid cap stocks may underperform the market as a whole.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1991      65.53%
1992       7.23%
1993      18.46%
1994      -4.90%
1995      39.35%
1996      11.84%
1997      23.40%
1998      10.58%
                                                       BEST QUARTER:
                                                       Quarter ending:  3/31/91
                                                       Total return       28.86%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -19.34%

AVERAGE ANNUAL TOTAL RETURNS              Inception                             Since Inception  Since Inception
AS OF 12/31/98                                 Date     One Year    Five Years        (Class A)        (Class B)
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class A)               4/23/90        4.81%        13.90%           16.86%             N/A
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class B)                8/7/98         N/A           N/A              N/A             2.36%
----------------------------------------------------------------------------------------------------------------
Russell Midcap Index(2)                                   10.10%        17.34%           16.85%            5.93%
----------------------------------------------------------------------------------------------------------------

(1)Performance prior to 8/7/98, represents that of the Emerging Growth Fund, a series of Piper Funds Inc.

(2)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.17%      0.17%      0.17%
  TOTAL                                                         1.12%      1.87%      1.87%
--------------------------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual class A share expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the fund's distributor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  633           $  690          $  190          $  388          $  288
3 years         $  862           $  988          $  588          $  682          $  682
5 years         $1,110           $1,211          $1,011          $1,101          $1,101
10 years        $1,817           $1,995          $1,995          $2,268          $2,268


3 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Mid Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Mid Cap Value Fund invests primarily (at least 65% of total assets) in common stocks of mid cap companies, defined as companies that have market capitalizations at the time of purchase within the range of the market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies included in the Russell Midcap Index ranged from approximately $118 million to $10.3 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid cap stocks may underperform the market as a whole.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989        19.66%
1990        -6.82%
1991        18.70%
1992        19.33%
1993        19.01%
1994         6.72%
1995        20.02%
1996        31.94%
1997        24.21%
1998       -13.24%
                                                       BEST QUARTER:
                                                       Quarter ending:  6/30/97
                                                       Total return       17.91%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -30.84%

AVERAGE ANNUAL TOTAL RETURNS              Inception                                Ten Years    Since Inception
AS OF 12/31/98                                 Date     One Year    Five Years     (Class A)           (Class B)
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class A)               12/22/87      -17.80%        11.53%        12.48%                N/A
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class B)                8/15/94      -17.24%          N/A           N/A               12.04%
----------------------------------------------------------------------------------------------------------------
Russell Midcap Index(1)                                   10.10%        17.34%        16.69%              20.77%
----------------------------------------------------------------------------------------------------------------

(1)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from the month end following the inception of the class B shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A   Class B     Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.19%      0.19%      0.19%
  TOTAL                                                         1.14%      1.89%      1.89%
--------------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
                CLASS A     each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year           $  635          $  692          $  192          $  390          $  290
3 years          $  868          $  994          $  594          $  688          $  688
5 years          $1,120          $1,221          $1,021          $1,111          $1,111
10 years         $1,838          $2,016          $2,016          $2,289          $2,289


5 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
Both funds in this prospectus offer class A, class B and class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B or class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class B or class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
These shares combine some of the characteristics of class A and class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o no conversion to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares for as long as you hold them.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A, class B and class C share average daily net assets attributable to shares sold through such institutions. For class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


6 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)


CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                                                  MAXIMUM
                                    SALES CHARGE              REALLOWANCE
                              AS A % OF       AS A % OF         AS A % OF
                               PURCHASE      NET AMOUNT          PURCHASE
                                  PRICE        INVESTED             PRICE
-------------------------------------------------------------------------
Less than  $50,000                5.25%           5.54%             5.00%
$50,000 - $99,999                 4.25%           4.44%             4.00%
$100,000 - $249,999               3.25%           3.36%             3.00%
$250,000 - $499,999               2.25%           2.30%             2.00%
$500,000 - $999,999               1.75%           1.78%             1.50%
$1 million and over                  0%              0%                0%

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION
There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                              CDSC AS A % OF THE
YEAR SINCE PURCHASE          VALUE OF YOUR SHARES
-------------------------------------------------
First                                 5%
Second                                5%
Third                                 4%
Fourth                                3%
Fifth                                 2%
Sixth                                 1%
Seventh                               0%
Eighth                                0%


7 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.

-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address. Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.


8 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

ACCOUNTS WITH LOW BALANCES
Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.


9 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS
You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


10 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


11 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, the funds paid the following investment advisory fees to First American Asset Management:

                          ADVISORY FEE
                             AS A % OF
                         AVERAGE DAILY
                            NET ASSETS
--------------------------------------
Mid Cap Growth Fund*             0.67%
Mid Cap Value Fund               0.70%
--------------------------------------
*Prior to August 7, 1998, the fund's predecessor, Piper Emerging Growth Fund, was a party to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement, PCM was paid an investment advisory fee equal to 0.75% of the fund's first $100 million of average net assets, 0.65% of the next $200 million, 0.55% of the next $200 million, and 0.50% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment adviser. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

12 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk. Mid cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


13 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mututal funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduced these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

14 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A and class B shares of each fund. There were no class C shares outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.


MID CAP GROWTH FUND(1)

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998         1997         1996         1995         1994
 ---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  15.25     $  13.86     $  12.97     $   9.63     $   9.87
                                                              --------------------------------------------------------------
Investment Operations:
 Net Investment Loss                                              (0.09)       (0.08)       (0.05)       (0.06)       (0.04)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (1.80)        2.72         2.18         3.40        (0.20)
                                                              --------------------------------------------------------------
 Total From Investment Operations                                 (1.89)        2.64         2.13         3.34        (0.24)
                                                              --------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                              --           --           --           --           --
 Distributions (from capital gains)                               (1.56)       (1.25)       (1.24)          --           --
                                                              --------------------------------------------------------------
 Total Distributions                                              (1.56)       (1.25)       (1.24)          --           --
                                                              --------------------------------------------------------------
Net Asset Value, End of Period                                 $  11.80     $  15.25     $  13.86     $  12.97     $   9.63
                                                              ==============================================================
Total Return                                                     (13.05)%      21.04%       17.84%       34.68%       (2.38)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $188,763     $274,799     $303,769     $252,632     $224,188
Ratio of Expenses to Average Net Assets                            1.18%        1.23%        1.18%        1.24%        1.24%
Ratio of Net Income (Loss) to Average Net Assets                  (0.60)%      (0.55)%      (0.41)%      (0.51)%      (0.38)%
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                           1.34%        1.39%        1.37%        1.42%        1.44%
Ratio of Net Income (Loss) to Average Net Assets
(excluding  waivers)                                              (0.76)%      (0.71)%      (0.60)%      (0.69)%      (0.58)%
Portfolio Turnover Rate                                              39%          51%          44%          33%          31%
 ---------------------------------------------------------------------------------------------------------------------------

See footnotes on following page.


15 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

MID CAP GROWTH FUND(1) (CONTINUED)

                                                                                                    PERIOD FROM
                                                          PERIOD FROM          PERIOD FROM       FEBRUARY 18, 1997
                                                       AUGUST 7, 1998 TO     OCTOBER 1, 1997            TO
                                                         SEPTEMBER 30,             TO              SEPTEMBER 30,
CLASS B SHARES                                              1998(2)         APRIL 28, 1998(3)         1997(4)
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $ 13.86              $15.20               $12.54
                                                      -------------------------------------------------------------
Investment Operations:
 Net Investment Loss                                          (0.01)              (0.09)               (0.10)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                              (2.07)               1.02                 2.76
                                                      -------------------------------------------------------------
 Total From Investment Operations                             (2.08)               0.93                 2.66
                                                      -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          --                  --                   --
 Distributions (from capital gains)                              --               (1.56)                  --
                                                      -------------------------------------------------------------
 Total Distributions                                             --               (1.56)                  --
                                                      -------------------------------------------------------------
Net Asset Value, End of Period                              $ 11.78              $14.57               $15.20
                                                      =============================================================
Total Return                                                 (15.01)%              7.77%               21.21%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $    17              $   --               $1,028
Ratio of Expenses to Average Net Assets                        1.87%(5)            1.85%(5)             1.85%(5)
Ratio of Net Loss to Average Net Assets                       (1.12)%(5)          (1.33)%(5)           (1.16)%(5)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                       1.87%(5)            1.85%(5)             1.85%(5)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                      (1.12)%(5)          (1.33)%(5)           (1.16)%(5)
Portfolio Turnover Rate                                          39%                 29%                  51%
 ------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund class A and class B shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2)Class B shares of Mid Cap Growth Fund have been offered since August 7,
   1998.

(3)Effective April 28, 1998, all outstanding class B shares of Piper Emerging Growth Fund were exchanged for class A shares of such fund and class B share activity was discontinued.

(4)Class B shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(5)Annualized.


16 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

MID CAP VALUE FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                    1998         1997         1996         1995        1994
 ---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 24.19      $ 20.41      $ 17.89      $ 17.30      $15.81
                                                               -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.07         0.11         0.20         0.35        0.28
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (6.41)        6.98         3.94         1.60        2.52
                                                               -------------------------------------------------------------
 Total From Investment Operations                                 (6.34)        7.09         4.14         1.95        2.80
                                                               -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.07)       (0.11)       (0.20)       (0.34)      (0.28)
 Distributions (from capital gains)                               (2.74)       (3.20)       (1.42)       (1.02)      (1.03)
                                                               -------------------------------------------------------------
 Total Distributions                                              (2.81)       (3.31)       (1.62)       (1.36)      (1.31)
                                                               -------------------------------------------------------------
Net Asset Value, End of Period                                  $ 15.04      $ 24.19      $ 20.41      $ 17.89      $17.30
                                                               =============================================================
Total Return                                                     (28.83)%      39.93%       25.23%       12.63%      18.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $29,261      $35,207      $17,987      $11,609      $7,333
Ratio of Expenses to Average Net Assets                            1.14%        1.14%        1.13%        1.09%       0.81%
Ratio of Net Income to Average Net Assets                          0.43%        0.58%        1.06%        2.08%       1.88%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.14%        1.15%        1.13%        1.20%       1.23%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           0.43%        0.57%        1.06%        1.97%       1.46%
Portfolio Turnover Rate                                             135%          82%         143%          72%        116%
 ---------------------------------------------------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998         1997         1996        1995      1994(1)
 ------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 23.96      $ 20.31      $ 17.83      $17.29      $16.51
                                                              -----------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                    (0.01)        0.02         0.09        0.29        0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (6.41)        6.85         3.91        1.51        0.85
                                                              -----------------------------------------------------------
 Total From Investment Operations                                (6.42)        6.87         4.00        1.80        0.86
                                                              -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             --        (0.02)       (0.10)      (0.24)      (0.08)
 Distributions (from capital gains)                              (2.74)       (3.20)       (1.42)      (1.02)         --
                                                              -----------------------------------------------------------
 Total Distributions                                             (2.74)       (3.22)       (1.52)      (1.26)      (0.08)
                                                              -----------------------------------------------------------
Net Asset Value, End of Period                                 $ 14.80      $ 23.96      $ 20.31      $17.83      $17.29
                                                              ===========================================================
Total Return                                                    (29.40)%      38.81%       24.35%      11.64%       5.22%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $31,276      $36,649      $12,847      $4,847      $  370
Ratio of Expenses to Average Net Assets                           1.89%        1.90%        1.88%       1.88%       1.68%(2)
Ratio of Net Income (Loss) to Average Net Assets                 (0.31)%      (0.18)%       0.25%       1.22%       0.47%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.89%        1.90%        1.88%       1.95%       2.03%(2(
Ratio of Net Income (Loss) to Average Net Assets
(excluding  waivers)                                             (0.31)%      (0.18)%       0.25%       1.15%       0.12%(2)
Portfolio Turnover Rate                                            135%          82%         143%         72%        116%
 ------------------------------------------------------------------------------------------------------------------------

(1)Class B shares have been offered since August 15, 1994.

(2)Annualized.


17 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-2000 (2/1999)R

FEBRUARY 1, 1999

MID CAP FUNDS

CLASS Y SHARES


Mid Cap Growth Fund

Mid Cap Value Fund

                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS


FUND SUMMARIES
   Mid Cap Growth Fund              2
   Mid Cap Value Fund               4
POLICIES & SERVICES
   Buying and Selling Shares        6
   Managing Your Investment         7
ADDITIONAL INFORMATION
   Management                       8
   More About The Funds             9
   Financial Highlights            11
FOR MORE INFORMATION       Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Mid Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Mid Cap Growth Fund has an objective of growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 65% of total assets) in common stocks of mid cap companies, defined as companies that have market capitalizations at the time of purchase within the range of the market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies included in the Russell Midcap Index ranged from approximately $118 million to $10.3 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or mid cap stocks may underperform the market as a whole.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because class Y shares were first offered in 1997, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP GROWTH FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1998      10.84%

                                                       BEST QUARTER:
                                                       Quarter ending:  12/31/98
                                                       Total return     25.88%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return     -19.31%


AVERAGE ANNUAL TOTAL RETURNS    Inception                        Since
AS OF 12/31/98(1)                    Date      One Year      Inception
-----------------------------------------------------------------------------
Mid Cap Growth Fund               2/18/97       10.84%          16.94%
-----------------------------------------------------------------------------
Russell Midcap Index(2)                         10.10%          18.70%
-----------------------------------------------------------------------------

(1)Performance prior to 8/7/98 represents that of the Emerging Growth Fund, a series of Piper Funds Inc.

(2)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from 2/28/97.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                    None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------
  Management Fees                                                0.70%
  Distribution and Service (12b-1) Fees                          None
  Other Expenses                                                 0.17%
  TOTAL                                                          0.87%
  ------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------
1 year        $   89
3 years       $  278
5 years       $  482
10 years      $1,073


3 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Mid Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Mid Cap Value Fund invests primarily (at least 65% of total assets) in common stocks of mid cap companies, defined as companies that have market capitalizations at the time of purchase within the range of the market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies included in the Russell Midcap Index ranged from approximately $118 million to $10.3 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid cap stocks may underperform the market as a whole.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FUND SUMMARIES
MID CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995      20.30%
1996      32.34%
1997      24.53%
1998     -12.96%

                                                 BEST QUARTER:
                                                 Quarter ending:     6/30/97
                                                 Total return        17.97%

                                                 WORST QUARTER:
                                                 Quarter ending:     9/30/98
                                                 Total Return        -30.80%

AVERAGE ANNUAL TOTAL RETURNS     Inception                         Since
AS OF 12/31/98                        Date       One Year      Inception
-----------------------------------------------------------------------------
Mid Cap Value Fund                  2/4/94       -12.96%           12.35%
-----------------------------------------------------------------------------
Russell Midcap Index(1)                           10.10%           17.33%
-----------------------------------------------------------------------------
(1)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from 2/28/94.

------------------------------------------------------------------------------
FEES AND EXPENSES
As an investo you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.19%
  TOTAL                                                             0.89%
  ------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $   91
3 years       $  284
5 years       $  493
10 years      $1,096


5 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

6 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

7 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, the funds paid the following investment advisory fees to First American Asset
Management:

                          ADVISORY FEE
                             AS A % OF
                         AVERAGE DAILY
                            NET ASSETS
 -------------------------------------
Mid Cap Growth Fund*             0.67%
Mid Cap Value Fund               0.70%
---------------------------------------

*Prior to August 7, 1998, the fund's predecessor, Piper Emerging Growth Fund, was party to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement PCM was paid an investment advisory fee equal to 0.75% of the fund's first $100 million of average net assets, 0.65% of the next $200 million, 0.55% of the next $200 million, and 0.50% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

8 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF MID CAP STOCKS
While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk. Mid cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


9 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

10 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

MID CAP GROWTH FUND(1)


                                                               FISCAL YEAR ENDED   FISCAL PERIOD ENDED
                                                                  SEPTEMBER 30,       SEPTEMBER 30,
                                                                     1998                1997(2)
 -----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 15.29              $ 12.54
                                                               ---------------------------------------
Investment Operations:
 Net Investment Loss                                                  (0.04)               (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      (1.82)                2.76
                                                               ---------------------------------------
 Total From Investment Operations                                     (1.86)                2.75
                                                               ---------------------------------------
Less Distributions:
 Dividends (from net investment income)                                  --                   --
 Distributions (from capital gains)                                   (1.56)                  --
                                                               ---------------------------------------
 Total Distributions                                                  (1.56)                  --
                                                               ---------------------------------------
Net Asset Value, End of Period                                      $ 11.87              $ 15.29
                                                               =======================================
Total Return                                                         (12.79)%              21.93%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $73,356              $59,393
Ratio of Expenses to Average Net Assets                                0.87%                0.87 %(3)
Ratio of Net Loss to Average Net Assets                               (0.27)%              (0.16)%(3)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                               0.87%                0.87 %(3)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                              (0.27)%              (0.16)%(3)
Portfolio Turnover Rate                                                  39%                  51 %
 ----------------------------------------------------------------------------------------------------

(1)The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund class Y shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2)Class Y shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(3)Annualized.


11 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

MID CAP VALUE FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997         1996         1995       1994(1)
 ----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  24.21     $  20.43     $  17.89     $  17.30     $  16.34
                                                               --------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.14         0.16         0.25         0.38         0.22
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (6.43)        6.98         3.95         1.61         0.96
                                                               --------------------------------------------------------------
 Total From Investment Operations                                  (6.29)        7.14         4.20         1.99         1.18
                                                               --------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.13)       (0.16)       (0.24)       (0.38)       (0.22)
 Distributions (from capital gains)                                (2.74)       (3.20)       (1.42)       (1.02)          --
                                                               --------------------------------------------------------------
 Total Distributions                                               (2.87)       (3.36)       (1.66)       (1.40)       (0.22)
                                                               --------------------------------------------------------------
Net Asset Value, End of Period                                  $  15.05     $  24.21     $  20.43     $  17.89     $  17.30
                                                               ==============================================================
Total Return                                                      (28.65)%      40.25%       25.61%       12.84%        7.31%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $418,041     $509,308     $247,828     $201,786     $128,806
Ratio of Expenses to Average Net Assets                             0.89%        0.89%        0.88%        0.88%        0.79%(2)
Ratio of Net Income to Average Net Assets                           0.69%        0.82%        1.35%        2.30%        1.93%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.89%        0.90%        0.88%        0.95%        1.03%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            0.69%        0.81%        1.35%        2.23%        1.69%(2)
Portfolio Turnover Rate                                              135%          82%         143%          72%         116%
 ----------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.

12 PROSPECTUS - FIRST AMERICAN MID CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-2200 (2/1999)Y

FEBRUARY 1, 1999

SMALL CAP FUNDS

CLASS A, CLASS B AND CLASS C SHARES


Micro Cap Value Fund

Regional Equity Fund

Small Cap Growth Fund

Small Cap Value Fund

                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Micro Cap Value Fund            2
   Regional Equity Fund            4
   Small Cap Growth Fund           6
   Small Cap Value Fund            8
POLICIES & SERVICES
   Buying Shares                  10
   Selling Shares                 14
   Managing Your Investment       15
ADDITIONAL INFORMATION
   Management                     17
   More About The Funds           18
   Financial Highlights           20
FOR MORE INFORMATION      Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Small Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.





1 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
MICRO CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Micro Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Micro Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of very small capitalization companies, defined as companies that have market capitalizations of less than $500 million at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of very small capitalization companies may underperform the market as a whole.

RISKS OF MICRO CAP STOCKS
Stocks of very small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




2 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
MICRO CAP VALUE FUND (CONTINUED)

----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR GRAPH]


1989           21.28%
1990          -14.60%
1991           62.04%
1992           28.00%
1993           20.81%
1994            0.19%
1995           47.04%
1996           20.75%
1997           23.06%
1998           -7.13%

                                                  BEST QUARTER:
                                                  Quarter ending:       3/31/91
                                                  Total return            35.61%
                                                  WORST QUARTER:
                                                  Quarter ending:       9/30/90
                                                  Total return           -21.58%

                                                                                           Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                              Ten Years        Inception
AS OF 12/31/98(1)                   Date       One Year    Five Years     (Class A)        (Class B)
-----------------------------------------------------------------------------------------------------
Micro Cap Value Fund (Class A)                   -12.00%        13.90%       17.44%            N/A
-----------------------------------------------------------------------------------------------------
Micro Cap Value Fund (Class B)        8/9/97     -11.60%          N/A          N/A          -12.77%
-----------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                             -2.55%        11.87%       12.92%           2.54%
-----------------------------------------------------------------------------------------------------


(1)Performance prior to 8/9/97 is that of the fund's predecessor common trust fund, adjusted to reflect the fund's class A share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.The since inception performance of the index is calculated from 8/31/97.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)


-----------------------------------------------------------------------------
SHAREHOLDER FEES                                           Class A    Class B
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                  5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                               0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET
ASSETS
-----------------------------------------------------------------------------
  Management Fees                                           0.70%      0.70%
  Distribution and Service (12b-1) Fees                     0.25%      1.00%
  Other Expenses                                            0.18%      0.18%
  TOTAL                                                     1.13%      1.88%
-----------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15% AND 1.90%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
                CLASS A     each period     each period
 ------------------------------------------------------
1 year           $  634          $  691          $  191
3 years          $  865          $  991          $  591
5 years          $1,115          $1,216          $1,016
10 years         $1,827          $2,005          $2,005





3 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
REGIONAL EQUITY FUND

-----------------------------------------------------------------------------
OBJECTIVE
Regional Equity Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Regional Equity Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. Small capitalization companies are defined as companies that have market capitalizations of less than $1 billion at the time of purchase.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF REGIONAL CONCENTRATION
The fund's policy of concentrating its investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.





4 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
REGIONAL EQUITY FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]


1993       21.06%
1994        1.69%
1995       48.73%
1996       13.77%
1997       22.59%
1998       -5.71%

                                                  BEST QUARTER:
                                                  Quarter ending:      12/31/98
                                                  Total return            20.12%
                                                  WORST QUARTER:
                                                  Quarter ending:       9/30/98
                                                  Total return           -22.49%

                                                                              Since            Since
AVERAGE ANNUAL TOTAL RETURNS      Inception                               Inception        Inception
AS OF 12/31/98                         Date   One Year   Five Years       (Class A)        (Class B)
-------------------------------------------------------------------------------------------------------
Regional Equity Fund (Class A)     12/14/92     -10.67%       13.51%         15.19%             N/A
-------------------------------------------------------------------------------------------------------
Regional Equity Fund (Class B)      8/15/94     -10.83%         N/A            N/A            15.81%
-------------------------------------------------------------------------------------------------------
Russell 2000 Index(1)                            -2.55%       11.87%         13.66%           15.14%
-------------------------------------------------------------------------------------------------------


(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ------------------------------------------------------------------------------
SHAREHOLDER FEES                                            Class A     Class B
  -----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                   5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET
ASSETS
  -----------------------------------------------------------------------------
  Management Fees                                            0.70%      0.70%
  Distribution and Service (12b-1) Fees                      0.25%      1.00%
  Other Expenses                                             0.21%      0.21%
  TOTAL                                                      1.16%      1.91%
  -----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15% AND 1.90%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
              CLASS A       each period     each period
 ------------------------------------------------------
1 year         $  637            $  694          $  194
3 years        $  874            $1,000          $  600
5 years        $1,130            $1,232          $1,032
10 years       $1,860            $2,038          $2,038





5 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Small Cap Growth Fund has an objective of growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Small Cap Growth Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations of less than $1 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.



6 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP GROWTH FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


1989         27.78%
1990         -0.42%
1991         40.55%
1992         11.47%
1993         10.98%
1994         -2.44%
1995         20.20%
1996         11.68%
1997         29.23%
1998          7.73%

                                                     BEST QUARTER:
                                                     Quarter ending:   12/31/98
                                                     Total return         28.06%
                                                     WORST QUARTER:
                                                     Quarter ending:    9/30/98
                                                     Total return        -22.14%

                                                                                           Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                   Five     Ten Years      Inception
AS OF 12/31/98(1)                       Date    One Year      Years      (Class A)      (Class B)
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)      3/16/87        2.05%     11.56%        14.34%           N/A
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class B)      8/31/98         N/A        N/A           N/A           1.98%
--------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                              -2.55%     11.87%        12.92%         -7.12%
--------------------------------------------------------------------------------------------------


(1)Performance prior to July 31, 1998 is that of Piper Small Company Growth
   Fund.

(2)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


-----------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

 --------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B     Class C
  -------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.20%      0.20%      0.20%
  TOTAL                                                         1.15%      1.90%      1.90%
  -------------------------------------------------------------------------------------------


(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               ASSUMING     ASSUMING NO        ASSUMING     ASSUMING NO
                             REDEMPTION      REDEMPTION      REDEMPTION      REDEMPTION
                              AT END OF       AT END OF       AT END OF       AT END OF
                CLASS A     EACH PERIOD     EACH PERIOD     EACH PERIOD     EACH PERIOD
 --------------------------------------------------------------------------------------
1 year           $  636         $  693          $  193          $  391           $  291
3 years          $  871         $  997          $  597          $  691           $  691
5 years          $1,125         $1,226          $1,026          $1,116           $1,116
10 years         $1,849         $2,027          $2,027          $2,300           $2,300





7 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Small Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Small Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations of less than $1 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.





8 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1989         22.70%
1990        -13.72%
1991         60.96%
1992         26.50%
1993         22.60%
1994         -0.33%
1995         47.30%
1996         20.07%
1997         20.07%
1998         -8.47%

                                                   BEST QUARTER:
                                                   Quarter ending:     3/31/91
                                                   Total return          33.49%
                                                   WORST QUARTER:
                                                   Quarter ending:     9/30/98
                                                   Total return         -23.21%


                                                                                             Since
AVERAGE ANNUAL TOTAL RETURNS      Inception                               Ten Years      Inception
AS OF 12/31/98(1)                      Date      One Year    Five Years    (Class A)      (Class B)
------------------------------------------------------------------------------------------------------
Small Cap Value Fund (Class A)                     -13.28%        12.92%      17.10%           N/A
------------------------------------------------------------------------------------------------------
Small Cap Value Fund (Class B)     11/24/97        -13.35%          N/A         N/A         -13.23%
------------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                               -2.55%        11.87%      12.92%         -1.37%
------------------------------------------------------------------------------------------------------


(1)Performance from 8/1/94 to 11/21/97 is that of Qualivest Small Companies Value Fund. Performance prior to 8/1/94 is that of the Qualivest fund's predecessor common trust fund, adjusted to reflect the Qualivest fund's class A share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 11/30/97.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)


 --------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B     Class C
  -------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.18%      0.18%      0.18%
  TOTAL                                                         1.13%      1.88%      1.88%
  -------------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               ASSUMING     ASSUMING NO        ASSUMING     ASSUMING NO
                             REDEMPTION      REDEMPTION      REDEMPTION      REDEMPTION
                              AT END OF       AT END OF       AT END OF       AT END OF
                CLASS A     EACH PERIOD     EACH PERIOD     EACH PERIOD     EACH PERIOD
 --------------------------------------------------------------------------------------
1 year           $  634         $  691          $  191          $  389          $  289
3 years          $  865         $  991          $  591          $  685          $  685
5 years          $1,115         $1,216          $1,016          $1,106          $1,106
10 years         $1,827         $2,005          $2,005          $2,279          $2,279





9 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A and class B shares. Small Cap Growth Fund and Small Cap Value Fund also offer class C shares. Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B or class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class B or class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
These shares combine some of the characteristics of class A and class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o no conversion to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares for as long as you hold them.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
 ----------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A, class B and class C share average daily net assets attributable to shares sold through such institutions. For class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be



10 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    SALES CHARGE
                                                                    MAXIMUM
                                                                REALLOWANCE
                               AS A % OF        AS A % OF         AS A % OF
                                PURCHASE       NET AMOUNT          PURCHASE
                                   PRICE         INVESTED             PRICE
 --------------------------------------------------------------------------
Less than $50,000                  5.25%            5.54%             5.00%
$50,000 - $99,999                  4.25%            4.44%             4.00%
$100,000 - $249,999                3.25%            3.36%             3.00%
$250,000 - $499,999                2.25%            2.30%             2.00%
$500,000 - $999,999                1.75%            1.78%             1.50%
$1 million and over                   0%               0%                0%

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .


CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.



11 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)


                             CDSC AS A % OF THE
YEAR SINCE PURCHASE         VALUE OF YOUR SHARES
 -------------------------------------------------
First                                5%
Second                               5%
Third                                4%
Fourth                               3%
Fifth                                2%
Sixth                                1%
Seventh                              0%
Eighth                               0%

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.

-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.




12 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.








13 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.


ACCOUNTS WITH LOW BALANCES

Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.






14 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.





15 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.







16 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                             ADVISORY FEE
                                AS A % OF
                            AVERAGE DAILY
                               NET ASSETS
 ----------------------------------------
Micro Cap Value Fund                0.70%
Regional Equity Fund                0.69%
Small Cap Growth Fund*              0.49%
Small Cap Value Fund                0.70%
------------------------------------------

*Prior to July 31, 1998, the fund's predecessor, Piper Small Company Growth
 Fund, was a party to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement, PCM was paid an investment advisory fee equal to 0.75% of the fund's first $100 million of average net assets, 0.65% of the next $200 million, 0.55% of the next $200 million, and 0.50% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.





17 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL AND MICRO CAP STOCKS
Stocks of small and very small capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small and micro cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small and very small capitalization companies at the desired time and price.

RISKS OF REGIONAL CONCENTRATION
Regional Equity Fund invests primarily in common stocks of companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the fund principally invests has a diverse industrial base (including agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.






18 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)


RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.





19 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A and class B shares of each fund. Small Cap Growth Fund and Small Cap Value Fund did not have any class C shares outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

MICRO CAP VALUE FUND

                                                                 FISCAL YEAR ENDED
                                                                   SEPTEMBER 30,
CLASS A SHARES                                                   1998       1997(1)
 ------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 10.96       $10.00
                                                              -----------------------
Investment Operations:
 Net Investment Income                                              --           --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (2.42)        0.96
                                                              -----------------------
 Total From Investment Operations                                (2.42)        0.96
                                                              -----------------------
Less Distributions:
 Dividends (from net investment income)                             --           --
 Distributions (from capital gains)                              (0.59)          --
                                                              -----------------------
 Total Distributions                                             (0.59)          --
                                                              -----------------------
Net Asset Value, End of Period                                 $  7.95       $10.96
                                                              =======================
Total Return                                                    (22.77)%       9.60%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 1,110       $   44
Ratio of Expenses to Average Net Assets                           1.13%        1.15%(2)
Ratio of Net Loss to Average Net Assets                          (0.09)%      (0.25)%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.13%        1.32%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.09)%      (0.42)%(2)
Portfolio Turnover Rate                                             16%           0%
 ------------------------------------------------------------------------------------




                                                                 FISCAL YEAR ENDED
                                                                   SEPTEMBER 30,
CLASS B SHARES                                                   1998       1997(1)
 ------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 10.95       $10.00
                                                              -----------------------
Investment Operations:
 Net Investment Loss                                             (0.01)          --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (2.51)        0.95
                                                              -----------------------
 Total From Investment Operations                                (2.52)        0.95
                                                              -----------------------
Less Distributions:
 Dividends (from net investment income)                             --           --
 Distributions (from capital gains)                              (0.59)          --
                                                              -----------------------
 Total Distributions                                             (0.59)          --
                                                              -----------------------
Net Asset Value, End of Period                                 $  7.84       $10.95
                                                              =======================
Total Return                                                    (23.78)%       9.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $   206       $   50
Ratio of Expenses to Average Net Assets                           1.88%        1.90%(2)
Ratio of Net Loss to Average Net Assets                          (0.78)%      (1.04)%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.88%        2.07%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.78)%      (1.21)%(2)
Portfolio Turnover Rate                                             16%           0%
 ------------------------------------------------------------------------------------

(1)Class A and class B shares have been offered since August 8, 1997.

(2)Annualized.





20 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

REGIONAL EQUITY FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998         1997         1996         1995        1994
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 23.12      $ 17.71      $ 17.12      $ 12.52      $11.96
                                                              -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              --         0.03         0.04         0.08        0.08
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (5.49)        6.14         1.70         4.90        0.71
                                                              -------------------------------------------------------------
 Total From Investment Operations                                (5.49)        6.17         1.74         4.98        0.79
                                                              -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             --        (0.07)       (0.04)       (0.06)      (0.07)
 Distributions (from capital gains)                              (0.95)       (0.69)       (1.11)       (0.32)      (0.16)
                                                              -------------------------------------------------------------
 Total Distributions                                             (0.95)       (0.76)       (1.15)       (0.38)      (0.23)
                                                              -------------------------------------------------------------
Net Asset Value, End of Period                                 $ 16.68      $ 23.12      $ 17.71      $ 17.12      $12.52
                                                              =============================================================
Total Return                                                    (24.54)%      36.13%       10.97%       41.17%       6.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $25,706      $37,677      $25,325      $14,917      $8,345
Ratio of Expenses to Average Net Assets                           1.15%        1.15%        1.13%        1.05%       0.82%
Ratio of Net Income (Loss) to Average Net Assets                 (0.08)%       0.11%        0.24%        0.58%       0.59%
Ratio of Expenses to Average Net Assets (excluding
  waivers)                                                        1.16%        1.15%        1.15%        1.20%       1.25%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                            (0.09)%       0.11%        0.22%        0.43%       0.16%
Portfolio Turnover Rate                                             15%          17%          36%          42%         41%
 --------------------------------------------------------------------------------------------------------------------------


                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998         1997         1996        1995       1994(1)
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 22.72      $ 17.47      $ 16.99      $12.50       $12.19
                                                              -------------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                    (0.04)       (0.03)       (0.04)       0.04           --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (5.48)        5.97         1.64        4.80         0.33
                                                              -------------------------------------------------------------
 Total From Investment Operations                                (5.52)        5.94         1.60        4.84         0.33
                                                              -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             --           --        (0.01)      (0.03)       (0.02)
 Distributions (from capital gains)                              (0.95)       (0.69)       (1.11)      (0.32)          --
                                                              -------------------------------------------------------------
 Total Distributions                                             (0.95)       (0.69)       (1.12)      (0.35)       (0.02)
                                                              -------------------------------------------------------------
Net Asset Value, End of Period                                 $ 16.25      $ 22.72      $ 17.47      $16.99       $12.50
                                                              =============================================================
Total Return                                                    (25.12)%      35.18%       10.14%      39.98%        2.73%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $29,481      $39,683      $27,671      $7,630       $  185
Ratio of Expenses to Average Net Assets                           1.90%        1.90%        1.88%       1.84%        1.80%(2)
Ratio of Net Loss to Average Net Assets                          (0.83)%      (0.65)%      (0.52)%     (0.25)%      (0.41)%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.91%        1.90%        1.90%       1.95%        2.05%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.84)%      (0.65)%      (0.54)%     (0.36)%      (0.66)%(2)
Portfolio Turnover Rate                                             15%          17%          36%         42%          41%
 --------------------------------------------------------------------------------------------------------------------------

(1)Class B shares have been offered since August 15, 1994.

(2)Annualized.





21 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


SMALL CAP GROWTH FUND

                                                                                     FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES(1)                                                         1998         1997         1996(2)      1995      1994
 --------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA(3)
Net Asset Value, Beginning of Period                                   $ 17.41      $ 17.11      $ 17.68      $ 15.61   $ 15.30
                                                                      -----------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                            (0.09)       (0.16)        0.06         0.09      0.07
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                         (2.67)        5.66         0.87         2.07      0.27
                                                                      -----------------------------------------------------------
 Total From Investment Operations                                        (2.76)        5.50         0.93         2.16      0.34
                                                                      -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                                     --        (0.04)       (0.07)       (0.09)    (0.03)
 Distributions (from capital gains)                                      (2.64)       (5.16)       (1.43)          --        --
 Tax Return of Capital                                                   (0.11)          --           --           --        --
                                                                      -----------------------------------------------------------
 Total Distributions                                                     (2.75)       (5.20)       (1.50)       (0.09)    (0.03)
                                                                      -----------------------------------------------------------
Net Asset Value, End of Period                                         $ 11.90      $ 17.41      $ 17.11      $ 17.68   $ 15.61
                                                                      ===========================================================
Total Return                                                            (18.66)%      45.66%        5.38%       13.88%     2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $28,252      $35,647      $30,968      $48,421   $78,376
Ratio of Expenses to Average Net Assets                                   1.29%        1.34%        1.32%        1.40%     1.32%
Ratio of Net Income (Loss) to Average Net Assets                         (0.61)%      (0.75)%       0.20%        0.43%     0.37%
Ratio of Expenses to Average Net Assets (excluding waivers)               1.43%        1.98%        1.79%        1.63%     1.54%
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                                 (0.75)%      (1.39)%      (0.27)%       0.20%     0.15%
Portfolio Turnover Rate                                                     92%         109%         125%         182%      177%
 --------------------------------------------------------------------------------------------------------------------------------


See footnotes on the following page.




22 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


SMALL CAP GROWTH FUND (CONTINUED)


                                                                                             Period from
                                                        Period from         Period from        February
                                                       July 31, 1998         October 1,         18,1997
                                                        to September            1997         to September
                                                            30,             to April 28,          30,
CLASS B SHARES                                            1998(6)              1998(5)           1997(4)
 ----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $ 13.74                $ 9.54           $ 7.24
                                                         --------------------------------------------------
Investment Operations:
 Net Investment Loss                                      (0.02)                (0.09)           (0.03)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                          (2.22)                 0.42             2.33
                                                         --------------------------------------------------
 Total From Investment Operations                         (2.24)                 0.33             2.30
                                                         --------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                      --                    --               --
 Distributions (from capital gains)                          --                 (0.15)              --
 Tax Return of Capital                                       --                 (0.01)              --
                                                         --------------------------------------------------
 Total Distributions                                         --                 (0.16)              --
                                                         --------------------------------------------------
Net Asset Value, End of Period                          $ 11.50                $ 9.71           $ 9.54
                                                         ==================================================
Total Return                                             (16.30)%                3.61%           31.77%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                         $ 1,104                $   --           $  480
Ratio of Expenses to Average Net Assets                    1.90%(7)              2.03%(7)         1.98%(7)
Ratio of Net Loss to Average Net Assets                   (1.20)%(7)            (1.30)%(7)       (1.49)%(7)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                   1.90%(7)              2.40%(7)         2.15%(7)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                  (1.20)%(7)            (1.67)%(7)       (1.66)%(7)
Portfolio Turnover Rate                                      92%                   56%             109%
 ----------------------------------------------------------------------------------------------------------


(1)Per share amounts for Small Cap Growth Fund have been adjusted to reflect the conversion ratios utilized for the reorganization of Piper Small Company Growth Fund and Small Cap Growth Fund that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for Small Cap Growth Fund include the financial highlights of Piper Small Company Growth Fund prior to July 31, 1998.

(2)On September 12, 1996, shareholders of the fund approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the fund's investment policies were revised.

(3) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on October 21, 1996.

(4)Class B shares of Piper Small Company Growth Fund were offered beginning February 18, 1997.

(5)Effective April 28, 1998, all outstanding class B shares of Piper Small Company Growth Fund were exchanged for class A shares of such fund and class B share activity was discontinued.

(6)Class B shares of Small Cap Growth Fund have been offered since July 31,
   1998.

(7)Annualized.



23 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

SMALL CAP VALUE FUND


                                                                TEN MONTHS      FOUR MONTHS
                                                                  ENDED            ENDED                   FISCAL YEAR
                                                              SEPTEMBER 30,    NOVEMBER 30,              ENDED JULY 31,
                                                              ------------------------------      ----------------------------------
CLASS A SHARES(1)                                                  1998               1997         1997         1996        1995(2)
 ------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 18.20          $ 17.86       $ 13.95      $ 13.23      $10.00
                                                                 -----------------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                       0.04            (0.03)         0.01         0.04        0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (3.38)            0.37          5.43         1.83        3.29
                                                                 -----------------------------------------------------------------
 Total From Investment Operations                                  (3.34)            0.34          5.44         1.87        3.38
                                                                 -----------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.01)              --         (0.01)       (0.04)      (0.10)

 Distributions (from capital gains)                                (1.27)              --         (1.52)       (1.11)      (0.05)
                                                                 -----------------------------------------------------------------
 Total Distributions                                               (1.28)              --         (1.53)       (1.15)      (0.15)

                                                                 -----------------------------------------------------------------
Net Asset Value, End of Period                                   $ 13.58          $ 18.20       $ 17.86      $ 13.95      $13.23
                                                                 =================================================================
Total Return                                                      (19.48)%           1.90%        41.71%       14.93%      34.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $13,551          $19,194       $22,429      $10,247      $1,569
Ratio of Expenses to Average Net Assets                             1.13%(4)         1.37%(4)      1.31%        1.33%       1.11%(4)
Ratio of Net Income (Loss) to Average Net Assets                    0.15%(4)        (0.38)%(4)     0.01%        0.14%       0.63%(4)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                            1.13%(4)         1.37%(4)      1.31%        1.33%       1.38%(4)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                0.15%(4)        (0.38)%(4)     0.01%        0.14%       0.36%(4)
Portfolio Turnover Rate                                               21%               3%           29%          34%         37%

 ---------------------------------------------------------------------------------------------------------------------------------

                                                              TEN MONTHS
                                                                  ENDED         PERIOD ENDED
                                                              SEPTEMBER 30,     NOVEMBER 30,
                                                              -------------------------------
CLASS B SHARES                                                     1998           1997(3)
 ---------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 18.23           $18.22
                                                              -------------------------------
Investment Operations:
 Net Investment Income                                              0.01               --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (3.43)            0.01
                                                              -------------------------------
 Total From Investment Operations                                  (3.42)            0.01
                                                              -------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.01)              --
 Distributions (from capital gains)                                (1.27)              --
                                                              -------------------------------
 Total Distributions                                               (1.28)              --
                                                              -------------------------------
Net Asset Value, End of Period                                   $ 13.53           $18.23
                                                              ===============================
Total Return                                                      (19.91)%           0.05%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $   618           $    1
Ratio of Expenses to Average Net Assets                             1.88%(4)         1.90%(4)
Ratio of Net Loss to Average Net Assets                            (0.53)%(4)       (1.53)%(4)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                            1.88%(4)         1.90%(4)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                           (0.53)%(4)       (1.53)%(4)
Portfolio Turnover Rate                                               21%               3%
 --------------------------------------------------------------------------------------------------------------


(1)The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (class A shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, class A and class C shares of the Qualivest Small Companies Value Fund were exchanged for class A shares of Small Cap Value Fund.

(2)Class A shares have been offered since August 1, 1994.

(3)Class B shares have been offered since November 24, 1997.

(4)Annualized.





24 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-3000 (2/1999)R

FEBRUARY 1, 1999

SMALL CAP FUNDS

CLASS Y SHARES


Micro Cap Value Fund

Regional Equity Fund

Small Cap Growth Fund

Small Cap Value Fund

                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Micro Cap Value Fund             2
   Regional Equity Fund             4
   Small Cap Growth Fund            6
   Small Cap Value Fund             8
POLICIES & SERVICES
   Buying and Selling Shares       10
   Managing Your Investment        11
ADDITIONAL INFORMATION
   Management                      12
   More About The Funds            13
   Financial Highlights            15
FOR MORE INFORMATION       Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Small Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
MICRO CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Micro Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Micro Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of very small capitalization companies, defined as companies that have market capitalizations of less than $500 million at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of very small capitalization companies may underperform the market as a whole.

RISKS OF MICRO CAP STOCKS
Stocks of very small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because class Y shares were first offered in 1997, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
MICRO CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989         21.19%
1990        -13.66%
1991         61.95%
1992         28.39%
1993         21.38%
1994          0.43%
1995         47.26%
1996         21.24%
1997         22.81%
1998         -6.90%
                                                      BEST QUARTER:
                                                      Quarter ending: 3/31/91
                                                      Total return     35.26%

                                                      WORST QUARTER:
                                                      Quarter ending: 9/30/90
                                                      Total return    -21.72%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                       One Year    Five Years      Ten Years
Micro Cap Value Fund                      -6.90%         15.44         18.39%
-----------------------------------------------------------------------------
Russell 2000 Index(2)                     -2.55%         11.87         12.92%
-----------------------------------------------------------------------------
(1)Performance prior to 8/9/97 is that of the fund's predecessor common trust fund, adjusted to reflect the fund's class Y share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.18%
  TOTAL                                                             0.88%
--------------------------------------------------------------------------
(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   90
3 years                                                            $  281
5 years                                                            $  488
10 years                                                           $1,084


3 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
REGIONAL EQUITY FUND

-----------------------------------------------------------------------------
OBJECTIVE
Regional Equity Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Regional Equity Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. Small capitalization companies are defined as companies that have market capitalizations of less than $1 billion at the time of purchase.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF REGIONAL CONCENTRATION
The fund's policy of concentrating its investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
REGIONAL EQUITY FUND (CONTINUED

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         49.12%
1996         14.07%
1997         22.87%
1998         -5.52%
                                                     BEST QUARTER:
                                                     Quarter ending: 12/31/98
                                                     Total return      20.11%

                                                     WORST QUARTER:
                                                     Quarter ending:  9/30/98
                                                     Total return     -22.43%

AVERAGE ANNUAL TOTAL RETURNS         Inception
AS OF 12/31/98                            Date    One Year    Since Inception
-----------------------------------------------------------------------------
Regional Equity Fund                    2/4/94      -5.52%             14.94%
-----------------------------------------------------------------------------
Russell 2000 Index(1)                               -2.55%             11.59%
-----------------------------------------------------------------------------
(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on actual expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.21%
  TOTAL                                                             0.91%
--------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   93
3 years                                                            $  290
5 years                                                            $  504
10 years                                                           $1,120


5 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP GROWTH FUND

-----------------------------------------------------------------------------
OBJECTIVE
Small Cap Growth Fund has an objective of growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Small Cap Growth Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations of less than $1 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o above average growth in revenue and earnings;

o strong competitive position;

o strong management; and

o sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

Because class Y shares do not have a full calendar year of performance history, information in the chart and the table is for the fund's class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class Y shares will have higher returns because their expenses are lower.


6 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP GROWTH FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1989         27.78%
1990         -0.42%
1991         40.55%
1992         11.47%
1993         10.98%
1994         -2.44%
1995         20.20%
1996         11.68%
1997         29.23%
1998          7.73%
                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total return      28.06%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return     -22.14%

AVERAGE ANNUAL TOTAL RETURNS      Inception
AS OF 12/31/98(1)                      Date   One Year   Five Years    Ten Years
--------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)(2)  3/16/87      7.73%       12.77%       14.97%
--------------------------------------------------------------------------------
Russell 2000 Index(3)                            2.55%       11.87%       12.92%
--------------------------------------------------------------------------------
(1)Performance prior to July 31, 1998 is that of Piper Small Company Growth
   Fund.

(2)Class A share returns do not reflect the 5.25% front-end sales charge normally imposed on those shares. Class Y shares have no sales charge.

(3)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.20%
  TOTAL                                                             0.90%
--------------------------------------------------------------------------
(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------
1 year                                                             $   92
3 years                                                            $  287
5 years                                                            $  498
10 years                                                           $1,108


7 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP VALUE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Small Cap Value Fund has an objective of capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Small Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations of less than $1 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market;

o exhibit good or improving fundamentals; and

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.

RISKS OF SMALL CAP STOCKS
Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

8 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FUND SUMMARIES
SMALL CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (1)

[BAR GRAPH]

1989         22.74%
1990        -13.26%
1991         61.17%
1992         26.81%
1993         22.80%
1994          0.01%
1995         47.33%
1996         20.36%
1997         20.37%
1998         -8.26%
                                                     BEST QUARTER:
                                                     Quarter ending: 3/31/91
                                                     Total return     33.25%

                                                     WORST QUARTER:
                                                     Quarter ending: 9/30/98
                                                     Total return    -23.17%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                       One Year    Five Years      Ten Years
-----------------------------------------------------------------------------
Small Cap Value Fund                      -8.26%        14.39%         18.00%
-----------------------------------------------------------------------------
Russell 2000 Index(2)                     -2.55%        11.87%         12.92%
-----------------------------------------------------------------------------
(1)Performance from 8/1/94 to 11/21/97 is that of Qualivest Small Companies Value Fund. Performance prior to 8/1/94 is that of the Qualivest fund's predecessor common trust fund, adjusted to reflect the Qualivest fund's class Y share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.18%
  TOTAL                                                             0.88%
--------------------------------------------------------------------------
(1)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   90
3 years                                                            $  281
5 years                                                            $  488
10 years                                                           $1,084


9 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


10 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


11 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                             ADVISORY FEE
                                AS A % OF
                            AVERAGE DAILY
                               NET ASSETS
-----------------------------------------

Micro Cap Value Fund                0.70%
Regional Equity Fund                0.69%
Small Cap Growth Fund*              0.49%
Small Cap Value Fund                0.70%
-----------------------------------------

*Prior to July 31, 1998, the fund's predecessor, Piper Small Company Growth
 Fund, was a party to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement, PCM was paid an investment advisory fee equal to 0.75% of the fund's first $100 million of average net assets, 0.65% of the next $200 million, 0.55% of the next $200 million, and 0.50% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


12 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL AND MICRO CAP STOCKS
Stocks of small and very small capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small and micro cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small and very small capitalization companies at the desired time and price.

RISKS OF REGIONAL CONCENTRATION
Regional Equity Fund invests primarily in common stocks of companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the fund principally invests has a diverse industrial base (including agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these


13 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


14 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

MICRO CAP VALUE FUND

                                                                         FISCAL YEAR ENDED
                                                                           SEPTEMBER 30,
                                                                         1998       1997(1)
---------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                   $  10.95     $  10.00
                                                                      -----------------------
Investment Operations:
 Net Investment Income                                                     0.02           --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                          (2.43)        0.95
                                                                      -----------------------
 Total From Investment Operations                                         (2.41)        0.95
                                                                      -----------------------
Less Distributions:
 Dividends (from net investment income)                                   (0.02)          --
 Distributions (from capital gains)                                       (0.59)          --
                                                                      -----------------------
 Total Distributions                                                      (0.61)          --
                                                                      -----------------------
Net Asset Value, End of Period                                         $   7.93     $  10.95
                                                                      =======================
Total Return                                                             (22.76)%       9.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $144,128     $246,601
Ratio of Expenses to Average Net Assets                                    0.88%        0.90%(2)
Ratio of Net Income (Loss) to Average Net Assets                           0.21%       (0.02)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                0.88%        1.07%(2)
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                                   0.21%       (0.19)%(2)
Portfolio Turnover Rate                                                      16%           0%
---------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since August 9, 1997.

(2)Annualized.


15 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

REGIONAL EQUITY FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997         1996         1995       1994(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  23.16     $  17.75     $  17.13     $  12.52     $ 12.41
                                                               -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.01         0.05         0.09         0.11        0.07
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (5.46)        6.18         1.70         4.90        0.11
                                                               -------------------------------------------------------------
 Total From Investment Operations                                  (5.45)        6.23         1.79         5.01        0.18
                                                               -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.02)       (0.13)       (0.06)       (0.08)      (0.07)
 Distributions (from capital gains)                                (0.95)       (0.69)       (1.11)       (0.32)         --
                                                               -------------------------------------------------------------
 Total Distributions                                               (0.97)       (0.82)       (1.17)       (0.40)      (0.07)
                                                               -------------------------------------------------------------
Net Asset Value, End of Period                                  $  16.74     $  23.16     $  17.75     $  17.13     $ 12.52
                                                               =============================================================
Total Return                                                      (24.34)%      36.49%       11.27%       41.40%       1.46%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $225,061     $351,007     $259,138     $188,583     $96,045
Ratio of Expenses to Average Net Assets                             0.90%        0.90%        0.88%        0.84%       0.80%(2)
Ratio of Net Income to Average Net Assets                           0.17%        0.35%        0.49%        0.78%       0.82%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.91%        0.90%        0.90%        0.95%       1.05%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            0.16%        0.35%        0.47%        0.67%       0.57%(2)
Portfolio Turnover Rate                                               15%          17%          36%          42%         41%
----------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


SMALL CAP GROWTH FUND

                                                               FISCAL YEAR ENDED
                                                                 SEPTEMBER 30,
                                                                    1998(1)
---------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $  14.29
                                                              -------------------
Investment Operations:
 Net Investment Income                                                   --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      (2.31)
                                                              -------------------
 Total From Investment Operations                                     (2.31)
                                                              -------------------
Less Distributions:
 Dividends (from net investment income)                                  --
 Distributions (from capital gains)                                      --
                                                              -------------------
 Total Distributions                                                     --
                                                              -------------------
Net Asset Value, End of Period                                     $  11.98
                                                              ===================
Total Return                                                         (16.17)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $113,874
Ratio of Expenses to Average Net Assets                                0.90%(2)
Ratio of Net Loss to Average Net Assets                               (0.20)%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                               0.90%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                              (0.20)%(2)
Portfolio Turnover Rate                                                  92%
---------------------------------------------------------------------------------

(1)Class Y shares have been offered since July 31, 1998.

(2)Annualized.


16 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

SMALL CAP VALUE FUND(1)

                                                 TEN MONTHS          FOUR MONTHS
                                              ENDED SEPTEMBER      ENDED NOVEMBER                 FISCAL YEAR
                                                    30,                  30,                     ENDED JULY 31,
                                             -----------------------------------------------------------------------------
                                                    1998                1997             1997         1996       1995(2)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  18.23            $  17.87         $  13.96     $  13.26     $  10.00
                                             -----------------------------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                         0.06               (0.01)            0.04         0.06         0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (3.38)               0.37             5.43         1.81         3.30
                                             -----------------------------------------------------------------------------
 Total From Investment Operations                    (3.32)               0.36             5.47         1.87         3.43
                                             -----------------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)              (0.04)                 --            (0.04)       (0.06)       (0.12)
 Distributions (from capital gains)                  (1.27)                 --            (1.52)       (1.11)       (0.05)
                                             -----------------------------------------------------------------------------
 Total Distributions                                 (1.31)                 --            (1.56)       (1.17)       (0.17)
                                             -----------------------------------------------------------------------------
Net Asset Value, End of Period                    $  13.60            $  18.23         $  17.87     $  13.96     $  13.26
                                             =============================================================================
Total Return                                        (19.31)%              2.01%           41.96%       14.94%       34.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $367,035            $461,046         $449,988     $297,793     $209,626
Ratio of Expenses to Average Net Assets               0.88%(3)            1.06%(3)         1.06%        1.08%        0.60%(3)
Ratio of Net Income (Loss) to Average
  Net Assets                                          0.40%(3)           (0.06)%(3)        0.25%        0.41%        1.20%(3)
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                 0.88%(3)            1.06%(3)         1.06%        1.08%        1.17%(3)
Ratio of Net Income (Loss) to Average Net
  Assets (excluding waivers)                          0.40%(3)           (0.06)%(3)        0.25%        0.41%        0.63%(3)
Portfolio Turnover Rate                                 21%                  3%              29%          34%          37%
 -------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (class Y shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, class Y shares of the Qualivest Small Companies Value Fund were exchanged for class Y shares of Small Cap Value Fund.

(2)Class Y shares have been offered since August 1, 1994.

(3)Annualized.

17 PROSPECTUS - FIRST AMERICAN SMALL CAP FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-3200 (2/1999)Y

FEBRUARY 1, 1999


INTERNATIONAL FUNDS

CLASS A, CLASS B AND CLASS C SHARES


Emerging Markets Fund

International Fund

International Index Fund




                          First American
                                  Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Emerging Markets Fund           2
   International Fund              4
   International Index Fund        6
POLICIES & SERVICES
   Buying Shares                   8
   Selling Shares                 12
   Managing Your Investment       13
ADDITIONAL INFORMATION
   Management                     15
   More About The Funds           16
   Financial Highlights           18
FOR MORE INFORMATION      Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American International Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
EMERGING MARKETS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Emerging Markets Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Emerging Markets Fund invests primarily (at least 65% of its total assets) in equity securities from the world's emerging markets. Normally, the fund will invest in securities traded in at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

o those that have an emerging stock market (as defined by the International Financial Corporation);

o those with low- to middle-income economies (according to the World Bank);
  and

o those listed in World Bank publications as "developing."

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. The fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES
Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS
If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
EMERGING MARKETS FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1994      -18.10%
1995      -21.77%
1996       29.31%
1997       -1.27%
1998      -30.08%
                                                       BEST QUARTER:
                                                       Quarter ending:  9/30/94
                                                       Total return       30.42%

                                                       WORST QUARTER:
                                                       Quarter ending:  3/15/95
                                                       Total return      -30.83%

AVERAGE ANNUAL TOTAL RETURNS            Inception                              Since Inception   Since Inception
AS OF 12/31/98(1)                            Date     One Year    Five Years         (Class A)         (Class B)
----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (Class A)           11/9/93      -33.75%       -11.53%            -9.49%              N/A
----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (Class B)            8/7/98         N/A           N/A               N/A            -17.94%(2)
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
 Emerging Markets Free Index(3)                        -27.52%       -11.13%            -7.48%           -12.03%(2)
----------------------------------------------------------------------------------------------------------------

(1)Performance from 6/21/96 to 8/10/98 is that of Emerging Markets Growth Fund, a series of Piper Global Funds, Inc. for which Edinburgh Fund Managers acted as sub-advisor. Performance prior to 6/21/96, is that of Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust Company acted as sub-advisor.

(2)Not annualized.

(3)An unmanaged index of securities from emerging markets that are open to foreign investors. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A share expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                             Class A    Class B
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                     5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                  0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                              1.25%      1.25%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%
  Other Expenses(4)                                            2.05%      2.05%
  TOTAL                                                        3.55%      4.30%
--------------------------------------------------------------------------------
(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO
   NOT EXCEED 1.70% AND 2.45%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES.
   FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
               CLASS A      each period     each period
-------------------------------------------------------
1 year          $  864           $  932          $  432
3 years         $1,556           $1,704          $1,304
5 years         $2,269           $2,388          $2,188
10 years        $4,143           $4,299          $4,299

3 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL FUND

-----------------------------------------------------------------------------
OBJECTIVE
International Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES
Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS
If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.


Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1995        9.08%
1996        7.84%
1997       16.63%
1998       25.86%
                                                       BEST QUARTER:
                                                       Quarter ending:  3/31/98
                                                       Total return       16.61%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -14.10%

AVERAGE ANNUAL TOTAL RETURNS            Inception                 Since Inception   Since Inception
AS OF 12/31/98(1)                            Date     One Year          (Class A)         (Class B)
---------------------------------------------------------------------------------------------------
International Fund (Class A)               4/7/94       19.29%              9.30%              N/A
---------------------------------------------------------------------------------------------------
International Fund (Class B)              8/15/94       19.76%               N/A              9.62%
---------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
 Europe, Australasia, Far East Index(2)                 20.00%              9.08%             8.32%
---------------------------------------------------------------------------------------------------

(1)Performance prior to 11/21/97 is that of Qualivest International Opportunities Fund.

(2)An unmanaged index including approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
--------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Management Fees                                               1.25%      1.25%      1.25%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.31%      0.31%      0.31%
  TOTAL                                                         1.81%      2.56%      2.56%
--------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.60%, 2.35% AND 2.35%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  699           $  759          $  259          $  457          $  357
3 years         $1,065           $1,196          $  796          $  889          $  889
5 years         $1,454           $1,560          $1,360          $1,447          $1,447
10 years        $2,540           $2,712          $2,712          $2,966          $2,966

5 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL INDEX FUND

-----------------------------------------------------------------------------
OBJECTIVE
International Index Fund's objective is to provide investment results that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "EAFE Index").

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, International Index Fund invests at least 90% of its total assets in common stocks included in the EAFE Index. The EAFE Index currently includes approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 50% to 100% of the issues included in the EAFE Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the EAFE Index.

Because the fund may not always hold all of the stocks included in the EAFE Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes that there should be a close correlation between the fund's performance and that of the EAFE Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the EAFE Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the EAFE Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

FAILURE TO MATCH THE PERFORMANCE
OF THE EAFE INDEX
The fund's ability to replicate the performance of the EAFE Index may be affected by, among other things, changes in securities markets, the manner in which Morgan Stanley calculates the performance of the EAFE Index, administrative and other expenses incurred by the fund, taxes (including foreign withholding taxes, which will affect the fund), the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL INDEX FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (1)

[BAR GRAPH]

1996      4.81%
1997      0.02%
1998     19.29%
                                                       BEST QUARTER:
                                                       Quarter ending: 12/31/98
                                                       Total return       20.54%

                                                       WORST QUARTER:
                                                       Quarter ending:  9/30/98
                                                       Total return      -14.26%

AVERAGE ANNUAL TOTAL RETURNS            Inception                 Since Inception   Since Inception
AS OF 12/31/98(1)                            Date     One Year          (Class A)         (Class B)
---------------------------------------------------------------------------------------------------
International Index Fund (Class A)         7/3/95       13.05%              6.80%              N/A
---------------------------------------------------------------------------------------------------
International Index Fund (Class B)       11/24/97       13.51%               N/A             11.74%
---------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
 Europe, Australasia, Far East Index(2)                 20.00%             10.44%            18.15%
---------------------------------------------------------------------------------------------------

(1)Performance prior to 11/21/97 is that of Qualivest International Opportunities Fund.

(2)An unmanaged index including approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              Class A    Class B
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                     5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                  0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%
  Other Expenses                                               0.27%      0.27%
  TOTAL                                                        1.22%      1.97%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO
   NOT EXCEED 1.00% AND 1.75%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES.
   FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
               CLASS A      each period     each period
-------------------------------------------------------
1 year          $  643           $  700          $  200
3 years         $  892           $1,018          $  618
5 years         $1,160           $1,262          $1,062
10 years        $1,925           $2,102          $2,102


7 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A and class B shares. International Fund also offers class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B or class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class B or class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
These shares combine some of the characteristics of class A and class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o no conversion to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares for as long as you hold them.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A, class B and class C share average daily net assets attributable to shares sold through such institutions. For class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


8 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

Each fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of a fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.


                                                                    MAXIMUM
                                     SALES CHARGE               REALLOWANCE
                               AS A % OF        AS A % OF         AS A % OF
                                PURCHASE       NET AMOUNT          PURCHASE
                                   PRICE         INVESTED             PRICE
---------------------------------------------------------------------------
Less than $50,000                  5.25%            5.54%             5.00%
$50,000 - $99,999                  4.25%            4.44%             4.00%
$100,000 - $249,999                3.25%            3.36%             3.00%
$250,000 - $499,999                2.25%            2.30%             2.00%
$500,000 - $999,999                1.75%            1.78%             1.50%
$1 million and over                   0%               0%                0%

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION
There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) redemptions that equal the minimum required distribuion from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.


9 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                              CDSC AS A % OF THE
YEAR SINCE PURCHASE          VALUE OF YOUR SHARES
-------------------------------------------------
First                                 5%
Second                                5%
Third                                 4%
Fourth                                3%
Fifth                                 2%
Sixth                                 1%
Seventh                               0%
Eighth                                0%

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.

-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


10 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.


11 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

ACCOUNTS WITH LOW BALANCES
Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.


12 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS
You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


13 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income, if any, are declared and paid quarterly for International Index Fund and annually for Emerging Markets Fund and International Fund. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

FOREIGN TAX CREDITS
The funds may be required to pay withholding and other taxes imposed by foreign countries. If a fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.


14 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                               ADVISORY FEE
                                  AS A % OF
                              AVERAGE DAILY
                                 NET ASSETS
-------------------------------------------
Emerging Markets Fund                 0.00%
International Fund                    1.13%
International Index Fund              0.47%
-------------------------------------------

SUB-ADVISOR
Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer is the sub-advisor to Emerging Markets Fund and International Fund, and is responsible for the investment and reinvestment of those funds' assets and the placement of brokerage transactions for those funds. Marvin & Palmer has been retained by the funds' investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1998, the sub-advisor managed a total of approximately $7 billion in investments for 61 investors.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.10% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with Marvin & Palmer, in the case of Emerging Markets Fund and International Fund, or First American Asset Management, in the case of International Index Fund.


15 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Portfolio managers for Emerging Markets Fund and International Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for International Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. Each fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial


16 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS
Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
The securities of smaller capitalization companies involve substantial risk. Smaller capitalization companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISK OF ACTIVE MANAGEMENT
Emerging Markets Fund and International Fund are actively managed and their performance therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the funds' respective investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduced these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

EURO CONVERSION
On January 1, 1999, the European Union introduced a single currency, the Euro, which was adopted as the common legal currency for participating member countries. Existing sovereign currencies of the participating countries will remain legal tender in those countries, as denominations of the Euro, until January 1, 2002. Participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Whether the Euro conversion will materially affect the funds' performance is uncertain. Each fund may be affected by the Euro's impact on the business or financial condition of European issuers held by that fund. The ongoing process of establishing the Euro may result in market volatility. In addition, the transition to the Euro and the elimination of currency risk among participating countries may change the economic environment and behavior of investors, particularly in European markets. To the extent a fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. Year 2000 difficulties may be more pronounced in foreign markets, and particularly in emerging markets. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


17 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A and class B shares of each fund. There were no class C shares of International Fund outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

EMERGING MARKETS FUND(1)

                                                     FISCAL YEAR ENDED SEPTEMBER 30,         FISCAL YEAR ENDED JUNE 30,
                                                    -----------------------------------------------------------------------
CLASS A SHARES                                         1998        1997       1996(2)      1996         1995       1994(3)
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 10.96      $  8.85     $  8.84     $  7.20     $  9.14      $ 10.00
                                                    -----------------------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                          (0.15)        0.02        0.01        0.01          --         0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                       (5.18)        2.10          --        1.63       (1.94)       (0.87)
                                                    -----------------------------------------------------------------------
 Total From Investment Operations                      (5.33)        2.12        0.01        1.64       (1.94)       (0.86)
                                                    -----------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                (0.02)       (0.01)         --          --          --           --
 Distributions (from capital gains)                       --           --          --          --          --           --
                                                    -----------------------------------------------------------------------
 Total Distributions                                   (0.02)       (0.01)         --          --          --           --
                                                    -----------------------------------------------------------------------
Net Asset Value, End of Period                       $  5.61      $ 10.96     $  8.85     $  8.84     $  7.20      $  9.14
                                                    =======================================================================
Total Return                                          (48.91)%      23.91%       0.11%      22.78%     (21.23)%      (8.60)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 5,384      $16,998     $13,772     $13,936     $22,624      $27,750
Ratio of Expenses to Average Net Assets                 1.96%        2.00%       2.00%(7)    2.00%       2.00%        2.00%(7)
Ratio of Net Income (Loss) to Average Net Assets       (1.09)%       0.17%       0.26%(7)    0.26%       0.15%       (0.03)%(7)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    3.43%        3.34%       4.09%(7)    3.54%       3.47%        3.10%(7)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                   (2.56)%      (1.17)%     (1.83)%(7)  (1.28)%     (1.32)%      (1.13)%(7)
Portfolio Turnover Rate                                   48%         105%          0%        140%        161%          78%
 --------------------------------------------------------------------------------------------------------------------------

See footnotes on following page.


18 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

EMERGING MARKETS FUND (CONTINUED)(1)

                                                     PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                    AUGUST 7, 1998    OCTOBER 1, 1997   FEBRUARY 18, 1997
                                                   TO SEPTEMBER 30,    TO APRIL 28,     TO SEPTEMBER 30,
CLASS B SHARES                                         1998(4)            1998(5)            1997(6)
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                   $  7.27            $ 10.86            $10.13
                                                   ------------------------------------------------------
Investment Operations:
 Net Investment Loss                                        --              (0.08)               --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                         (1.67)             (1.07)             0.73
                                                   ------------------------------------------------------
 Total From Investment Operations                        (1.67)             (1.15)             0.73
                                                   ------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                     --              (0.02)               --
 Distributions (from capital gains)                         --                 --                --
                                                   ------------------------------------------------------
 Total Distributions                                        --              (0.02)               --
                                                   ------------------------------------------------------
Net Asset Value, End of Period                         $  5.60            $  9.69            $10.86
                                                   ======================================================
Total Return                                            (22.97)%           (10.59)%            7.21%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $     1            $    --            $  310
Ratio of Expenses to Average Net Assets                   2.46%(7)           2.76%(7)          2.64%(7)
Ratio of Net Income (Loss) to Average Net
Assets                                                   (0.43)%(7)         (2.24)%(7)         0.03%(7)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                      4.30%(7)           4.12%(7)          3.39%(7)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                     (2.27)%(7)         (3.60)%(7)        (0.72)%(7)
Portfolio Turnover Rate                                     48%                34%              105%
 --------------------------------------------------------------------------------------------------------

(1)The financial highlights for the period from 6/21/96 through 8/7/98 are those of Emerging Markets Growth Fund, a series of Piper Global Funds Inc. This predecessor fund was reorganized into the fund effective 8/7/98. In connection with such reorganization, the funds' sub-advisor changed from Edinburgh Fund Managers plc to Marvin & Palmer Associates, Inc. The financial highlights of the period prior to 6/21/96 are those of Hercules Latin American Value Fund, a series of Hercules Funds Inc. and the predecessor of the Piper fund. The sub-adivsor to the Hercules fund was Bankers Trust Company.

(2)For the three month period ended September 30, 1996.

(3)Commenced operations on 11/9/93.

(4)Class B shares of Emerging Markets Fund have been offered since August 7,
   1998.

(5)Effective April 28, 1998, all outstanding shares of Piper Emerging Markets Growth Fund were exchanged for class A shares of such fund and class B shares activity was discontinued.

(6)Class B shares of Piper Emerging Markets Growth Fund were offered beginning February 18, 1997.

(7)Annualized.


19 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNATIONAL FUND

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                  1998        1997        1996        1995       1994(1)
 -----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 13.18     $10.28      $10.28      $10.21       $ 9.98
                                                              ----------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                     0.06       0.01       (0.02)         --        (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  0.02       3.04        0.20        0.07         0.24
                                                              ----------------------------------------------------------
 Total From Investment Operations                                 0.08       3.05        0.18        0.07         0.23
                                                              ----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          (0.46)(2)  (0.15)(2)   (0.18)(2)      --           --
 Distributions (from capital gains)                              (0.25)        --          --          --           --
                                                              ----------------------------------------------------------
 Total Distributions                                             (0.71)     (0.15)      (0.18)         --           --
                                                              ----------------------------------------------------------
Net Asset Value, End of Period                                 $ 12.55     $13.18      $10.28      $10.28       $10.21
                                                              ==========================================================
Total Return                                                      1.11%     30.03%       1.84%       0.69%        2.30%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $40,204     $8,003      $1,964      $  876       $  464
Ratio of Expenses to Average Net Assets                           1.69%      1.92%       1.97%       1.93%        1.75%(4)
Ratio of Net Income (Loss) to Average Net Assets                  0.13%     (0.09)%     (0.28)%     (0.13)%      (0.26)%(4)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.81%      1.92%       1.97%       2.06%        2.30%(4)
Ratio of Net Income (Loss) to Average Net Assets
(excluding  waivers)                                              0.01%     (0.09)%     (0.28)%     (0.26)%      (0.81)%(4)
Portfolio Turnover Rate                                            102%        96%        100%         57%          16%
 -----------------------------------------------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                  1998        1997        1996        1995       1994(3)
 -----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $12.97      $10.14      $10.20      $10.21       $10.23
                                                              ----------------------------------------------------------
Investment Operations:
 Net Investment Loss                                            (0.07)      (0.08)      (0.07)      (0.03)       (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 0.03        3.01        0.17        0.02        (0.01)
                                                              ----------------------------------------------------------
 Total From Investment Operations                               (0.04)       2.93        0.10       (0.01)       (0.02)
                                                              ----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                         (0.41)(2)   (0.10)(2)   (0.16)(2)      --           --
 Distributions (from capital gains)                             (0.25)         --          --          --           --
                                                              ----------------------------------------------------------
 Total Distributions                                            (0.66)      (0.10)      (0.16)         --           --
                                                              ----------------------------------------------------------
Net Asset Value, End of Period                                 $12.27      $12.97      $10.14      $10.20       $10.21
                                                              ==========================================================
Total Return                                                     0.13%      29.13%       1.02%      (0.10)%      (0.20)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $2,892      $2,188      $1,175      $  306       $   22
Ratio of Expenses to Average Net Assets                          2.44%       2.67%       2.72%       2.76%        2.75%(4)
Ratio of Net Loss to Average Net Assets                         (0.64)%     (0.94)%     (0.96)%     (0.95)%      (0.71)%(4)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                         2.56%       2.67%       2.72%       2.81%        3.05%(4)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                        (0.76)%     (0.94)%     (0.96)%     (1.00)%      (1.01)%(4)
Portfolio Turnover Rate                                           102%         96%        100%         57%          16%
 -----------------------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since April 7, 1994.

(2)Includes a distribution or partial distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

(3)Class B Shares have been offered since August 15, 1994.

(4)Annualized.


20 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNATIONAL INDEX FUND

                                                                   TEN          FOUR
                                                                 MONTHS        MONTHS
                                                                  ENDED        ENDED
                                                                SEPTEMBER     NOVEMBER              FISCAL YEAR
                                                                   30,          30,                ENDED JULY 31,
                                                               -----------------------------------------------------------
CLASS A SHARES(1)                                                 1998          1997        1997        1996      1995(2)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.94       $ 12.32      $10.64      $10.45      $10.00
                                                               -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.11          0.05        0.10        0.07          --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (0.20)        (1.41)       1.70        0.17        0.45
                                                               -----------------------------------------------------------
 Total From Investment Operations                                 (0.09)        (1.36)       1.80        0.24        0.45
                                                               -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.16)        (0.02)      (0.09)      (0.05)         --
 Distributions (from capital gains)                                  --            --       (0.02)         --          --
 Tax Return of Capital                                               --            --       (0.01)         --          --
                                                               -----------------------------------------------------------
 Total Distributions                                              (0.16)        (0.02)      (0.12)      (0.05)         --
                                                               -----------------------------------------------------------
Net Asset Value, End of Period                                   $10.69       $ 10.94      $12.32      $10.64      $10.45
                                                               ===========================================================
Total Return                                                      (1.05)%      (11.03)%     17.03%       2.29%       4.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $1,873       $ 1,270      $1,605      $2,005      $   20
Ratio of Expenses to Average Net Assets                            0.99%(4)      0.92%(4)    0.98%       1.06%       1.40%(4)
Ratio of Net Income to Average Net Assets                          1.21%(4)      0.98%(4)    0.90%       0.84%       0.23%(4)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.22%(4)      1.21%(4)    1.28%       1.35%       1.54%(4)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           0.98%(4)      0.69%(4)    0.60%       0.55%       0.09%(4)
Portfolio Turnover Rate                                               0%            0%          3%          6%          0%
 -------------------------------------------------------------------------------------------------------------------------

See footnotes on following page.


21 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNATIONAL INDEX FUND (CONTINUED)

                                                                  TEN MONTHS
                                                                    ENDED         PERIOD ENDED
                                                                SEPTEMBER 30,     NOVEMBER 30,
                                                                -------------------------------
CLASS B SHARES                                                       1998           1997(3)
 ----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $10.99           $11.08
                                                                -------------------------------
Investment Operations:
 Net Investment Income                                                0.05               --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     (0.21)           (0.09)
                                                                -------------------------------
 Total From Investment Operations                                    (0.16)           (0.09)
                                                                -------------------------------
Less Distributions:
 Dividends (from net investment income)                              (0.15)              --
 Distributions (from capital gains)                                     --               --
                                                                -------------------------------
 Total Distributions                                                 (0.15)              --
                                                                -------------------------------
Net Asset Value, End of Period                                      $10.68           $10.99
                                                                ===============================
Total Return                                                         (1.53)%          (0.36)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $  118           $    1
Ratio of Expenses to Average Net Assets                               1.74%(4)         1.29%(4)
Ratio of Net Income to Average Net Assets                             0.72%(4)         0.00%(4)
Ratio of Expenses to Average Net Assets (excluding waivers)           1.97%(4)         1.29%(4)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                              0.49%(4)         0.00%(4)
Portfolio Turnover Rate                                                  0%               0%
 ----------------------------------------------------------------------------------------------

(1)The financial highlights for International Index Fund include the historical financial highlights of the Qualivest International
   Opportunities Fund. The assets of the Qualivest International
   Opportunities Fund were acquired by International Index Fund on November 21, 1997. In connection with such acquisition, class A and class C shares of the Qualivest International Opportunities Fund were exchanged for class A shares of International Index Fund.

(2)Class A shares have been offered since July 3, 1995.

(3)Class B shares have been offered since November 24, 1997.

(4)Annualized.


22 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-4000 (2/1999)R

FEBRUARY 1, 1999

INTERNATIONAL FUNDS

CLASS Y SHARES


Emerging Markets Fund

International Fund

International Index Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS


FUND SUMMARIES
   Emerging Markets Fund            2
   International Fund               4
   International Index Fund         6
POLICIES & SERVICES
   Buying and Selling Shares        8
   Managing Your Investment         9
ADDITIONAL INFORMATION
   Management                      10
   More About The Funds            11
   Financial Highlights            13
FOR MORE INFORMATION       Back Cover

FUND SUMMARIES
INTRODUCTION


This section of the prospectus describes the objectives of the First American International Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
EMERGING MARKETS FUND
-----------------------------------------------------------------------------
OBJECTIVE
Emerging Markets Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Emerging Markets Fund invests primarily (at least 65% of its total assets) in equity securities from the world's emerging markets. Normally, the fund will invest in securities traded in at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

o those that have an emerging stock market (as defined by the International Financial Corporation);

o those with low- to middle-income economies (according to the World Bank);
  and

o those listed in World Bank publications as "developing."

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES
Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS
If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

Because class Y shares have not been offered for a full calendar year, information in the chart and the table is for the fund's class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class Y shares will have higher returns because their expenses are lower.


2 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
EMERGING MARKETS FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1994        -18.10%
1995        -21.77%
1996         29.31%
1997         -1.27%
1998        -30.08%

                                                         BEST QUARTER:
                                                         Quarter ending: 9/30/94
                                                         Total return 30.42%

                                                         WORST QUARTER:
                                                         Quarter ending: 3/31/95
                                                         Total return    -30.83%


AVERAGE ANNUAL TOTAL RETURNS            Inception                                      Since
AS OF 12/31/98(1)                            Date      One Year    Five Years      Inception
--------------------------------------------------------------------------------------------
Emerging Markets Fund (Class A)(2)       11/9/93        -30.08%      -10.57%          -8.54%
--------------------------------------------------------------------------------------------
Morgan Stanley Capital International
 Emerging Markets Free Index(3)                         -27.52%      -11.13%          -7.48%
--------------------------------------------------------------------------------------------

(1)Performance from June 21, 1996 to August 7, 1998, is that of Emerging Markets Growth Fund, a series of Piper Global Funds Inc. for which Edinburgh Fund Managers acted as sub-advisor. Performance prior to June 21, 1996 is that of Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust Company acted as sub-advisor.

(2)Class A share returns do not reflect the 5.25% front-end sales charge normally imposed on those shares. Class Y shares have no sales charge.

(3)An unmanaged index of securities from emerging markets that are open to foreign investors. The since inception performance of the index is calculated from 11/30/93.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          1.25%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           2.05%
  TOTAL                                                                    3.30%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                    $  333
3 years                                                                   $1,015
5 years                                                                   $1,722
10 years                                                                  $3,595


3 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL FUND

-----------------------------------------------------------------------------
OBJECTIVE
International Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES
Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS
If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995          9.36%
1996          8.13%
1997         16.79%
1998         26.11%

                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total return      16.66%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return     -14.16%


AVERAGE ANNUAL TOTAL RETURNS             Inception                         Since
AS OF 12/31/98                                Date      One Year       Inception
--------------------------------------------------------------------------------
International Fund                         4/04/94        26.11%          10.69%
--------------------------------------------------------------------------------
Morgan Stanley Capital International
 Europe, Australasia, Far East Index(1)                   20.00%           9.08%
--------------------------------------------------------------------------------

(1)An unmanaged index including approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          1.25%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.31%
  TOTAL                                                                    1.56%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                    $  159
3 years                                                                   $  493
5 years                                                                   $  850
10 years                                                                  $1,856


5 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL INDEX FUND

-----------------------------------------------------------------------------
OBJECTIVE
International Index Fund's objective is to provide investment results that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "EAFE Index").

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, International Index Fund invests at least 90% of its total assets in common stocks included in the EAFE Index. The EAFE Index currently includes approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 50% to 100% of the issues included in the EAFE Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the EAFE Index.

Because the fund may not always hold all of the stocks included in the EAFE Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes that there should be a close correlation between the fund's performance and that of the EAFE Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the EAFE Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the EAFE Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with domestic investing. Because of these risks, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

FAILURE TO MATCH THE PERFORMANCE OF THE EAFE INDEX
The fund's ability to replicate the performance of the EAFE Index may be affected by, among other things, changes in securities markets, the manner in which Morgan Stanley calculates the performance of the EAFE Index, administrative and other expenses incurred by the fund, taxes (including foreign withholding taxes, which will affect the fund), the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FUND SUMMARIES
INTERNATIONAL INDEX FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR GRAPH]

1996          4.98%
1997          0.21%
1998         19.72%

                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total return      20.52%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return     -14.06%



AVERAGE ANNUAL TOTAL RETURNS              Inception                        Since
AS OF 12/31/98(1)                              Date      One Year      Inception
--------------------------------------------------------------------------------
International Index Fund                    7/03/95        19.72%          8.81%
--------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia,
 Far East Index(2)                                         20.00%         10.44%
--------------------------------------------------------------------------------

(1)Performance prior to 11/21/97 is that of Qualivest International Opportunities Fund.

(2)An unmanaged index including approximately 1,027 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 7/31/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.27%
  TOTAL                                                                    0.97%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                    $   99
3 years                                                                   $  309
5 years                                                                   $  536
10 years                                                                  $1,190


7 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Each fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of a fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


8 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income, if any, are declared and paid quarterly for International Index Fund and annually for Emerging Markets Fund and International Fund. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

FOREIGN TAX CREDITS
The funds may be required to pay withholding and other taxes imposed by foreign countries. If a fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.


9 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                               ADVISORY FEE
                                  AS A % OF
                              AVERAGE DAILY
                                 NET ASSETS
-------------------------------------------
Emerging Markets Fund                 0.00%
International Fund                    1.13%
International Index Fund              0.47%
-------------------------------------------

SUB-ADVISOR
Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer is the sub-advisor to Emerging Markets Fund and International Fund, and is responsible for the investment and reinvestment of those funds' assets and the placement of brokerage transactions for those funds. Marvin & Palmer has been retained by the funds' investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1998, the sub-advisor managed a total of approximately $7 billion in investments for 61 investors.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.10% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with Marvin & Palmer, in the case of Emerging Markets Fund and International Fund, or First American Asset Management, in the case of International Index Fund.

10 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Portfolio managers for Emerging Markets Fund and International Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for International Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF INTERNATIONAL INVESTING
International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. Each fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. NON-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial


11 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS
Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES
The securities of smaller capitalization companies involve substantial risk. Smaller capitalization companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISK OF ACTIVE MANAGEMENT
Emerging Markets Fund and International Fund are actively managed and their performance therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the funds' respective investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduced these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

EURO CONVERSION
On January 1, 1999, the European Union introduced a single currency, the Euro, which was adopted as the common legal currency for participating member countries. Existing sovereign currencies of the participating countries will remain legal tender in those countries, as denominations of the Euro, until January 1, 2002. Participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Whether the Euro conversion will materially affect the funds' performance is uncertain. Each fund may be affected by the Euro's impact on the business or financial condition of European issuers held by that fund. The ongoing process of establishing the Euro may result in market volatility. In addition, the transition to the Euro and the elimination of currency risk among participating countries may change the economic environment and behavior of investors, particularly in European markets. To the extent a fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. Year 2000 difficulties may be more pronounced in foreign markets, and particularly in emerging markets. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


12 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

EMERGING MARKETS FUND

                                              PERIOD ENDED
                                              SEPTEMBER 30,
                                                 1998(1)
-----------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  7.27
                                             ---------------
Investment Operations:
 Net Investment Income                              0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                   (1.66)
                                             ---------------
 Total From Investment Operations                  (1.65)
                                             ---------------
Less Distributions:
 Dividends (from net investment income)               --
 Distributions (from capital gains)                   --
                                             ---------------
 Total Distributions                                  --
                                             ---------------
Net Asset Value, End of Period                   $  5.62
                                             ===============
Total Return                                      (22.70)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $ 7,444
Ratio of Expenses to Average Net Assets             1.46%(2)
Ratio of Net Income to Average Net Assets           0.83%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                3.30%(2)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                               (1.01)%(2)
Portfolio Turnover Rate                               48%
-----------------------------------------------------------

(1)Class Y shares have been offered since August 7, 1998.

(2)Annualized.


14 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNATIONAL FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                 1998         1997          1996          1995       1994(1)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  13.23     $  10.31      $  10.30      $ 10.22      $ 10.00
                                                              ----------------------------------------------------------------
Investment Operations:
 Net Investment Income (Loss)                                      0.07         0.03         (0.01)        0.01        (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.01         3.06          0.22         0.07         0.23
                                                              ----------------------------------------------------------------
 Total From Investment Operations                                  0.08         3.09          0.21         0.08         0.22
                                                              ----------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.51)(2)    (0.17)(2)     (0.20)(2)       --           --
 Distributions (from capital gains)                               (0.25)          --            --           --           --
                                                              ----------------------------------------------------------------
 Total Distributions                                              (0.76)       (0.17)        (0.20)          --           --
                                                              ----------------------------------------------------------------
Net Asset Value, End of Period                                 $  12.55     $  13.23      $  10.31      $ 10.30      $ 10.22
                                                              ================================================================
Total Return                                                       1.15%       30.38%         2.11%        0.78%        2.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $357,475     $217,414      $135,238      $94,400      $47,963
Ratio of Expenses to Average Net Assets                            1.44%        1.67%         1.72%        1.74%        1.75%(3)
Ratio of Net Income (Loss) to Average Net Assets                   0.42%        0.06%        (0.06)%       0.12%       (0.19)%(3)

Ratio of Expenses to Average Net Assets (excluding
  waivers)                                                         1.56%        1.67%         1.72%        1.81%        2.05%(3)
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                              0.30%        0.06%        (0.06)%       0.05%       (0.49)%(3)

Portfolio Turnover Rate                                             102%          96%          100%          57%          16%
-----------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since April 7, 1994.

(2)Includes a distribution or partial distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

(3)Annualized.

13 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERNATIONAL INDEX FUND(1)

                                                 TEN MONTHS          FOUR MONTHS
                                              ENDED SEPTEMBER      ENDED NOVEMBER                  FISCAL YEAR
                                                    30,                  30,                      ENDED JULY 31,
                                             -------------------------------------------------------------------------------
                                                    1998                1997             1997          1996        1995(2)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  10.99            $  12.37         $  10.69      $  10.48      $ 10.00
                                             -------------------------------------------------------------------------------
Investment Operations:
 Net Investment Income                                0.14                0.06             0.13          0.09         0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (0.20)              (1.41)            1.70          0.18         0.47
                                             -------------------------------------------------------------------------------
 Total From Investment Operations                    (0.06)              (1.35)            1.83          0.27         0.48
                                             -------------------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)              (0.22)              (0.03)           (0.12)        (0.06)          --
 Distributions (from capital gains)                     --                  --            (0.02)           --           --
 Tax Return of Capital                                  --                  --            (0.01)           --           --
                                             -------------------------------------------------------------------------------
 Total Distributions                                 (0.22)              (0.03)           (0.15)        (0.06)          --
                                             -------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  10.71            $  10.99         $  12.37      $  10.69      $ 10.48
                                             ===============================================================================
Total Return                                         (0.73)%            (10.93)%          17.24%         2.56%        4.80%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $105,151            $155,976         $210,538      $142,478      $60,073
Ratio of Expenses to Average Net Assets               0.74%(3)            0.66%(3)         0.73%         0.81%        1.18%(3)
Ratio of Net Income to Average Net Assets             1.42%(3)            1.23%(3)         1.15%         1.18%        1.32%(3)
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                 0.97%(3)            0.95%(3)         1.03%         1.10%        1.39%(3)
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                 1.19%(3)            0.94%(3)         0.85%         0.89%        1.11%(3)
Portfolio Turnover Rate                                  0%                  0%               3%            6%           0%
---------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for International Index Fund include the historical financial highlights of the Qualivest International
   Opportunities Fund. The assets of the Qualivest International
   Opportunities Fund were acquired by International Index Fund on November 21, 1997. In connection with such acquisition, class Y shares of the Qualivest International Opportunities Fund were exchanged for class Y shares of International Index Fund.

(2)Class Y shares have been offered since July 3, 1995.

(3)Annualized.

15 PROSPECTUS - FIRST AMERICAN INTERNATIONAL FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-4200 (2/1999)Y

FEBRUARY 1, 1999


SECTOR FUNDS

CLASS A AND CLASS B SHARES


Health Sciences Fund

Real Estate Securities Fund

Technology Fund

                                 First American
                                       Investment Funds, Inc.


                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS


FUND SUMMARIES
   Health Sciences Fund               2
   Real Estate Securities Fund        4
   Technology Fund                    6
POLICIES & SERVICES
   Buying Shares                      8
   Selling Shares                    11
   Managing Your Investment          12
ADDITIONAL INFORMATION
   Management                        14
   More About The Funds              15
   Financial Highlights              17
FOR MORE INFORMATION         Back Cover

FUND SUMMARIES
INTRODUCTION


This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE
Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Health Sciences Fund invests primarily (at least 65% of its total assets) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o pharmaceuticals;

o health care services and administration;

o diagnostics;

o medical equipment and supplies;

o medical technology; and

o medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR
Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS
Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF REITS
REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
HEALTH SCIENCES FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR GRAPH]

1997      16.14%
1998      -6.94%

                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total return      17.93%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return     -22.34%



AVERAGE ANNUAL TOTAL RETURNS           Inception                           Since
AS OF 12/31/98(1)                           Date        One Year       Inception
--------------------------------------------------------------------------------
Health Sciences Fund (Class A)           1/31/96         -11.84%           0.66%
--------------------------------------------------------------------------------
Health Sciences Fund (Class B)           1/31/96         -12.23%           0.54%
--------------------------------------------------------------------------------
Russell 2000 Index(1)                                     -2.55%          11.93%
--------------------------------------------------------------------------------

(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              Class A    Class B
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET
ASSETS
--------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%
  Other Expenses                                                0.25%      0.25%
  TOTAL                                                         1.20%      1.95%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15% AND 1.90%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                 CLASS B                 CLASS B
                                                assuming             assuming no
                                              redemption              redemption
                                               at end of               at end of
                        CLASS A              each period             each period
--------------------------------------------------------------------------------
1 year                   $  641                   $  698                  $  198
3 years                  $  886                   $1,012                  $  612
5 years                  $1,150                   $1,252                  $1,052
10 years                 $1,903                   $2,080                  $2,080


3 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE
Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. In making investments, the fund's advisor will attempt to select securities that provide a dividend yield that exceeds the composite yield of the S&P 500.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation;

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments; and

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY
Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISK OF REITS
There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
REAL ESTATE SECURITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1996      30.63%
1997      19.21%
1998     -16.16%

                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/96
                                                        Total return      16.59%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return      -9.78%


AVERAGE ANNUAL TOTAL RETURNS               Inception                       Since
AS OF 12/31/98                                  Date     One Year      Inception
--------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)        9/29/95      -20.59%          8.54%
--------------------------------------------------------------------------------
Real Estate Securities Fund (Class B)        9/29/95      -20.81%          8.66%
--------------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                              -16.90%         11.58%
--------------------------------------------------------------------------------

(1)An unmanaged index of the most actively traded real estate investment trusts. The since inception performance of the index is calculated from 9/30/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                Class A  Class B
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%
  Other Expenses                                                0.23%      0.23%
  TOTAL                                                         1.18%      1.93%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05% AND 1.80%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                 CLASS B                 CLASS B
                                                assuming             assuming no
                                              redemption              redemption
                                               at end of               at end of
                          CLASS A            each period             each period
--------------------------------------------------------------------------------
1 year                     $  639                 $  696                  $  196
3 years                    $  880                 $1,006                  $  606
5 years                    $1,140                 $1,242                  $1,042
10 years                   $1,882                 $2,059                  $2,059


5 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE
Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Technology Fund invests primarily (at least 65% of its total assets) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o inexpensive computing power, such as personal computers;

o improved methods of communications, such as satellite transmission; and

o technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies.

The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR
Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS
Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distibutions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
TECHNOLOGY FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR GRAPH]

1995      40.93%
1996      22.12%
1997       6.91%
1998      32.47%

                                                        BEST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total return      41.56%

                                                        WORST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return     -18.20%


                                                             Since         Since
AVERAGE ANNUAL TOTAL RETURNS     Inception               Inception     Inception
AS OF 12/31/98(1)                     Date   One Year     (Class A)    (Class B)
--------------------------------------------------------------------------------
Technology Fund (Class A)           4/4/94     25.54%        25.21%          N/A
--------------------------------------------------------------------------------
Technology Fund (Class B)          8/15/94     26.41%           N/A       28.37%
--------------------------------------------------------------------------------
Russell 2000 Index(1)                          -2.55%        13.42%       15.14%
--------------------------------------------------------------------------------

(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A   Class B
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      5.25%(2)   0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%
  Other Expenses                                                0.20%      0.20%
  TOTAL                                                         1.15%      1.90%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15% AND 1.90%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                     CLASS B             CLASS B
                                                    assuming         assuming no
                                                  redemption          redemption
                                                   at end of           at end of
                                CLASS A          each period         each period
--------------------------------------------------------------------------------
1 year                           $  636               $  693              $  193
3 years                          $  871               $  997              $  597
5 years                          $1,125               $1,226              $1,026
10 years                         $1,849               $2,027              $2,027


7 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A and class B shares. Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class B shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

--------------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
----------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

For both class A and class B shares, the funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A and class B share average daily net assets attributable to shares sold through such institutions. For sales of class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    SALES CHARGE
                                                                    MAXIMUM
                                                                REALLOWANCE
                               AS A % OF        AS A % OF         AS A % OF
                                PURCHASE       NET AMOUNT          PURCHASE
                                   PRICE         INVESTED             PRICE
---------------------------------------------------------------------------
Less than $50,000                  5.25%            5.54%             5.00%
$50,000  - $99,999                 4.25%            4.44%             4.00%
$100,000 - $249,999                3.25%            3.36%             3.00%
$250,000 - $499,999                2.25%            2.30%             2.00%
$500,000 - $999,999                1.75%            1.78%             1.50%
$1 million and over                   0%               0%                0%


8 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.5% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

--------------------------------------------------------------------------------
FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

                              CDSC AS A % OF THE
YEAR SINCE PURCHASE         VALUE OF YOUR SHARES
-------------------------------------------------
First                                 5%
Second                                5%
Third                                 4%
Fourth                                3%
Fifth                                 2%
Sixth                                 1%
Seventh                               0%
Eighth                                0%

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.


9 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

--------------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations
  Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.


10 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution. You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.


11 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B shares for class B shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or calculating when your class B shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


12 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of Health Sciences Fund and Technology Fund. A portion of the distributions paid by Real Estate Securities Fund may be a return of capital.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


13 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                 ADVISORY FEE
                                    AS A % OF
                                AVERAGE DAILY
                                   NET ASSETS
---------------------------------------------
Health Sciences Fund                    0.65%
Real Estate Securities Fund             0.57%
Technology Fund                         0.70%
---------------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A and class B shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with First American Asset Management.


14 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES
The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund invests primarily in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund invests primarily in equity securities of companies which the fund's advisor believes have, or will develop, products, processes or services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.


15 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS
Health Sciences Fund and Technology Fund may have significant investments in development stage and small capitalization companies. Stocks of development stage and small capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small capitalization companies at the desired time and price.

RISKS OF REITS
Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduced these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


16 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A and class B shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

HEALTH SCIENCES FUND

                                                               FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                  1998        1997       1996(1)
------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 12.05     $ 9.86      $10.00
                                                              ---------------------------------
Investment Operations:
 Net Investment Income (Loss)                                     0.01      (0.01)       0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (2.78)      2.30       (0.14)
                                                              ---------------------------------
 Total From Investment Operations                                (2.77)      2.29       (0.13)
                                                              ---------------------------------
Less Distributions:
 Dividends (from net investment income)                             --         --       (0.01)
 Distributions (from capital gains)                              (1.46)     (0.10)         --
                                                              ---------------------------------
 Total Distributions                                             (1.46)     (0.10)      (0.01)
                                                              ---------------------------------
Net Asset Value, End of Period                                 $  7.82     $12.05      $ 9.86
                                                              =================================
Total Return                                                    (25.24)%    23.60%      (1.32)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 2,017     $  849      $  629
Ratio of Expenses to Average Net Assets                           1.15%      1.15%       1.15%(2)
Ratio of Net Income (Loss) to Average Net Assets                  0.04%     (0.20)%      0.18%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.20%      1.29%       2.12%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.01)%    (0.34)%     (0.79)%(2)
Portfolio Turnover Rate                                             45%        54%         19%
------------------------------------------------------------------------------------------------

                                                                FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998        1997       1996(1)
------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 11.90      $ 9.81       $10.00
                                                              ----------------------------------
Investment Operations:
 Net Investment Loss                                             (0.02)      (0.01)       (0.02)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (2.77)       2.20        (0.16)
                                                              ----------------------------------
 Total From Investment Operations                                (2.79)       2.19        (0.18)
                                                              ----------------------------------
Less Distributions:
 Dividends (from net investment income)                             --          --        (0.01)
 Distributions (from capital gains)                              (1.46)      (0.10)          --
                                                              ----------------------------------
 Total Distributions                                             (1.46)      (0.10)       (0.01)
                                                              ----------------------------------
Net Asset Value, End of Period                                 $  7.65      $11.90       $ 9.81
                                                              ==================================
Total Return                                                    (25.80)%     22.69%       (1.86)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $   645      $  516       $  281
Ratio of Expenses to Average Net Assets                           1.90%       1.90%        1.90%(2)
Ratio of Net Loss to Average Net Assets                          (0.73)%     (0.94)%      (0.61)%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.95%       2.04%        2.87%(2)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.78)%     (1.08)%      (1.58)%(2)
Portfolio Turnover Rate                                             45%         54%          19%
------------------------------------------------------------------------------------------------

(1)Class A and class B shares have been offered since January 31, 1996.

(2)Annualized.


17 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

REAL ESTATE SECURITIES FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                           1998        1997        1996      1995(1)
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                   $ 14.97      $11.52      $10.38     $10.37
                                                                      ---------------------------------------------
Investment Operations:
 Net Investment Income                                                    0.63        0.72        0.52         --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                         (2.40)       3.42        1.30       0.01
                                                                      ---------------------------------------------
 Total From Investment Operations                                        (1.77)       4.14        1.82       0.01
                                                                      ---------------------------------------------
Less Distributions:
 Dividends (from net investment income)                                  (0.70)(2)   (0.65)      (0.51)        --
 Distributions (from capital gains)                                      (0.33)      (0.03)         --         --
 Tax Return of Capital                                                      --       (0.01)      (0.17)        --
                                                                      ---------------------------------------------
 Total Distributions                                                     (1.03)      (0.69)      (0.68)        --
                                                                      ---------------------------------------------
Net Asset Value, End of Period                                         $ 12.17      $14.97      $11.52     $10.38
                                                                      =============================================
Total Return                                                            (12.42)%     36.77%      18.17%      0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $ 2,027      $2,105      $  226     $    1
Ratio of Expenses to Average Net Assets                                   1.05%       1.05%       1.05%      1.05%(3)
Ratio of Net Income to Average Net Assets                                 4.71%       4.46%       4.36%      0.00%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)               1.18%       1.30%       1.76%      2.59%(3)
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                                  4.58%       4.21%       3.65%     (1.54)%(3)
Portfolio Turnover Rate                                                     36%         14%          8%         0%
-------------------------------------------------------------------------------------------------------------------

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                           1998        1997        1996      1995(1)
-------------------------------------------------------------------------------------------------------------------


PER SHARE DATA
Net Asset Value, Beginning of Period                                   $ 14.86      $11.46      $10.37     $10.37
                                                                      ---------------------------------------------
Investment Operations:
 Net Investment Income                                                    0.52        0.63        0.44         --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                         (2.37)       3.38        1.27         --
                                                                      ---------------------------------------------
 Total From Investment Operations                                        (1.85)       4.01        1.71         --
                                                                      ---------------------------------------------
Less Distributions:
 Dividends (from net investment income)                                  (0.60)(2)   (0.57)      (0.45)        --
 Distributions (from capital gains)                                      (0.33)      (0.03)         --         --
 Tax Return of Capital                                                      --       (0.01)      (0.17)        --
                                                                      ---------------------------------------------
 Total Distributions                                                     (0.93)      (0.61)      (0.62)        --
                                                                      ---------------------------------------------
Net Asset Value, End of Period                                         $ 12.08      $14.86      $11.46     $10.37
                                                                      =============================================
Total Return                                                            (13.04)%     35.77%      17.00%      0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $ 3,026      $3,318      $  263     $    1
Ratio of Expenses to Average Net Assets                                   1.80%       1.80%       1.80%      1.80%(3)
Ratio of Net Income to Average Net Assets                                 3.98%       3.61%       4.29%      0.00%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)               1.93%       2.00%       2.51%      3.34%(3)
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                                  3.85%       3.41%       3.58%     (1.54)%(3)
Portfolio Turnover Rate                                                     36%         14%          8%         0%
-------------------------------------------------------------------------------------------------------------------

(1)Class A and class B shares have been offered since September 29, 1995.

(2)Includes distributions in excess of net investment income.

(3)Annualized.

18 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TECHNOLOGY FUND

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998        1997        1996        1995       1994(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 20.20      $19.25      $18.24      $11.19       $10.00
                                                              -----------------------------------------------------------
Investment Operations:
 Net Investment Loss                                             (0.13)      (0.11)      (0.05)      (0.03)       (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (3.26)       3.12        2.95        7.31         1.20
                                                              -----------------------------------------------------------
 Total From Investment Operations                                (3.39)       3.01        2.90        7.28         1.19
                                                              -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             --          --          --          --           --
 Distributions (from capital gains)                              (1.21)      (2.06)      (1.89)      (0.23)          --
                                                              -----------------------------------------------------------
 Total Distributions                                             (1.21)      (2.06)      (1.89)      (0.23)          --
                                                              -----------------------------------------------------------
Net Asset Value, End of Period                                 $ 15.60      $20.20      $19.25      $18.24       $11.19
                                                              ===========================================================
Total Return                                                    (16.69)%     17.71%      18.60%      66.22%       11.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 7,703      $5,564      $4,799      $1,464       $   61
Ratio of Expenses to Average Net Assets                           1.15%       1.15%       1.15%       1.13%        0.80%(3)
Ratio of Net Loss to Average Net Assets                          (0.60)%     (0.59)%     (0.85)%     (0.61)%      (0.21)%(3)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.15%       1.17%       1.26%       1.55%        3.37%(3)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (0.60)%     (0.61)%     (0.96)%     (1.03)%      (2.78)%(3)
Portfolio Turnover Rate                                            124%        150%        119%         74%          43%
-------------------------------------------------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998        1997        1996        1995       1994(2)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 19.58      $18.85      $18.02      $11.17       $ 9.85
                                                              -----------------------------------------------------------
Investment Operations:
 Net Investment Loss                                             (0.24)      (0.20)      (0.14)      (0.04)       (0.02)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                 (3.14)       2.99        2.86        7.12         1.34
                                                              -----------------------------------------------------------
 Total From Investment Operations                                (3.38)       2.79        2.72        7.08         1.32
                                                              -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             --          --          --          --           --
 Distributions (from capital gains)                              (1.21)      (2.06)      (1.89)      (0.23)          --
                                                              -----------------------------------------------------------
 Total Distributions                                             (1.21)      (2.06)      (1.89)      (0.23)          --
                                                              -----------------------------------------------------------
Net Asset Value, End of Period                                 $ 14.99      $19.58      $18.85      $18.02       $11.17
                                                              ===========================================================
Total Return                                                    (17.21)%     16.82%      17.75%      64.52%       13.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 7,499      $8,463      $4,881      $2,031       $    2
Ratio of Expenses to Average Net Assets                           1.90%       1.90%       1.90%       1.88%        1.80%(3)
Ratio of Net Loss to Average Net Assets                          (1.38)%     (1.41)%     (1.60)%     (1.41)%      (1.44)%(3)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                          1.90%       1.92%       2.01%       2.30%        4.12%(3)
Ratio of Net Loss to Average Net Assets (excluding
waivers)                                                         (1.38)%     (1.43)%     (1.71)%     (1.83)%      (3.76)%(3)
Portfolio Turnover Rate                                            124%        150%        119%         74%          43%
-------------------------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since April 4, 1994.

(2)Class B shares have been offered since August 15, 1994.

(3)Annualized.


19 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-5000 (2/1999)R

FEBRUARY 1, 1999


SECTOR FUNDS

CLASS Y SHARES


Health Sciences Fund

Real Estate Securities Fund

Technology Fund


                                 First American
                                       Investment Funds, Inc.


                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Health Sciences Fund               2
   Real Estate Securities Fund        4
   Technology Fund                    6
POLICIES & SERVICES
   Buying and Selling Shares          8
   Managing Your Investment           9
ADDITIONAL INFORMATION
   Management                        10
   More About The Funds              11
   Financial Highlights              13
FOR MORE INFORMATION         Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
HEALTH SCIENCES FUND

-----------------------------------------------------------------------------
OBJECTIVE
Health Sciences Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Health Sciences Fund invests primarily (at least 65% of its total assets) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o pharmaceuticals;

o health care services and administration;

o diagnostics;

o medical equipment and supplies;

o medical technology; and

o medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR
Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE
AND SMALL CAP STOCKS
Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF REITS
REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have reinvested.


2 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
HEALTH SCIENCES FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1997         16.50%
1998         -6.87%
                                                     BEST QUARTER:
                                                     Quarter ending: 12/31/98
                                                     Total return      17.99%

                                                     WORST QUARTER:
                                                     Quarter ending:  9/30/98
                                                     Total Return     -22.38%

AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/98(1)                              Date     One Year    Inception
-----------------------------------------------------------------------------
Health Sciences Fund                        1/31/96       -6.87%        2.73%
-----------------------------------------------------------------------------
Russell 2000 Index(1)                                     -2.55%       11.93%
-----------------------------------------------------------------------------
(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.25%
  TOTAL                                                             0.95%
--------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------

1 year                                                              $   97
3 years                                                             $  303
5 years                                                             $  525
10 years                                                            $1,166


3 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
REAL ESTATE SECURITIES FUND

-----------------------------------------------------------------------------
OBJECTIVE
Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. In making investments, the fund's advisor will attempt to select securities that provide a dividend yield that exceeds the composite yield of the S&P 500.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation;

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments; and

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY
Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISK OF REITS
There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
REAL ESTATE SECURITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1996         31.00%
1997         19.60%
1998        -15.98%
                                                     BEST QUARTER:
                                                     Quarter ending: 12/31/96
                                                     Total return      16.61%

                                                     WORST QUARTER:
                                                     Quarter ending:  9/30/98
                                                     Total Return      -9.71%

AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/98                                 Date     One Year    Inception
-----------------------------------------------------------------------------
Real Estate Securities Fund                 6/30/95      -15.98%       11.44%
-----------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                             -16.90%       12.01%
-----------------------------------------------------------------------------
(1)An unmanaged index of the most actively traded real estate investment trusts.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.23%
  TOTAL                                                             0.93%
--------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                                 $   95
3 years                                                                $  296
5 years                                                                $  515
10 years                                                               $1,143


5 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
TECHNOLOGY FUND

-----------------------------------------------------------------------------
OBJECTIVE
Technology Fund has an objective of long-term growth of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Technology Fund invests primarily (at least 65% of its total assets) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o inexpensive computing power, such as personal computers;

o improved methods of communications, such as satellite transmission; and

o technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies.

The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR
Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE
AND SMALL CAP STOCKS
Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distibutions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FUND SUMMARIES
TECHNOLOGY FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         41.02%
1996         22.43%
1997          7.31%
1998         32.70%
                                                     BEST QUARTER:
                                                     Quarter ending: 12/31/98
                                                     Total return      41.73%

                                                     WORST QUARTER:
                                                     Quarter ending:  9/30/98
                                                     Total Return     -18.20%

AVERAGE ANNUAL TOTAL RETURNS             Inception                      Since
AS OF 12/31/98(1)                             Date     One Year     Inception
-----------------------------------------------------------------------------
Technology Fund                             4/4/94       32.70%        26.87%
-----------------------------------------------------------------------------
Russell 2000 Index(1)                                    -2.55%        13.42%
-----------------------------------------------------------------------------
(1)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.20%
  TOTAL                                                             0.90%
--------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                               $   92
3 years                                                              $  287
5 years                                                              $  498
10 years                                                             $1,108


7 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


8 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS

Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of Health Sciences Fund and Technology Fund. A portion of the distributions paid by Real Estate Securities Fund may be a return of capital.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


9 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                 ADVISORY FEE
                                    AS A % OF
                                AVERAGE DAILY
                                   NET ASSETS
---------------------------------------------

Health Sciences Fund                    0.65%
Real Estate Securities Fund             0.57%
Technology Fund                         0.70%
---------------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


10 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund invests primarily in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund invests primarily in equity securities of companies which the fund's advisor believes have, or will develop, products, processes or services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.


11 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

RISKS OF DEVELOPMENT STAGE
AND SMALL CAP STOCKS
Health Sciences Fund and Technology Fund may have significant investments in development stage and small capitalization companies. Stocks of development stage and small capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small capitalization companies at the desired time and price.

RISKS OF REITS
Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduced these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


12 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y shares operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

HEALTH SCIENCES FUND

                                                                       FISCAL YEAR ENDED SEPTEMBER 30,
                                                                        1998        1997       1996(1)
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                   $ 12.08     $  9.87     $ 10.00
                                                                      ---------------------------------
Investment Operations:
 Net Investment Income (Loss)                                             0.03       (0.01)       0.03
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                         (2.78)       2.33       (0.15)
                                                                      ---------------------------------
 Total From Investment Operations                                        (2.75)       2.32       (0.12)
                                                                      ---------------------------------
Less Distributions:
 Dividends (from net investment income)                                  (0.03)      (0.01)      (0.01)
 Distributions (from capital gains)                                      (1.46)      (0.10)         --
                                                                      ---------------------------------
 Total Distributions                                                     (1.49)      (0.11)      (0.01)
                                                                      ---------------------------------
Net Asset Value, End of Period                                         $  7.84     $ 12.08     $  9.87
                                                                      =================================
Total Return                                                            (25.10)%     23.89%      (1.20)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $21,977     $41,243     $12,485
Ratio of Expenses to Average Net Assets                                   0.90%       0.90%       0.90%(2)
Ratio of Net Income to Average Net Assets                                 0.27%       0.06%       0.43%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)               0.95%       1.04%       1.87%(2)
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                                  0.22%      (0.08)%     (0.54)%(2)
Portfolio Turnover Rate                                                     45%         54%         19%
-------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since January 31, 1996.

(2)Annualized.


13 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

REAL ESTATE SECURITIES FUND

                                                                      FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998        1997        1996      1995(1)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 14.99      $ 11.53     $ 10.37     $10.00
                                                               ---------------------------------------------
Investment Operations:
 Net Investment Income                                             0.67         0.74        0.57       0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (2.40)        3.43        1.29       0.39
                                                               ---------------------------------------------
 Total From Investment Operations                                 (1.73)        4.17        1.86       0.52
                                                               ---------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.74)(2)    (0.67)      (0.53)     (0.11)
 Distributions (from capital gains)                               (0.33)       (0.03)         --         --
 Tax Return of Capital                                               --        (0.01)      (0.17)     (0.04)
                                                               ---------------------------------------------
 Total Distributions                                              (1.07)       (0.71)      (0.70)     (0.15)
                                                               ---------------------------------------------
Net Asset Value, End of Period                                  $ 12.19      $ 14.99     $ 11.53     $10.37
                                                               =============================================
Total Return                                                     (12.18)%      37.07%      18.53%      5.19%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $58,275      $40,501     $17,895     $5,756
Ratio of Expenses to Average Net Assets                            0.80%        0.80%       0.80%      0.80%(3)
Ratio of Net Income to Average Net Assets                          5.06%        4.57%       5.13%      6.01%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)        0.93%        1.05%       1.51%      2.34%(3)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           4.93%        4.32%       4.42%      4.47%(3)
Portfolio Turnover Rate                                              36%          14%          8%         0%
------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since June 30, 1995.

(2)Includes distributions in excess of net investment income.

(3)Annualized.


14 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TECHNOLOGY FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997        1996        1995       1994(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  20.29     $  19.29     $ 18.24     $ 11.19      $10.00
                                                               ------------------------------------------------------------
Investment Operations:
 Net Investment (Loss)                                             (0.08)       (0.06)      (0.04)      (0.03)      (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   (3.27)        3.12        2.98        7.31        1.20
                                                               ------------------------------------------------------------
 Total From Investment Operations                                  (3.35)        3.06        2.94        7.28        1.19
                                                               ------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                               --           --          --          --          --
 Distributions (from capital gains)                                (1.21)       (2.06)      (1.89)      (0.23)         --
                                                               ------------------------------------------------------------
 Total Distributions                                               (1.21)       (2.06)      (1.89)      (0.23)         --
                                                               ------------------------------------------------------------
Net Asset Value, End of Period                                  $  15.73     $  20.29     $ 19.29     $ 18.24      $11.19
                                                               ============================================================
Total Return                                                      (16.41)%      17.95%      18.85%      66.22%      11.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $100,985     $148,659     $64,602     $29,272      $6,491
Ratio of Expenses to Average Net Assets                             0.90%        0.90%       0.90%       0.88%       0.80%(2)
Ratio of Net Loss to Average Net Assets                            (0.38)%      (0.41)%     (0.60)%     (0.35)%     (0.21)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.90%        0.92%       1.01%       1.30%       3.12%(2)
Ratio of Net (Loss) to Average Net Assets (excluding
waivers)                                                           (0.38)%      (0.43)%     (0.71)%     (0.77)%     (2.53)%(2)
Portfolio Turnover Rate                                              124%         150%        119%         74%         43%
---------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since April 4, 1994.

(2)Annualized.


15 PROSPECTUS - FIRST AMERICAN SECTOR FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-5200 (2/1999)Y

FEBRUARY 1, 1999


BOND FUNDS

CLASS A, CLASS B AND CLASS C SHARES



Adjustable Rate Mortgage Securities Fund

Fixed Income Fund

Intermediate Government Bond Fund

Intermediate Term Income Fund

Limited Term Income Fund

Strategic Income Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Adjustable Rate Mortgage Securities Fund       2
   Fixed Income Fund                              4
   Intermediate Government Bond Fund              6
   Intermediate Term Income Fund                  8
   Limited Term Income Fund                      10
   Strategic Income Fund                         12
POLICIES & SERVICES
   Buying Shares                                 14
   Selling Shares                                18
   Managing Your Investment                      19
ADDITIONAL INFORMATION
   Management                                    21
   More About The Funds                          23
   Financial Highlights                          26
FOR MORE INFORMATION                     Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds. (Because of its limited history of operations, performance information is not provided for Strategic Income Fund.)

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.







1 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
ADJUSTABLE RATE MORTGAGE SECURITIES FUND

-----------------------------------------------------------------------------
OBJECTIVE
Adjustable Rate Mortgage Securities Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Adjustable Rate Mortgage Securities Fund invests primarily (at least 65% of its total assets) in adjustable rate mortgage securities (ARMS). ARMS have interest rates that reset periodically in response to changes in the current interest rate environment.

The fund may also invest in other debt securities, including:

o fixed-rate mortgage-backed securities;

o U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

o asset-backed securities; and

o corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain an average effective duration for its portfolio securities of zero to four years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.



2 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
ADJUSTABLE RATE MORTGAGE SECURITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993          8.10%
1994         -6.56%
1995         10.53%
1996          6.76%
1997          6.31%
1998          4.80%

                                                BEST QUARTER:
                                                Quarter ending:         3/31/95
                                                Total return               4.48%
                                                WORST QUARTER:
                                                Quarter ending:         3/31/94
                                                Total Return              -3.29%




AVERAGE ANNUAL TOTAL RETURNS                Inception                                   Since
AS OF 12/31/98(1)                                Date   One Year    Five Years      Inception
---------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities Fund      1/30/92       2.16%         3.67%          4.57%
---------------------------------------------------------------------------------------------
Lehman Adjustable Rate Mortgage Index(2)                    5.27%         6.12%          6.02%
---------------------------------------------------------------------------------------------


(1)Performance from 9/1/95 to 7/31/98 is that of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc. -- II. Performance prior to 9/1/95 is that of American Adjustable Rate Term Trust Inc. -- 1998, a closed-end investment company.

(2)An unmanaged index of U.S. agency adjustable rate mortgage securities. The since inception performance of the index is calculated from 1/31/92.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                   Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.29%
  TOTAL                                                              1.24%
  --------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO LIMIT ITS 12B-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  373
3 years       $  634
5 years       $  914
10 years      $1,712








3 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
FIXED INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;

o mortgage- and asset-backed securities; and

o fixed and floating rate corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About the Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.




4 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
FIXED INCOME FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989         12.86%
1990          7.66%
1991         14.43%
1992          6.46%
1993          9.65%
1994         -2.42%
1995         17.02%
1996          3.20%
1997          8.47%
1998          8.67%

                                                      BEST QUARTER:
                                                      Quarter ending:   6/30/89
                                                      Total return         7.06%
                                                      WORST QUARTER:
                                                      Quarter ending:   3/31/94
                                                      Total Return        -2.04%


                                                                                        Since
AVERAGE ANNUAL TOTAL RETURNS    Inception                            Ten Years      Inception
AS OF 12/31/98                       Date  One Year   Five Years      (Class A)      (Class B)
--------------------------------------------------------------------------------------------------
Fixed Income Fund (Class A)      12/22/87      4.09%        5.88%         8.00%           N/A
--------------------------------------------------------------------------------------------------
Fixed Income Fund (Class B)       8/15/94      2.92%         N/A           N/A           7.14%
--------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(1)                9.47%        7.30%         9.33%          9.09%
--------------------------------------------------------------------------------------------------


(1)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 8/31/94.


-----------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
  ------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      4.25%(2)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses                                                0.16%      0.16%      0.16%
  TOTAL                                                         1.11%      1.86%      1.86%
  ------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95%, 1.70% AND 1.70%, RESPECTIVELY, FOR THE CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $  533          $  689          $  189          $  387          $  287
3 years         $  763          $  985          $  585          $  679          $  679
5 years         $1,011          $1,206          $1,006          $1,096          $1,096
10 years        $1,719          $1,984          $1,984          $2,258          $2,258




5 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE GOVERNMENT BOND FUND

-----------------------------------------------------------------------------
OBJECTIVE
Intermediate Government Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

o Farm Credit System Financial Assistance Corporation;

o Federal Home Loan Banks System;

o Student Loan Marketing Association; and

o Tennessee Valley Authority.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, the managers determine the allocation of assets between Treasury and agency or instrumentality securities. Finally, fund managers select individual Treasury, agency or instrumentality securities.

The fund's investments in Treasury, agency and instrumentality securities may include zero coupon securities, adjustable rate securities and U.S. Treasury inflation-indexed securities.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of one to five years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions.In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989         10.05%
1990          8.39%
1991         10.91%
1992          4.54%
1993          5.79%
1994         -1.72%
1995         13.55%
1996          3.82%
1997          6.93%
1998          8.08%

                                                    BEST QUARTER:
                                                    Quarter ending:     6/30/89
                                                    Total return           5.23%
                                                    WORST QUARTER:
                                                    Quarter ending:     3/31/94
                                                    Total Return          -1.42%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98                         One Year    Five Years      Ten Years

-----------------------------------------------------------------------------
Intermediate Government Bond Fund        5.37%        5.48%         6.69%
-----------------------------------------------------------------------------
Lehman Intermediate U.S. Government
Bond Index(1)                            8.47%        6.45%         8.34%
-----------------------------------------------------------------------------

(1)An unmanaged index of Treasury securities and other securities issued by the U.S. government or its agencies or instrumentalities, in each case with maturities of one to 10 years.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                   Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.17%
  TOTAL                                                              1.12%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  361
3 years       $  597
5 years       $  851
10 years      $1,579






7 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TERM INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Intermediate Term Income Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Term Income Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;

o mortgage- and asset-backed securities; and

o fixed and floating rate corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of two to six years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




8 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TERM INCOME FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993          6.86%
1994         -1.35%
1995         14.62%
1996          4.22%
1997          7.11%
1998          8.36%

                                                  BEST QUARTER:
                                                  Quarter ending:       6/30/95
                                                  Total return             4.71%
                                                  WORST QUARTER:
                                                  Quarter ending:       3/31/94
                                                  Total Return            -1.29%


 AVERAGE ANNUAL TOTAL RETURNS     Inception                               Since
AS OF 12/31/98                         Date   One Year   Five Years   Inception
-----------------------------------------------------------------------------
Intermediate Term Income Fund      12/14/92      5.62%        5.92%        6.11%
-----------------------------------------------------------------------------
Lehman Intermediate Gov't/Corp
 Bond Index(1)                                   8.42%        6.59%        7.19%
-----------------------------------------------------------------------------

(1) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities, in each case with maturities of one to 10 years. The since inception performance of the index is calculated from 12/31/92.


-----------------------------------------------------------------------------

FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                   Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.16%
  TOTAL                                                              1.11%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO LIMIT ITS 12B-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.85%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  360
3 years       $  594
5 years       $  846
10 years      $1,568





9 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
LIMITED TERM INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Limited Term Income Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Limited Term Income Fund invests in investment grade debt securities, such as:

o mortgage- and asset-backed securities;

o fixed and floating rate corporate debt obligations;

o U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

o commercial paper.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity and an average effective duration for its portfolio securities of six months to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.





10 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
LIMITED TERM INCOME FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993          4.14%
1994          1.79%
1995          8.23%
1996          5.60%
1997          5.93%
1998          6.08%

                                                     BEST QUARTER:
                                                     Quarter ending:    6/30/95
                                                     Total return          2.47%
                                                     WORST QUARTER:
                                                     Quarter ending:    3/31/94
                                                     Total Return          0.03%



AVERAGE ANNUAL TOTAL RETURNS           Inception                                Since
AS OF 12/31/98                              Date   One Year   Five Years    Inception
-----------------------------------------------------------------------------------------
Limited Term Income Fund                12/14/92      3.48%        4.97%         4.82%
-----------------------------------------------------------------------------------------
Merrill Lynch 1-Year Treasury
Index(1)                                              5.89%        5.53%         5.31%
-----------------------------------------------------------------------------------------

(1)An unmanaged index of one-year constant maturity Treasury bills. The since inception performance of the index is calculated from 12/31/92.

-----------------------------------------------------------------------------

FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.17%
  TOTAL                                                              1.12%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  361
3 years       $  597
5 years       $  851
10 years      $1,579







11 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
STRATEGIC INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Strategic Income Fund's objective is to provide investors with a high level of current income.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers;

o high-yield (non-investment grade) debt obligations issued by domestic issuers and U.S. dollar denominated high-yield debt obligations issued by foreign issuers; and

o investment grade and non-U.S. dollar denominated high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest. In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES
A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

RISKS OF FOREIGN SECURITIES
Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

RISKS OF EMERGING MARKETS
The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the mortgages underlying mortgage-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the mortgages to decrease, extending the life of mortgage-backed securities with lower interest rates.



12 PROSPECTUS - FIRST AMERICAN BOND FUNDS

RISKS OF COMMON STOCKS
The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


-----------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

 -------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A    Class B    Class C
  ------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      4.25%(1)   0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(2)   5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%      1.00%
  Other Expenses(3)                                             0.35%      0.35%      0.35%
  TOTAL(4)                                                      1.30%      2.05%      2.05%
  ------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) Other expenses are based on estimated amounts for the current fiscal year.

(4) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR THE CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period    each period     each period     each period
 --------------------------------------------------------------------------------------
1 year         $  552        $  708          $  208          $  406          $  306
3 years        $  820        $1,043          $  643          $  736          $  736
5 years        $1,108        $1,303          $1,103          $1,192          $1,192
10 years       $1,926        $2,187          $2,187          $2,455          $2,455





13 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A shares. Fixed Income Fund and Strategic Income Fund also offer class B and class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class B or class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class B shares for $250,000 or more normally will be treated as orders for class A shares.

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class B or class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS B SHARES
If you want all your money to go to work for you immediately, you may prefer class B shares. Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
These shares combine some of the characteristics of class A and class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o no conversion to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
 ----------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A and class B share average daily net assets and 0.15% of a fund's class C share average daily net assets attributable to shares sold through such institutions. For class B shares, and for net asset value sales of class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.50% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

The distributor is currently waiving its class A share 12b-1 fee to 0% for Intermediate Government Bond Fund and Limited Term Income Fund and 0.15% for Adjustable Rate Mortgage Securities Fund and Intermediate Term Income Fund. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with their sales of class A shares of those funds.





14 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Strategic Income Fund may hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of Strategic Income Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

ADJUSTABLE RATE MORTGAGE SECURITIES FUND

INTERMEDIATE GOVERNMENT BOND FUND

INTERMEDIATE TERM INCOME FUND

LIMITED TERM INCOME FUND



                                   SALES CHARGE
                                                                   MAXIMUM
                                                               REALLOWANCE
                               AS A % OF       AS A % OF         AS A % OF
                                OFFERING       NET ASSET          PURCHASE
                                   PRICE           VALUE             PRICE
 -------------------------------------------------------------------------
Less than $50,000                  2.50%           2.56%             2.25%
$50,000 - $99,999                  2.00%           2.04%             1.75%
$100,000 - $249,999                1.50%           1.52%             1.25%
$250,000 - $499,999                1.00%           1.01%             0.75%
$500,000 - $999,999                0.75%           0.76%             0.50%
$1 million and over                   0%              0%                0%




FIXED INCOME FUND

STRATEGIC INCOME FUND
                                   SALES CHARGE
                                                                   MAXIMUM
                                                               REALLOWANCE
                               AS A % OF       AS A % OF         AS A % OF
                                OFFERING       NET ASSET          PURCHASE
                                   PRICE           VALUE             PRICE
 -------------------------------------------------------------------------
Less than $50,000                  4.25%           4.44%             4.00%
$50,000 - $99,999                  4.00%           4.17%             3.75%
$100,000 - $249,999                3.25%           3.36%             3.00%
$250,000 - $499,999                2.25%           2.30%             2.00%
$500,000 - $999,999                1.75%           1.78%             1.50%
$1 million and over                   0%              0%                0%


FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.





15 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

CLASS B SHARES
Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                             CDSC AS A % OF THE
YEAR SINCE PURCHASE         VALUE OF YOUR SHARES
 -------------------------------------------------
First                                5%
Second                               5%
Third                                4%
Fourth                               3%
Fifth                                2%
Sixth                                1%
Seventh                              0%
Eighth                               0%

Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase class B shares on June 15, 1999, they will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.





16 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)
-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.





17 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

ACCOUNTS WITH LOW BALANCES

Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.




18 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

Strategic Income Fund may realize foreign currency losses that will reduce the amount of ordinary income that the fund has available to distribute to shareholders. As a result, some of the distributions made by the fund may be characterized as a return of capital rather than as taxable dividends. Strategic Income Fund will report to shareholders after the close of the calendar year the portion of distributions made during the year that constituted a return of capital and the portion that constituted taxable dividends.





19 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.







20 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                               ADVISORY FEE
                                  AS A % OF
                              AVERAGE DAILY
                                 NET ASSETS
 ------------------------------------------
Adjustable Rate Mortgage
 Securities Fund*                     0.35%
Fixed Income Fund                     0.54%
Intermediate Government
 Bond Fund                            0.53%
Intermediate Term
 Income Fund                          0.54%
Limited Term Income Fund              0.43%
Strategic Income Fund**               0.70%

(*) Prior to July 31, 1998, the fund's predecessor, Piper Adjustable Rate
    Mortgage Securities Fund, was a party to an investment advisory agreement with Piper Capital Management Incorporated (PCM) under which PCM was paid an investment advisory fee equal to 0.35% of the fund's average daily net assets.

(**)Strategic Income Fund has not operated for a full fiscal year. The contractual fee rate is shown in the table.

SUB-ADVISORS
Federated Investment Counseling
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Federated Global Research Corp.
175 Water Street
New York, New York 10038-4964

The above mentioned subsidiaries of Federated Investors are sub-advisors to Strategic Income Fund. The sub-advisors have been retained by the fund's investment advisor and are paid a portion of the advisory fee.

Federated Investment Counseling manages Strategic Income Fund's investments in domestic high-yield debt obligations and U.S. dollar denominated foreign corporate debt obligations. Federated Global Research Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. First American Asset Management manages the fund's investments in U.S. government and investment grade domestic debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

The sub-advisors and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.


21 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT (CONTINUED)

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management or, in the case of Strategic Income Fund, one of the sub-advisors.






22 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

INVESTMENT APPROACH
For funds other than Strategic Income Fund, fund managers generally employ a "top-down" approach in selecting securities for the funds. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the funds. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

For Strategic Income Fund, the advisor is responsible for allocating the fund's portfolio among the three categories of securities in which the fund invests, as discussed above in the "Fund Summaries" section. After making this allocation, the advisor uses the top-down approach discussed above to select the fund's investments in U.S. government and investment grade domestic debt obligations. The fund's sub-advisors select the fund's high-yield and foreign security investments. In selecting domestic high-yield securities, Federated Investment Counseling focuses on individual security selection, analyzing the business, competitive position and financial condition of each issuer to assess whether the security's risk is commensurate with its potential return. With regard to the fund's investments in foreign securities, Federated Global Research Corp. (Federated Global) looks primarily for securities offering higher interest rates. Federated Global attempts to manage the risks of these securities by investing the foreign security portion of the fund's portfolio in a large number of securities from a wide range of foreign countries, and by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

EFFECTIVE DURATION
Each fund, other than Strategic Income Fund, attempts to maintain the effective duration of its portfolio securities within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate (except for Strategic Income Fund, which just began operations).

-----------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

INTEREST RATE RISK
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio





23 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOU THE FUNDS (CONTINUED)


securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Each fund other than Strategic Income Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

CALL RISK
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK
Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS
In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisors, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own





24 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF STRATEGIC INCOME FUND

RISKS OF FOREIGN INVESTING
Foreign investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. Foreign investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS
Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF HIGH YIELD SECURITIES
A significant portion of Strategic Income Fund's portfolio may consist of lower-rated corporate debt obligations, which are commonly referred to as "high yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK
Trading opportunities are more limited for debt securities that have received ratings below investment grade or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, Strategic Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISK
A substantial part of Strategic Income Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with similar characteristics. As a result, the fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.







25 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A shares of each fund and the class B shares of Strategic Income Fund and Fixed Income Fund. There were no class C shares outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick, LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

ADJUSTABLE RATE MORTGAGE SECURITIES FUND

                                                         FISCAL YEAR                           FISCAL YEAR
                                                     ENDED SEPTEMBER 30,                     ENDED AUGUST 31,
                                              -------------------------------------------------------------------------
CLASS A SHARES                                  1998        1997       1996(3)        1996         1995         1994
 ----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA(1)
Net Asset Value, Beginning of Period          $   8.15    $   8.06     $   8.03     $   7.99     $   8.10     $   8.88
                                              -------------------------------------------------------------------------
Investment Operations:
 Net Investment Income                            0.48        0.47         0.04         0.49         0.47         0.55
 Net Gains (Losses) on Investments
  (both realized and unrealized)                    --        0.09         0.03         0.01        (0.05)       (0.82)
                                              -------------------------------------------------------------------------
 Total From Investment Operations                 0.48        0.56         0.07         0.50         0.42        (0.27)
                                              -------------------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)          (0.47)      (0.47)       (0.04)       (0.46)       (0.53)       (0.51)
                                              -------------------------------------------------------------------------
 Total Distributions                             (0.47)      (0.47)       (0.04)       (0.46)       (0.53)       (0.51)
                                              -------------------------------------------------------------------------
Net asset value, end of period                $   8.16    $   8.15     $   8.06     $   8.03     $   7.99     $   8.10
                                              =========================================================================
Total Return                                      5.56%       7.16%        0.85%        6.40%        5.43%       (3.18)%
RATIOS/SUPPLEMENTAL DATA(1)
Net Assets, End of Period (000)               $132,733    $184,697     $262,833     $269,948     $409,306     $500,062
Ratio of Expenses to Average Net Assets           0.80%       0.81%        0.82%(4)     0.60%        0.63%        0.60%
Ratio of Net Income to Average Net Assets         5.44%       5.84%        5.28%(4)     5.74%        5.62%        6.39%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              0.89%       0.81%        0.82%(4)     0.76%        0.63%        0.60%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                              5.35%       5.84%        5.28%(4)     5.58%        5.62%        6.39%
Portfolio Turnover Rate (excluding
 short-term securities)                             14%         25%           2%          51%          36%          39%
Amount of borrowings outstanding at end of
 period (000)(2)                                    N/A         N/A          N/A          N/A          N/A    $145,000
Average amount of borrowings outstanding
 during the period (000)(2)                         N/A         N/A          N/A          N/A     $ 57,041    $145,000
Average number of shares outstanding
 during the period (000)                            N/A         N/A          N/A          N/A       52,208      62,007
Average per-share amount of borrowings
 outstanding during the period (000)(2)             N/A         N/A          N/A          N/A     $   1.09    $   2.34
 ----------------------------------------------------------------------------------------------------------------------


(1)The financial highlights for the period from 9/1/95 to 8/3/98 are those of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc. --
   II. This predecessor fund was reorganized into the fund as of the close of business on 7/31/98. The financial highlights for periods prior to 9/1/95 are those of American Adjustable Rate Term Trust 1998. On 9/1/95, four closed-end funds, American Adjustable Rate Term Trusts 1996, 1997, 1998 and 1999 (BDJ, CDJ, DDJ and EDJ) were combined to create the Piper fund. DDJ was considered the surviving entity for financial reporting purposes. The per share historical information for periods prior to 9/1/95 has been restated to reflect the impact of additional shares created resulting from the difference in the net asset value per share of DDJ at the time of the merger ($8.71) and the initial net asset value per share of the Piper fund ($8.00).

(2)DDJ was a closed-end investment company and was permitted to enter into borrowings for other than temporary or emergency purposes.

(3)For the one month period ended September 30, 1996.

(4)Annualized.






26 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUND

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                    1998        1997       1996       1995       1994
 ---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  10.97     $10.77     $10.98     $10.37     $11.38
                                                               -------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.57       0.59       0.61       0.66       0.57
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.73       0.27      (0.11)      0.61      (0.89)
                                                               -------------------------------------------------------
 Total From Investment Operations                                   1.30       0.86       0.50       1.27      (0.32)
                                                               -------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.57)     (0.59)     (0.61)     (0.63)     (0.57)
 Distributions (from capital gains)                                (0.01)     (0.07)     (0.10)     (0.03)     (0.12)
                                                               -------------------------------------------------------
 Total Distributions                                               (0.58)     (0.66)     (0.71)     (0.66)     (0.69)
                                                               -------------------------------------------------------
Net Asset Value, End of Period                                  $  11.69     $10.97     $10.77     $10.98     $10.37
                                                               =======================================================
Total Return                                                       12.29%      8.26%      4.64%     12.78%     (2.92)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $205,237     $8,535     $8,332     $7,853     $8,028
Ratio of Expenses to Average Net Assets                             0.95%      0.95%      0.95%      0.86%      0.68%
Ratio of Net Income to Average Net Assets                           5.10%      5.44%      5.55%      6.14%      3.83%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.11%      1.13%      1.12%      1.19%      1.06%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            4.94%      5.26%      5.38%      5.81%      3.45%
Portfolio Turnover Rate                                              147%       130%       108%       106%       142%
 ---------------------------------------------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998        1997        1996        1995      1994(1)
 ----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 10.91     $ 10.72     $ 10.94     $10.35     $10.54
                                                               --------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.49        0.51        0.52       0.58       0.08
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.73        0.26       (0.11)      0.60      (0.17)
                                                               --------------------------------------------------------
 Total From Investment Operations                                  1.22        0.77        0.41       1.18      (0.09)
                                                               --------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.49)      (0.51)      (0.53)     (0.56)     (0.10)
 Distributions (from capital gains)                               (0.01)      (0.07)      (0.10)     (0.03)        --
                                                               --------------------------------------------------------
 Total Distributions                                              (0.50)      (0.58)      (0.63)     (0.59)     (0.10)
                                                               --------------------------------------------------------
Net Asset Value, End of Period                                  $ 11.63     $ 10.91     $ 10.72     $10.94     $10.35
                                                               ========================================================
Total Return                                                      11.54%       7.40%       3.93%     11.75%     (0.88)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $17,242     $15,253     $16,092     $7,280     $  115
Ratio of Expenses to Average Net Assets                            1.70%       1.70%       1.70%      1.70%      1.70%(2)
Ratio of Net Income to Average Net Assets                          4.35%       4.68%       4.81%      5.12%      4.89%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.86%       1.88%       1.87%      1.94%      1.92%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           4.19%       4.50%       4.64%      4.88%      4.67%(2)
Portfolio Turnover Rate                                             147%        130%        108%       106%       142%
 ----------------------------------------------------------------------------------------------------------------------

(1)Class B Shares have been offered since August 15, 1994.

(2)Annualized.






27 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


INTERMEDIATE GOVERNMENT BOND FUND

                                                                          FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998       1997       1996       1995       1994
 -------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 9.28     $ 9.19     $ 9.29     $ 8.98     $ 9.52
                                                               -----------------------------------------------------
Investment Operations:
 Net Investment Income                                            0.52       0.54       0.54       0.54       0.41
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  0.40       0.09      (0.10)      0.31      (0.51)
                                                               -----------------------------------------------------
 Total From Investment Operations                                 0.92       0.63       0.44       0.85      (0.10)
                                                               -----------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          (0.52)     (0.54)     (0.54)     (0.54)     (0.39)
 Distributions (from capital gains)                                 --         --         --         --      (0.05)
                                                               -----------------------------------------------------
 Total Distributions                                             (0.52)     (0.54)     (0.54)     (0.54)     (0.44)
                                                               -----------------------------------------------------
Net Asset Value, End of Period                                  $ 9.68     $ 9.28     $ 9.19     $ 9.29     $ 8.98
                                                               =====================================================
Total Return                                                     10.27%      7.06%      4.85%      9.82%     (1.13)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $4,573     $3,525     $3,320     $2,860     $1,977
Ratio of Expenses to Average Net Assets                           0.70%      0.70%      0.70%      0.70%      0.53%
Ratio of Net Income to Average Net Assets                         5.58%      5.88%      5.85%      6.10%      4.49%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.12%      1.12%      1.10%      1.22%      2.14%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          5.16%      5.46%      5.45%      5.58%      2.88%
Portfolio Turnover Rate                                             20%        22%        29%        17%        74%
 -------------------------------------------------------------------------------------------------------------------








28 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


INTERMEDIATE TERM INCOME FUND

                                                                          FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998        1997       1996       1995       1994
 --------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 10.00     $ 9.93     $ 9.94     $ 9.55     $10.22
                                                               ------------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.53       0.55       0.55       0.59       0.46
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.47       0.15         --       0.38      (0.56)
                                                               ------------------------------------------------------
 Total From Investment Operations                                  1.00       0.70       0.55       0.97      (0.10)
                                                               ------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.53)     (0.56)     (0.55)     (0.58)     (0.46)
 Distributions (from capital gains)                               (0.02)     (0.07)     (0.01)        --      (0.11)
                                                               ------------------------------------------------------
 Total Distributions                                              (0.55)     (0.63)     (0.56)     (0.58)     (0.57)
                                                               ------------------------------------------------------
Net Asset Value, End of Period                                  $ 10.45     $10.00     $ 9.93     $ 9.94     $ 9.55
                                                               ======================================================
Total Return                                                      10.35%      7.19%      5.63%     10.51%     (1.05)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $49,130     $2,484     $2,213     $2,437     $3,208
Ratio of Expenses to Average Net Assets                            0.70%      0.70%      0.70%      0.70%      0.69%
Ratio of Net Income to Average Net Assets                          5.22%      5.51%      5.43%      5.97%      2.48%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.11%      1.17%      1.13%      1.19%      1.24%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           4.81%      5.04%      5.00%      5.48%      1.93%
Portfolio Turnover Rate                                             166%       165%       161%        69%       177%
 --------------------------------------------------------------------------------------------------------------------






29 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


LIMITED TERM INCOME FUND

                                                                         FISCAL YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                                   1998       1997       1996       1995       1994
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 9.94     $ 9.91     $ 9.92     $ 9.85     $10.06
                                                               ----------------------------------------------------
Investment Operations:
 Net Investment Income                                            0.53       0.56       0.58       0.56       0.44
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  0.10       0.03      (0.01)      0.07      (0.22)
                                                               ----------------------------------------------------
 Total From Investment Operations                                 0.63       0.59       0.57       0.63       0.22
                                                               ----------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                          (0.53)     (0.56)     (0.58)     (0.56)     (0.43)
                                                               ----------------------------------------------------
 Total Distributions                                             (0.53)     (0.56)     (0.58)     (0.56)     (0.43)
                                                               ----------------------------------------------------
Net Asset Value, End of Period                                  $10.04     $ 9.94     $ 9.91     $ 9.92     $ 9.85
                                                               ====================================================
Total Return                                                      6.55%      6.09%      5.93%      6.57%      2.21%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $5,036     $7,152     $7,627     $9,977     $9,509
Ratio of Expenses to Average Net Assets                           0.60%      0.60%      0.60%      0.60%      0.60%
Ratio of Net Income to Average Net Assets                         5.33%      5.61%      5.80%      5.60%      4.17%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.12%      1.15%      1.09%      1.22%      1.23%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          4.81%      5.06%      5.31%      4.98%      3.54%
Portfolio Turnover Rate                                            112%       147%        61%       120%        48%
 ------------------------------------------------------------------------------------------------------------------








30 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


STRATEGIC INCOME FUND

                                                                PERIOD ENDED
                                                               SEPTEMBER 30,
CLASS A SHARES                                                    1998(1)
 ----------------------------------------------------------------------------

PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.00
                                                               --------------
Investment Operations:
 Net Investment Income                                               0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (0.75)
                                                               --------------
 Total From Investment Operations                                   (0.62)
                                                               --------------
Less Distributions:
 Dividends (from net investment income)                             (0.11)
                                                               --------------
 Total Distributions                                                (0.11)
                                                               --------------
Net Asset Value, End of Period                                    $  9.27
                                                               ==============
Total Return                                                        (6.17)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $40,270
Ratio of Expenses to Average Net Assets                              1.15%(2)
Ratio of Net Income to Average Net Assets                            8.19%(2)
Ratios of Expenses to Average Net Assets (excluding
waivers)                                                             1.30%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             8.04%(2)
Portfolio Turnover Rate                                                61%
 ----------------------------------------------------------------------------


                                                                PERIOD ENDED
                                                               SEPTEMBER 30,
CLASS B SHARES                                                    1998(1)
 ----------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $10.00
                                                               --------------
Investment Operations:
 Net Investment Income                                               0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (0.71)
                                                               --------------
 Total From Investment Operations                                   (0.62)
                                                               --------------
Less Distributions:
 Dividends (from net investment income)                             (0.11)
                                                               --------------
 Total Distributions                                                (0.11)
                                                               --------------
Net Asset Value, End of Period                                     $ 9.27
                                                               ==============
Total Return                                                        (6.19)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $  114
Ratio of Expenses to Average Net Assets                              1.90%(2)
Ratio of Net Income to Average Net Assets                            7.44%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          2.05%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             7.29%(2)
Portfolio Turnover Rate                                                61%
 ----------------------------------------------------------------------------

(1)The fund commenced operations on July 24, 1998.

(2)Annualized.







31 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-1001 (2/1999)R

FEBRUARY 1, 1999

BOND FUNDS

CLASS Y SHARES


Adjustable Rate Mortgage Securities Fund

Fixed Income Fund

Intermediate Government Bond Fund

Intermediate Term Income Fund

Limited Term Income Fund

Strategic Income Fund

                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Adjustable Rate Mortgage Securities Fund       2
   Fixed Income Fund                              4
   Intermediate Government Bond Fund              6
   Intermediate Term Income Fund                  8
   Limited Term Income Fund                      10
   Strategic Income Fund                         12
POLICIES & SERVICES
   Buying and Selling Shares                     14
   Managing Your Investment                      15
ADDITIONAL INFORMATION
   Management                                    16
   More About The Funds                          18
   Financial Highlights                          21
FOR MORE INFORMATION                     Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds. (Because of its limited history of operations, performance information is not provided for Strategic Income Fund.)


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
ADJUSTABLE RATE MORTGAGE SECURITIES FUND

-----------------------------------------------------------------------------
OBJECTIVE
Adjustable Rate Mortgage Securities Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Adjustable Rate Mortgage Securities Fund invests primarily (at least 65% of its total assets) in adjustable rate mortgage securities (ARMS). ARMS have interest rates that reset periodically in response to changes in the current interest rate environment.

The fund may also invest in other debt securities, including:

o fixed-rate mortgage-backed securities;

o U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

o asset-backed securities; and

o corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain an average effective duration for its portfolio securities of zero to four years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

Because class Y shares have not been offered for a full calendar year, information in the chart and the table is for the fund's class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class Y shares will have higher returns because their expenses are lower.


2 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
ADJUSTABLE RATE MORTGAGE SECURITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1993          8.10%
1994         -6.56%
1995         10.53%
1996          6.76%
1997          6.31%
1998          4.80%
                                                       BEST QUARTER:
                                                       Quarter ending: 3/31/95
                                                       Total return      4.48%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/94
                                                       Total Return     -3.29%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                 Since
AS OF 12/31/98(1)                                Date    One Year   Five Years    Inception
-------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities Fund
(Class A)(2)                                  1/30/92       4.80%        4.20%        4.96%
-------------------------------------------------------------------------------------------
Lehman Adjustable Rate Mortgage Index(3)                    5.27%        6.12%        6.02%
-------------------------------------------------------------------------------------------

(1)Performance from 9/1/95 to 7/31/98 is that of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc. -- II. Performance prior to 9/1/95 is that of American Adjustable Rate Term Trust Inc. -- 1998, a closed-end investment company.

(2)Class A share returns do not reflect the 2.50% front-end sales charge normally imposed on those shares. Class Y shares have no sales charges.

(3)An unmanaged index of U.S. agency adjustable rate mortgage securities. The since inception performance of the index is calculated from 1/31/92.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.29%
  TOTAL                                                             0.99%
-----------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.65%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                                $  101
3 years                                                               $  315
5 years                                                               $  547
10 years                                                              $1,213


3 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
FIXED INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;

o mortgage- and asset-backed securities; and

o fixed and floating rate corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About the Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
FIXED INCOME FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         17.29%
1996          3.46%
1997          8.85%
1998          8.93%
                                                      BEST QUARTER:
                                                      Quarter ending: 6/30/95
                                                      Total return      6.13%

                                                      WORST QUARTER:
                                                      Quarter ending: 3/31/96
                                                      Total Return     -1.63%

AVERAGE ANNUAL TOTAL RETURNS              Inception                    Since
AS OF 12/31/98                                 Date     One Year    Inception
-----------------------------------------------------------------------------
Fixed Income Fund                            2/4/94        8.93%        7.05%
-----------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(1)                            9.47%        7.23%
-----------------------------------------------------------------------------

(1)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses before any waivers during the fiscal year ended September 30, 1998.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.16%
  TOTAL                                                             0.86%
-----------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   88
3 years                                                            $  274
5 years                                                            $  477
10 years                                                           $1,061


5 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE GOVERNMENT BOND FUND

-----------------------------------------------------------------------------
OBJECTIVE
Intermediate Government Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

o Farm Credit System Financial Assistance Corporation;

o Federal Home Loan Banks System;

o Student Loan Marketing Association; and

o Tennessee Valley Authority.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, the managers determine the allocation of assets between Treasury and agency or instrumentality securities. Finally, fund managers select individual Treasury, agency or instrumentality securities.

The fund's investments in Treasury, agency and instrumentality securities may include zero coupon securities, adjustable rate securities and U.S. Treasury inflation-indexed securities.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of one to five years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         13.56%
1996          3.82%
1997          6.94%
1998          8.09%
                                                      BEST QUARTER:
                                                      Quarter ending: 9/30/98
                                                      Total return      4.73%

                                                      WORST QUARTER:
                                                      Quarter ending: 3/31/96
                                                      Total Return     -0.50%

AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/98                                 Date    One Year     Inception
-----------------------------------------------------------------------------
Intermediate Government Bond Fund            2/4/94       8.09%         6.07%
-----------------------------------------------------------------------------
Lehman Intermediate U.S. Government
Bond Index(1)                                             8.47%         6.46%
-----------------------------------------------------------------------------
(1)An unmanaged index of Treasury securities and other securities issued by the U.S. government or its agencies or instrumentalities, in each case with maturities of one to 10 years. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.17%
  TOTAL                                                             0.87%
-----------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   89
3 years                                                            $  278
5 years                                                            $  482
10 years                                                           $1,073


7 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TERM INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Intermediate Term Income Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Term Income Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;

o mortgage- and asset-backed securities; and

o fixed and floating rate corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of two to six years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


8 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TERM INCOME FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         14.62%
1996          4.22%
1997          7.01%
1998          8.20%
                                                      BEST QUARTER:
                                                      Quarter ending: 6/30/95
                                                      Total return      4.71%

                                                      WORST QUARTER:
                                                      Quarter ending: 3/31/96
                                                      Total Return     -0.39%

AVERAGE ANNUAL TOTAL RETURNS               Inception                    Since
AS OF 12/31/98                                  Date    One Year    Inception
-----------------------------------------------------------------------------
Intermediate Term Income Fund                 2/4/94       8.20%        6.47%
-----------------------------------------------------------------------------
Lehman Intermediate Gov't/Corp
 Bond Index(1)                                             8.42%        6.58%
-----------------------------------------------------------------------------
(1)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities, in each case with maturities of one to 10 years. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM CONTINGENT DEFERRED SALES CHARGE (LOAD)                    None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.16%
  TOTAL                                                             0.86%
-----------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   88
3 years                                                            $  274
5 years                                                            $  477
10 years                                                           $1,061


9 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
LIMITED TERM INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Limited Term Income Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Limited Term Income Fund invests in investment grade debt securities, such as:

o mortgage- and asset-backed securities;

o fixed and floating rate corporate debt obligations;

o U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

o commercial paper.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity and an average effective duration for its portfolio securities of six months to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained on page 23 under "More About The Funds -- Investment Strategies."

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. In addition, the fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


10 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
LIMITED TERM INCOME FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995          8.23%
1996          5.60%
1997          5.93%
1998          6.08%
                                                    BEST QUARTER:
                                                    Quarter ending:  6/30/95
                                                    Total return       2.47%

                                                    WORST QUARTER:
                                                    Quarter ending: 12/31/98
                                                    Total Return       0.92%

AVERAGE ANNUAL TOTAL RETURNS           Inception                        Since
AS OF 12/31/98                              Date      One Year      Inception
-----------------------------------------------------------------------------
Limited Term Income Fund                  2/4/94         6.08%          5.56%
-----------------------------------------------------------------------------
Merrill Lynch 1-Year Treasury
 Index(1)                                                5.89%          5.64%
-----------------------------------------------------------------------------
(1)An unmanaged index of one-year constant maturity Treasury bills. The since inception performance of the index is calculated from 2/28/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.17%
  TOTAL                                                             0.87%
-----------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $   89
3 years                                                            $  278
5 years                                                            $  482
10 years                                                           $1,073


11 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
STRATEGIC INCOME FUND

-----------------------------------------------------------------------------
OBJECTIVE
Strategic Income Fund's objective is to provide investors with a high level of current income.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers;

o high-yield (non-investment grade) debt obligations issued by domestic issuers and U.S. dollar denominated high-yield debt obligations issued by foreign issuers; and

o investment grade and non-U.S. dollar denominated high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest. In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES
A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

RISKS OF FOREIGN SECURITIES
Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

RISKS OF EMERGING MARKETS
The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE-BACKED SECURITIES
Falling interest rates could cause faster than expected prepayments of the mortgages underlying mortgage- backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the mortgages to decrease, extending the life of mortgage-backed securities with lower interest rates.


12 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FUND SUMMARIES
STRATEGIC INCOME FUND (CONTINUED)

RISKS OF COMMON STOCKS
The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

-----------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses(1)                                                 0.35%
  TOTAL(2)                                                          1.05%
-----------------------------------------------------------------------------
(1)Other expenses are based on estimated amounts for the current fiscal year.

(2)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year                                                             $  107
3 years                                                            $  334
5 years                                                            $  579
10 years                                                           $1,283


13 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Strategic Income Fund may hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of Strategic Income Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchange will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


14 PROSPECTUS - FIRST AMERICAN BOND FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

Strategic Income Fund may realize foreign currency losses that will reduce the amount of ordinary income that the fund has available to distribute to shareholders. As a result, some of the distributions made by the fund may be characterized as a return of capital rather than as taxable dividends. Strategic Income Fund will report to shareholders after the close of the calendar year the portion of distributions made during the year that constituted a return of capital and the portion that constituted taxable dividends.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income are taxable as ordinary income. Distributions of a fund's net capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


15 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                               ADVISORY FEE
                                  AS A % OF
                              AVERAGE DAILY
                                 NET ASSETS
-------------------------------------------

Adjustable Rate Mortgage
 Securities Fund*                     0.35%
Fixed Income Fund                     0.54%
Intermediate Government
 Bond Fund                            0.53%
Intermediate Term
 Income Fund                          0.54%
Limited Term Income Fund              0.43%
Strategic Income Fund**               0.70%
-------------------------------------------

(*)Prior to July 31, 1998, the fund's predecessor, Piper Adjustable Rate
   Mortgage Securities Fund, was a party to an investment advisory agreement with Piper Capital Management Incorporated (PCM) under which PCM was paid an investment advisory fee equal to 0.35% of the fund's average daily net assets.

(**)Strategic Income Fund has not operated for a full fiscal year. The contractual fee rate is shown in the table.

SUB-ADVISORS
Federated Investment Counseling
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Federated Global Research Corp.
175 Water Street
New York, New York 10038-4964

The above mentioned subsidiaries of Federated Investors are sub-advisors to Strategic Income Fund. The sub-advisors have been retained by the fund's investment advisor and are paid a portion of the advisory fee.

Federated Investment Counseling manages Strategic Income Fund's investments in domestic high-yield debt obligations and U.S. dollar denominated foreign corporate debt obligations. Federated Global Research Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. First American Asset Management manages the fund's investments in U.S. government and investment grade domestic debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

The sub-advisors and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


16 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT (CONTINUED)

Brokerage Transactions. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management or, in the case of Strategic Income Fund, one of the sub-advisors.


17 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

INVESTMENT APPROACH
For funds other than Strategic Income Fund, fund managers generally employ a "top-down" approach in selecting securities for the funds. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the funds. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

For Strategic Income Fund, the advisor is responsible for allocating the fund's portfolio among the three categories of securities in which the fund invests, as discussed above in the "Fund Summaries" section. After making this allocation, the advisor uses the top-down approach discussed above to select the fund's investments in U.S. government and investment grade domestic debt obligations. The fund's sub-advisors select the fund's high-yield and foreign security investments. In selecting domestic high-yield securities, Federated Investment Counseling focuses on individual security selection, analyzing the business, competitive position and financial condition of each issuer to assess whether the security's risk is commensurate with its potential return. With regard to the fund's investments in foreign securities, Federated Global Research Corp. (Federated Global) looks primarily for securities offering higher interest rates. Federated Global attempts to manage the risks of these securities by investing the foreign security portion of the fund's portfolio in a large number of securities from a wide range of foreign countries, and by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

EFFECTIVE DURATION
Each fund, other than Strategic Income Fund, attempts to maintain the effective duration of its portfolio securities within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate (except for Strategic Income Fund, which just began operations).

-----------------------------------------------------------------------------
RISKS
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

INTEREST RATE RISK
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio


18 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Each fund other than Strategic Income Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

CALL RISK
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK
Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS
In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisors, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own


19 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

-----------------------------------------------------------------------------
ADDITIONAL RISKS OF STRATEGIC INCOME FUND

RISKS OF FOREIGN INVESTING
Foreign investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. Foreign investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS
Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF HIGH YIELD SECURITIES
A significant portion of Strategic Income Fund's portfolio may consist of lower-rated corporate debt obligations, which are commonly referred to as "high yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK
Trading opportunities are more limited for debt securities that have received ratings below investment grade or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, Strategic Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISK
A substantial part of Strategic Income Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with similar characteristics. As a result, the fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.


20 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick, LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

ADJUSTABLE RATE MORTGAGE SECURITIES FUND

                                                                   FISCAL
                                                                PERIOD ENDED
                                                               SEPTEMBER 30,
                                                                  1998(1)
-----------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $ 8.13
                                                               --------------
Investment Operations:
 Net Investment Income                                               0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     0.02
                                                               --------------
 Total From Investment Operations                                    0.08
                                                               --------------
Less Distributions:
 Dividends (from net investment income)                             (0.05)
                                                               --------------
 Total Distributions                                                (0.05)
                                                               --------------
Net Asset Value, End of Period                                     $ 8.16
                                                               ==============
Total Return                                                         1.04%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $    1
Ratio of Expenses to Average Net Assets                              0.65%(2)
Ratio of Net Income to Average Net Assets                            5.33%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.99%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             4.99%(2)
Portfolio Turnover Rate (excluding short-term securities)              14%
-----------------------------------------------------------------------------

(1)Class Y shares have been offered since July 31, 1998.

(2)Annualized.

21 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUND

                                                                                     FISCAL YEAR ENDED SEPTEMBER 30,
                                                                   1998          1997         1996         1995       1994(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $    10.96     $  10.76     $  10.97     $  10.37     $ 11.11
                                                               ---------------------------------------------------------------
Investment Operations:
 Net Investment Income                                                0.60         0.62         0.63         0.66        0.38
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      0.74         0.27        (0.11)        0.62       (0.74)
                                                               ---------------------------------------------------------------
 Total From Investment Operations                                     1.34         0.89         0.52         1.28       (0.36)
                                                               ---------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                              (0.60)       (0.62)       (0.63)       (0.65)      (0.38)
 Distributions (from capital gains)                                  (0.01)       (0.07)       (0.10)       (0.03)         --
                                                               ---------------------------------------------------------------
 Total Distributions                                                 (0.61)       (0.69)       (0.73)       (0.68)      (0.38)
                                                               ---------------------------------------------------------------
Net Asset Value, End of Period                                  $    11.69     $  10.96     $  10.76     $  10.97     $ 10.37
                                                               ===============================================================
Total Return                                                         12.66%        8.54%        4.90%       12.86%      (3.23)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $1,210,661     $705,719     $391,211     $289,816     $90,187
Ratio of Expenses to Average Net Assets                               0.70%        0.70%        0.70%        0.70%       0.61%(2)

Ratio of Net Income to Average Net Assets                             5.35%        5.71%        5.81%        6.28%       5.53%(2)

Ratio of Expenses to Average Net Assets (excluding waivers)           0.86%        0.88%        0.87%        0.94%       0.92%(2)

Ratio of Net Income to Average Net Assets (excluding
waivers)                                                              5.19%        5.53%        5.64%        6.04%       5.22%(2)

Portfolio Turnover Rate                                                147%         130%         108%         106%        142%
------------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


INTERMEDIATE GOVERNMENT BOND FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997         1996         1995       1994(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   9.27     $   9.18     $   9.29     $   8.98     $  9.41
                                                               -------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.52         0.54         0.54         0.54        0.27
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.39         0.09        (0.11)        0.31       (0.43)
                                                               -------------------------------------------------------------
 Total From Investment Operations                                   0.91         0.63         0.43         0.85       (0.16)
                                                               -------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.52)       (0.54)       (0.54)       (0.54)      (0.27)
                                                               -------------------------------------------------------------
 Total Distributions                                               (0.52)       (0.54)       (0.54)       (0.54)      (0.27)
                                                               -------------------------------------------------------------
Net Asset Value, End of Period                                  $   9.66     $   9.27     $   9.18     $   9.29     $  8.98
                                                               =============================================================
Total Return                                                       10.17%        7.07%        4.74%        9.82%      (1.66)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $235,959     $181,889     $140,230     $100,168     $27,776
Ratio of Expenses to Average Net Assets                             0.70%        0.70%        0.70%        0.70%       0.36%(2)
Ratio of Net Income to Average Net Assets                           5.58%        5.88%        5.85%        6.13%       5.32%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.87%        0.87%        0.85%        0.97%       1.45%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            5.41%        5.71%        5.70%        5.86%       4.23%(2)
Portfolio Turnover Rate                                               20%          22%          29%          17%         74%
----------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


22 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

INTERMEDIATE TERM INCOME FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997        1996        1995       1994(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   9.98     $   9.93     $  9.94     $  9.55     $ 10.01
                                                               -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.53         0.55        0.55        0.58        0.31
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.46         0.13          --        0.39       (0.46)
                                                               -----------------------------------------------------------
 Total From Investment Operations                                   0.99         0.68        0.55        0.97       (0.15)
                                                               -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.53)       (0.56)      (0.55)      (0.58)      (0.31)
 Distributions (from capital gains)                                (0.02)       (0.07)      (0.01)         --          --
                                                               -----------------------------------------------------------
 Total Distributions                                               (0.55)       (0.63)      (0.56)      (0.58)      (0.31)
                                                               -----------------------------------------------------------
Net Asset Value, End of Period                                  $  10.42     $   9.98     $  9.93     $  9.94     $  9.55
                                                               ===========================================================
Total Return                                                       10.27%        6.98%       5.63%      10.51%      (1.48)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $430,672     $324,250     $98,702     $88,375     $68,445
Ratio of Expenses to Average Net Assets                             0.70%        0.70%       0.70%       0.70%       0.58%(2)
Ratio of Net Income to Average Net Assets                           5.24%        5.51%       5.45%       5.94%       4.81%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.86%        0.92%       0.88%       0.94%       1.07%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            5.08%        5.29%       5.27%       5.70%       4.32%(2)
Portfolio Turnover Rate                                              166%         165%        161%         69%        177%
--------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.

LIMITED TERM INCOME FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997        1996         1995       1994(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   9.94     $   9.91     $  9.92     $   9.85     $ 10.02
                                                               ------------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.53         0.56        0.58         0.56        0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.10         0.03       (0.01)        0.07       (0.17)
                                                               ------------------------------------------------------------
 Total From Investment Operations                                   0.63         0.59        0.57         0.63        0.12
                                                               ------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.53)       (0.56)      (0.58)       (0.56)      (0.29)
                                                               ------------------------------------------------------------
 Total Distributions                                               (0.53)       (0.56)      (0.58)       (0.56)      (0.29)
                                                               ------------------------------------------------------------
Net Asset Value, End of Period                                  $  10.04     $   9.94     $  9.91     $   9.92     $  9.85
                                                               ============================================================
Total Return                                                        6.55%        6.09%       5.93%        6.57%       1.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $173,136     $184,368     $93,588     $111,439     $70,266
Ratio of Expenses to Average Net Assets                             0.60%        0.60%       0.60%        0.60%       0.60%(2)
Ratio of Net Income to Average Net Assets                           5.33%        5.60%       5.80%        5.67%       4.40%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.87%        0.90%       0.84%        0.97%       1.03%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            5.06%        5.30%       5.56%        5.30%       3.97%(2)
Portfolio Turnover Rate                                              112%         147%         61%         120%         48%
---------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


23 PROSPECTUS - FIRST AMERICAN BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

STRATEGIC INCOME FUND

                                                                PERIOD ENDED
                                                               SEPTEMBER 30,
                                                                  1998(1)
-----------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.00
                                                               --------------
Investment Operations:
 Net Investment Income                                               0.14
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (0.75)
                                                               --------------
 Total From Investment Operations                                   (0.61)
                                                               --------------
Less Distributions:
 Dividends (from net investment income)                             (0.12)
                                                               --------------
 Total Distributions                                                (0.12)
                                                               --------------
Net Asset Value, End of Period                                    $  9.27
                                                               ==============
Total Return                                                        (6.13)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    54,491
Ratio of Expenses to Average Net Assets                              0.90%(2)
Ratio of Net Income to Average Net Assets                            8.44%(2)
Ratios of Expenses to Average Net Assets (excluding
waivers)                                                             1.05%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             8.29%(2)
Portfolio Turnover Rate                                                61%
 ----------------------------------------------------------------------------

(1)Class Y shares have been offered since July 24, 1998.

(2)Annualized.


24 PROSPECTUS - FIRST AMERICAN BOND FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309


FAIF-1501 (2/1999)Y

FEBRUARY 1, 1999

TAX FREE BOND FUNDS
CLASS A AND CLASS C SHARES


California Intermediate Tax Free Fund

Colorado Intermediate Tax Free Fund

Intermediate Tax Free Fund

Minnesota Intermediate Tax Free Fund

Minnesota Tax Free Fund

Oregon Intermediate Tax Free Fund

Tax Free Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   California Intermediate Tax Free
   Fund                                   2
   Colorado Intermediate Tax Free
   Fund                                   4
   Intermediate Tax Free Fund             6
   Minnesota Intermediate Tax Fee
   Fund                                   8
   Minnesota Tax Free Fund               10
   Oregon Intermediate Tax Free Fund     12
   Tax Free Fund                         14
POLICIES & SERVICES
   Buying Shares                         16
   Selling Shares                        19
   Managing Your Investment              20
ADDITIONAL INFORMATION
   Management                            22
   More About The Funds                  23
   Financial Highlights                  25
FOR MORE INFORMATION             Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Tax Free Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.




1 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
CALIFORNIA INTERMEDIATE TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from California income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




2 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1993          8.88%
1994         -3.04%
1995         12.50%
1996          4.34%
1997          6.75%
1998          5.82%
                                                     BEST QUARTER:
                                                     Quarter ending:    3/31/95
                                                     Total return          5.11%
                                                     WORST QUARTER:
                                                     Quarter ending:    3/31/94
                                                     Total Return         -3.44%


AVERAGE ANNUAL TOTAL RETURNS                  Inception                                Since
AS OF 12/31/98(1)                                 Date   One Year   Five Years     Inception
--------------------------------------------------------------------------------------------
California Intermediate Tax Free Fund          5/31/92       3.17%        4.62%         5.63%
--------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)               6.36%        5.83%         7.14%
--------------------------------------------------------------------------------------------


(1)Performance prior to 8/8/97 is that of the fund's predecessor common trust funds, adjusted to reflect the fund's class A share fees and expenses. The common trust funds were not registered under the Investment Company Act and therefore were not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years.The since inception performance for the index is calculated from 5/31/92.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.26%
  TOTAL                                                              1.21%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  370
3 years       $  624
5 years       $  898
10 years      $1,679





3 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
COLORADO INTERMEDIATE TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from Colorado income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




4 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
COLORADO INTERMEDIATE TAX FREE FUND (CONINTUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         12.33%
1996          3.86%
1997          7.07%
1998          5.44%

                                                    BEST QUARTER:
                                                    Quarter ending:      3/31/95
                                                    Total return         5.18%
                                                    WORST QUARTER:
                                                    Quarter ending:      3/31/96
                                                    Total Return         -0.36%


AVERAGE ANNUAL TOTAL RETURNS                 Inception                   Since
AS OF 12/31/98                                    Date   One Year    Inception
-----------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund             4/4/94       2.85%        6.03%
-----------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)               6.36%        7.28%
-----------------------------------------------------------------------------

(1)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years.The since inception performance for the index is calculated from 4/30/94.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.22%
  TOTAL                                                              1.17%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  366
3 years       $  612
5 years       $  878
10 years      $1,635




5 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

6 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TAX FREE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989          6.19%
1990          5.54%
1991          8.44%
1992          6.49%
1993          8.20%
1994         -2.95%
1995         12.89%
1996          3.72%
1997          6.79%
1998          5.38%

                                                   BEST QUARTER:
                                                   Quarter ending:      3/31/95
                                                   Total return            5.10%
                                                   WORST QUARTER:
                                                   Quarter ending:      3/31/94
                                                   Total Return           -4.10%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98                       One Year    Five Years      Ten Years
-----------------------------------------------------------------------------
Intermediate Tax Free Fund             2.74%        4.51%         5.73%
-----------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index(1)   6.36%        5.83%         7.59%
-----------------------------------------------------------------------------

(1)An unmanaged index comprised of fixed rate, investment grade, general obligation tax-exempt bonds with maturities between six and eight years.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.16%
  TOTAL                                                              1.11%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  360
3 years       $  594
5 years       $  846
10 years      $1,568






7 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA INTERMEDIATE TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to federal and state of Minnesota alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.




8 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         12.67%
1996          3.82%
1997          6.74%
1998          5.34%
                                                  BEST QUARTER:
                                                  Quarter Ending        3/31/95
                                                  Total return             5.30%
                                                  WORST QUARTER:
                                                  Quarter ending:       3/31/96
                                                  Total Return            -0.27%


AVERAGE ANNUAL TOTAL RETURNS                  Inception                   Since
AS OF 12/31/98                                     Date   One Year    Inception
-----------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund            2/25/94       2.71%        4.69%
-----------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                6.36%        5.81%
-----------------------------------------------------------------------------

(1)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.


-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.16%
  TOTAL                                                              1.11%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  360
3 years       $  594
5 years       $  846
10 years      $1,568





9 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to federal and state of Minnesota alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interest in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 15 to 25 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.


10 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA TAX FREE FUND (CONTINUED)

----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPHS]

1989         10.17%
1990          6.40%
1991         10.97%
1992          8.14%
1993         11.97%
1994         -5.47%
1995         19.37%
1996          2.73%
1997          8.77%
1998          6.40%
                                                  BEST QUARTER:
                                                  Quarter ending:       3/31/95
                                                  Total return             7.83%
                                                  WORST QUARTER:
                                                  Quarter ending:       3/31/94
                                                  Total Return            -4.94%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                      One Year   Five Years     Ten Years
-----------------------------------------------------------------------------
Minnesota Tax Free Fund (Class A)          3.73%        5.51%         7.50%
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)    6.48%        6.23%         8.22%
-----------------------------------------------------------------------------

(1)Performance prior to 7/31/98 represents that of Minnesota Tax-Exempt Fund, a series of Piper Funds Inc.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A share expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------------
SHAREHOLDER FEES                                              Class A    Class C
  ------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      2.50%(2)   1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%
  Other Expenses                                                0.12%      0.12%
  TOTAL                                                         1.07%      1.82%
  ------------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.70%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS C         CLASS C
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
               CLASS A      each period     each period
 ------------------------------------------------------
1 year         $  356        $  383          $  283
3 years        $  582        $  667          $  667
5 years        $  825        $1,075          $1,075
10 years       $1,523        $2,216          $2,216





11 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
OREGON INTERMEDIATE TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from Oregon income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Oregon and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Information in the bar chart and the table is for the fund's class Y shares, which are offered through another prospectus. The fund just began to offer class A shares. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class A share returns will be lower because these shares have higher expenses.

Both the chart and the table assume that all distributions have been reinvested.




12 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1989          8.49%
1990          7.63%
1991          9.89%
1992          7.19%
1993          8.96%
1994         -2.66%
1995         11.27%
1996          3.31%
1997          7.06%
1998          5.36%

                                                BEST QUARTER
                                                Quarter ending:         6/30/89
                                                Total return               4.64%
                                                WORST QUARTER:
                                                Quarter ending:         3/31/94
                                                Total Return              -3.41%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                               One Year  Five Years  Ten Years
-----------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund (Class Y)(2)      2.71%       4.24%      6.31%
-----------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(3)      6.36%       5.83%      7.59%
-----------------------------------------------------------------------------

(1)Performance prior to 8/8/97 is that of the fund's predecessor common trust fund, adjusted to reflect the fund's class Y share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)Class Y share returns have been adjusted to reflect the 2.50% front-end sales charge imposed on class A shares. Class Y shares have no sales charges.

(3)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years.

-----------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                    Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)(2)
  AS A % OF OFFERING PRICE                                           2.50%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.70%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.17%
  TOTAL                                                              1.12%
  --------------------------------------------------------------------------

(1)Operating expenses are based on class Y share expenses, but reflect the higher distribution and service fees for class A shares. Actual management fees for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. Taking these waivers into account, management fees were 0.53% for the fiscal year ended September 30, 1998, which would result in class A share total operating expenses of 0.95%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12B-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70% FOR THE CLASS A SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 --------------------
1 year        $  361
3 years       $  597
5 years       $  851
10 years      $1,579







13 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
TAX FREE FUND

-----------------------------------------------------------------------------
OBJECTIVE
Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 15 to 25 years under normal market conditions.

-----------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC CONDITIONS
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

-----------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares.

Both the chart and the table assume that all distributions have been reinvested.





14 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
TAX FREE FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1989          8.77%
1990          7.24%
1991         12.03%
1992          8.58%
1993         14.55%
1994         -8.46%
1995         18.54%
1996          3.45%
1997          9.04%
1998          5.93%

                                                       BEST QUARTER:
                                                       Quarter ending:  3/31/95
                                                       Total return        7.99%
                                                       WORST QUARTER:
                                                       Quarter ending:  3/31/94
                                                       Total Return       -7.65%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                      One Year   Five Years     Ten Years
-----------------------------------------------------------------------------
Tax Free Fund (Class A)                    3.28%        4.81%         7.46%
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)    6.48%        6.23%         8.22%
-----------------------------------------------------------------------------

(1)Performance prior to 7/31/98 represents that of National Tax-Exempt Fund, a series of Piper Funds Inc.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more.

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FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A share expenses during the fiscal year ended September 30, 1998.(1)

 -------------------------------------------------------------------------------
SHAREHOLDER FEES                                               Class A   Class C
  ------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)
  AS A % OF OFFERING PRICE                                      2.50%(2)   1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS                                   0.00%(3)   1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------------
  Management Fees                                               0.70%      0.70%
  Distribution and Service (12b-1) Fees                         0.25%      1.00%
  Other Expenses                                                0.21%      0.21%
  TOTAL                                                         1.16%      1.91%
  ------------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.70%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS C         CLASS C
                               assuming     assuming no
                             redemption      redemption
                              at end of       at end of
               CLASS A      each period     each period
 ------------------------------------------------------
1 year          $  365           $  392          $  292
3 years         $  609           $  694          $  694
5 years         $  872           $1,121          $1,121
10 years        $1,624           $2,310          $2,310






15 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

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CHOOSING A SHARE CLASS
All funds in this prospectus offer class A shares. Minnesota Tax Free Fund and Tax Free Fund also offer class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES
If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

o a front-end sales charge, described below.

o lower annual expenses than class C shares. See "Fund Summaries" for more information on fees and expenses.

Because class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for class C shares for $1 million or more normally will be treated as orders for class A shares.

o orders for class C shares by an investor eligible to purchase class A shares without a front-end sales charge normally will be treated as orders for class A shares.

CLASS C SHARES
Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased class A shares. However, class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

FOR                  12b-1 FEES ARE EQUAL TO:
 ----------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A share average daily net assets and 0.15% of a fund class C share average daily net assets attributable to shares sold through such institutions. However, if an institution sells class A shares at net asset value and receives a commission on that sale, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.50% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

The distributor is currently waiving all of its class A share 12b-1 fee for each fund other than Minnesota Tax Free Fund and Tax Free Fund. Therefore, the distributor will not pay institutions the annual fee referred to above in connection with their sales of class A shares of those funds.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.







16 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

                             SALES CHARGE
                                                         MAXIMUM
                                                     REALLOWANCE
                         AS A % OF     AS A % OF       AS A % OF
                          OFFERING     NET ASSET        PURCHASE
                             PRICE         VALUE           PRICE
 ---------------------------------------------------------------
Less than $50,000            2.50%         2.56%           2.25%
$50,000 - $99,999            2.00%         2.04%           1.75%
$100,000 - $249,999          1.50%         1.52%           1.25%
$250,000 - $499,999          1.00%         1.01%           0.75%
$500,000 - $999,999          0.75%         0.76%           0.50%
$1 million and over          0.00%         0.00%           0.00%

REDUCING YOUR SALES CHARGE
As shown in the preceding tables, larger purchases of class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of class A shares by certain other accounts also will be combined to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your broker or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. (See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on class A share purchases of $1 million or more. However, your broker or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. The funds' distributor receives any CDSC imposed when you sell your class A shares The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for class A shares will be waived for (i) redemptions following the death or disability of a shareholder and (ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

CLASS C SHARES
Your purchase price for class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your broker or participating institution. The distributor receives any CDSC imposed when you sell your class C shares.





17 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)


The CDSC for class C shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2 .

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day the New York Stock Exchange is open. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more automatically withdrawn from your checking account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your broker or financial institution or by calling 1-800-637-2548.





18 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your broker or financial institution time to process your request and transmit it to the fund. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

-----------------------------------------------------------------------------
REINVESTING AFTER A SALE
If you sell class A shares, you may reinvest in class A shares of that fund or another First American fund within 180 days without a sales charge.

ACCOUNTS WITH LOW BALANCES

Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.





19 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your class A shares for class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares of one of the funds for class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your class C shares for class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.




20 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES AND SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's and Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of a fund's net capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

CALIFORNIA INCOME TAXATION
California Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions.

COLORADO INCOME TAXATION
Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of Colorado's alternative minimum tax.

MINNESOTA INCOME TAXATION
Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund intend to comply with certain state tax requirements so that dividends they pay that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by each fund must be derived from interest income on Minnesota municipal securities. A portion of each fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

OREGON INCOME TAXATION
Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.





21 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                 ADVISORY FEE
                                    AS A % OF
                                AVERAGE DAILY
                                   NET ASSETS
 --------------------------------------------
California Intermediate
 Tax Free Fund                          0.44%
Colorado Intermediate
 Tax Free Fund                          0.48%
Intermediate Tax Free Fund              0.54%
Minnesota Intermediate
 Tax Free Fund                          0.54%
Minnesota Tax Free Fund*                0.49%
Oregon Intermediate
 Tax Free Fund                          0.53%
Tax Free Fund*                          0.46%
 ---------------------------------------------

*Prior to July 31, 1998, the funds' predecessors, Piper Minnesota Tax-Exempt
 Fund and Piper Tax-Exempt Fund, were parties to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement PCM was paid an investment advisory fee equal to 0.50% of the fund's first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.





22 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
OBJECTIVES
The Funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

INVESTMENT APPROACH
In selecting securities for the funds, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. In the case of Intermediate Tax Free Fund and Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.

MUNICIPAL SECURITIES
Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The funds may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. Each fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations" below.

Up to 10% of each fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities may be highly volatile as interest rates rise or fall. See "Risks -- Risks of Inverse Floating Rate Securities" below.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

-----------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

INTEREST RATE RISK
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities" below.

INCOME RISK
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

CREDIT RISK
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.




23 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

CALL RISK
Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

POLITICAL AND ECONOMIC RISK
The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF INVERSE FLOATING RATE SECURITIES.
Each fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisors, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues.This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.





24 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A shares of the funds. Oregon Intermediate Tax Free Fund just commenced offering class A shares and Minnesota Tax Free Fund and Tax Free Fund just commenced offering class C shares. Therefore, no information is presented for those shares. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

CALIFORNIA INTERMEDIATE TAX FREE FUND

                                                                FISCAL YEAR ENDED
                                                                  SEPTEMBER 30,
                                                                 1998     1997(1)
 ---------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $10.04     $10.00
                                                                ------------------
Investment Operations:
 Net Investment Income                                            0.43       0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  0.33       0.04
                                                                ------------------
 Total From Investment Operations                                 0.76       0.10
                                                                ------------------
Less Distributions:
 Dividends (from net investment income)                          (0.43)     (0.06)
 Distributions (from capital gains)                                 --         --
                                                                ------------------
 Total Distributions                                             (0.43)     (0.06)
                                                                ------------------
Net Asset Value, End of Period                                  $10.37     $10.04
                                                                ==================
Total Return                                                      7.80%      1.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $   82     $    1
Ratio of Expenses to Average Net Assets                           0.70%      0.69%(2)
Ratio of Net Income to Average Net Assets                         4.22%      4.48%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)       1.21%      1.36%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          3.71%      3.81%(2)
Portfolio Turnover Rate                                             22%         3%
 ---------------------------------------------------------------------------------

(1)The fund commenced operations on August 8, 1997.

(2)Annualized.






25 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

COLORADO INTERMEDIATE TAX FREE FUND

                                                                          FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998       1997       1996       1995     1994(1)
 -------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.61     $10.42     $10.51     $10.15     $10.00
                                                                ----------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.47       0.48       0.49       0.49       0.21
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.30       0.24      (0.04)      0.36       0.16
                                                                ----------------------------------------------------
 Total From Investment Operations                                  0.77       0.72       0.45       0.85       0.37
                                                                ----------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.47)     (0.48)     (0.49)     (0.49)     (0.22)
 Distributions (from capital gains)                               (0.02)     (0.05)     (0.05)        --         --
                                                                ----------------------------------------------------
 Total Distributions                                              (0.49)     (0.53)     (0.54)     (0.49)     (0.22)
                                                                ----------------------------------------------------
Net Asset Value, End of Period                                   $10.89     $10.61     $10.42     $10.51     $10.15
                                                                ====================================================
Total Return                                                       7.43%      7.11%      4.39%      8.57%      3.66%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $4,301     $4,187     $2,861     $2,189     $  693
Ratio of Expenses to Average Net Assets                            0.70%      0.70%      0.70%      0.70%      0.69%(2)
Ratio of Net Income to Average Net Assets                          4.43%      4.55%      4.69%      4.83%      4.51%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        1.17%      1.16%      1.18%      1.27%      4.96%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           3.96%      4.09%      4.21%      4.26%      0.24%(2)
Portfolio Turnover Rate                                              19%        11%        20%        19%         4%
 -------------------------------------------------------------------------------------------------------------------

(1)The fund commenced operations on April 4, 1994.

(2)Annualized.

INTERMEDIATE TAX FREE FUND

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998       1997       1996       1995       1994
 --------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.84     $10.66     $10.72     $10.28     $10.92
                                                                -----------------------------------------------------
Investment Operations:
 Net Investment Income                                             0.47       0.47       0.46       0.49       0.44
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.27       0.24       0.01       0.43      (0.57)
                                                                -----------------------------------------------------
 Total From Investment Operations                                  0.74       0.71       0.47       0.92      (0.13)
                                                                -----------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                           (0.47)     (0.47)     (0.46)     (0.48)     (0.44)
 Distributions (from capital gains)                               (0.06)     (0.06)     (0.07)        --      (0.07)
                                                                -----------------------------------------------------
 Total Distributions                                              (0.53)     (0.53)     (0.53)     (0.48)     (0.51)
                                                                -----------------------------------------------------
Net Asset Value, End of Period                                   $11.05     $10.84     $10.66     $10.72     $10.28
                                                                =====================================================
Total Return                                                       7.04%      6.84%      4.45%      9.15%     (1.25)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $9,196     $3,849     $2,618     $  983     $1,128
Ratio of Expenses to Average Net Assets                            0.70%      0.67%      0.66%      0.67%      0.59%
Ratio of Net Income to Average Net Assets                          4.31%      4.41%      4.35%      4.71%      4.13%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.11%      1.18%      1.17%      1.30%      2.78%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           3.90%      3.90%      3.84%      4.08%      1.94%
Portfolio Turnover Rate                                              27%        66%        53%        68%        52%
 --------------------------------------------------------------------------------------------------------------------







26 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)


MINNESOTA INTERMEDIATE TAX FREE FUND

                                                                           FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998        1997       1996       1995      1994(1)
 ---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 10.09     $ 9.91     $ 9.92     $ 9.58     $10.00
                                                                ------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.43       0.44       0.45       0.46       0.25
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.24       0.21       0.02       0.33      (0.42)
                                                                ------------------------------------------------------
 Total From Investment Operations                                   0.67       0.65       0.47       0.79      (0.17)
                                                                ------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.43)     (0.44)     (0.45)     (0.45)     (0.25)
 Distributions (from capital gains)                                (0.04)     (0.03)     (0.03)        --         --
                                                                ------------------------------------------------------
 Total Distributions                                               (0.47)     (0.47)     (0.48)     (0.45)     (0.25)
                                                                ------------------------------------------------------
Net Asset Value, End of Period                                   $ 10.29     $10.09     $ 9.91     $ 9.92     $ 9.58
                                                                ======================================================
Total Return                                                        6.80%      6.72%      4.80%      8.46%     (1.68)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $10,330     $7,453     $3,916     $2,219     $1,508
Ratio of Expenses to Average Net Assets                             0.70%      0.70%      0.70%      0.70%      0.67%(2)
Ratio of Net Income to Average Net Assets                           4.30%      4.49%      4.52%      4.74%      4.57%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         1.11%      1.15%      1.18%      1.25%      1.84%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            3.89%      4.04%      4.04%      4.19%      3.40%(2)
Portfolio Turnover Rate                                               24%        20%        19%        38%        22%
 ---------------------------------------------------------------------------------------------------------------------


(1)The fund commenced operations on February 25, 1994.

(2)Annualized.

MINNESOTA TAX FREE FUND(1)

                                                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                                                   1998         1997         1996         1995         1994
 -----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  11.15     $  10.89     $  10.81     $  10.28     $  11.43
                                                                --------------------------------------------------------------
Investment Operations:
 Net Investment Income                                               0.57         0.57         0.59         0.66         0.61
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     0.36         0.31         0.07         0.53        (0.95)
                                                                --------------------------------------------------------------
 Total From Investment Operations                                    0.93         0.88         0.66         1.19        (0.34)
                                                                --------------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             (0.56)       (0.57)       (0.58)       (0.66)       (0.61)
 Distributions (from capital gains)                                 (0.06)       (0.05)          --           --        (0.20)
                                                                --------------------------------------------------------------
 Total Distributions                                                (0.62)       (0.62)       (0.58)       (0.66)       (0.81)
                                                                --------------------------------------------------------------
Net Asset Value, End of Period                                   $  11.46     $  11.15     $  10.89     $  10.81     $  10.28
                                                                ==============================================================
Total Return                                                         8.58%        8.32%        6.24%       11.38%       (3.14)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $118,937     $125,659     $125,677     $133,857     $162,468
Ratio of Expenses to Average Net Assets                              0.95%        0.95%        0.90%        0.91%        0.89%
Ratio of Net Income to Average Net Assets                            5.05%        5.17%        5.38%        5.80%        5.61%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.01%        1.01%        0.99%        0.99%        0.99%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             4.99%        5.11%        5.29%        5.72%        5.51%
Portfolio Turnover Rate                                                16%          17%          35%          30%          44%
 -----------------------------------------------------------------------------------------------------------------------------


(1)The financial highlights for the periods prior to July 31, 1998 are those of Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. This predecessor fund was reorganized into the fund as of the close of business on July 31, 1998.

27 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE FUND(1)

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998        1997        1996        1995        1994
 ------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 11.21     $ 10.81     $ 10.69     $ 10.22     $ 11.76
                                                                ---------------------------------------------------------
Income From Investment Operations:
 Net Investment Income                                              0.55        0.54        0.56        0.60        0.57
 Net Gains or Losses on Investments
  (both realized and unrealized)                                    0.36        0.42        0.12        0.47       (1.21)
                                                                ---------------------------------------------------------
 Total From Investment Operations                                   0.91        0.96        0.68        1.07       (0.64)
                                                                ---------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.54)      (0.54)      (0.56)      (0.60)      (0.57)
 Distributions (from capital gains)                                (0.05)      (0.02)         --          --       (0.33)
                                                                ---------------------------------------------------------
 Total Distributions                                               (0.59)      (0.56)      (0.56)      (0.60)      (0.90)
                                                                ---------------------------------------------------------
Net Asset Value, End of Period                                   $ 11.53     $ 11.21     $ 10.81     $ 10.69     $ 10.22
                                                                =========================================================
Total Return                                                        8.41%       9.09%       6.42%      10.30%      (5.72)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $40,351     $49,638     $45,935     $57,061     $67,949
Ratio of Expenses to Average Net Assets                             1.10%       1.11%       1.03%       1.01%       0.93%
Ratio of Net Income to Average Net Assets                           4.84%       4.91%       5.15%       5.37%       5.25%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.16%       1.17%       1.13%       1.09%       1.03%
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            4.78%       4.85%       5.05%       5.29%       5.15%
Portfolio Turnover Rate                                                7%         28%         43%         28%         65%
 ------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for the periods prior to July 31, 1998 are those of National Tax-Exempt Fund, a series of Piper Funds Inc. This predecessor fund was reorganized into the fund as of the close of business on July 31, 1998.





28 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-1002 (2/1999)R

FEBRUARY 1, 1999

TAX FREE BOND FUNDS

CLASS Y SHARES


California Intermediate Tax Free Fund

Colorado Intermediate Tax Free Fund

Intermediate Tax Free Fund

Minnesota Intermediate Tax Free Fund

Minnesota Tax Free Fund

Oregon Intermediate Tax Free Fund

Tax Free Fund


                                 First American
                                       Investment Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   California Intermediate Tax Free
   Fund                                   2
   Colorado Intermediate Tax Free
   Fund                                   4
   Intermediate Tax Free Fund             6
   Minnesota Intermediate Tax Fee
   Fund                                   8
   Minnesota Tax Free Fund               10
   Oregon Intermediate Tax Free Fund     12
   Tax Free Fund                         14
POLICIES & SERVICES
   Buying and Selling Shares             16
   Managing Your Investment              17
ADDITIONAL INFORMATION
   Management                            18
   More About The Funds                  19
   Financial Highlights                  21
FOR MORE INFORMATION             Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Tax Free Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARIES
CALIFORNIA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from California income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1993          8.88%
1994         -3.04%
1995         12.50%
1996          4.34%
1997          6.65%
1998          5.93%
                                                       BEST QUARTER:
                                                       Quarter ending: 3/31/95
                                                       Total return      5.11%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/94
                                                       Total Return     -3.44%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                                   Since
AS OF 12/31/98(1)                                  Date     One Year   Five Years     Inception
-----------------------------------------------------------------------------------------------
California Intermediate Tax Free Fund           5/31/92        5.93%        5.16%         6.02%
-----------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)                 6.36%        5.83%         7.14%
-----------------------------------------------------------------------------------------------

(1)Performance prior to 8/8/97 is that of the fund's predecessor common trust funds, adjusted to reflect the fund's class Y share fees and expenses. The common trust funds were not registered under the Investment Company Act and therefore were not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 5/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.26%
  TOTAL                                                             0.96%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                   $   98
3 years                                                                  $  306
5 years                                                                  $  531
10 years                                                                 $1,178


3 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
COLORADO INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from Colorado income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         12.33%
1996          3.86%
1997          7.07%
1998          5.25%
                                                       BEST QUARTER:
                                                       Quarter ending: 3/31/95
                                                       Total return      5.18%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/96
                                                       Total Return     -0.36%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/98                                    Date    One Year     Inception
--------------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund            4/4/94        5.25%         6.57%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)               6.36%         7.28%
--------------------------------------------------------------------------------
(1)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 4/30/94

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.22%
  TOTAL                                                             0.92%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a
5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
1 year                                                                 $   94
3 years                                                                $  293
5 years                                                                $  509
10 years                                                               $1,131


5 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Intermediate Tax Free Fund invests at least
80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
INTERMEDIATE TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         12.79%
1996          3.72%
1997          6.80%
1998          5.39%
                                                       BEST QUARTER:
                                                       Quarter ending: 3/31/95
                                                       Total return      5.00%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/96
                                                       Total Return     -0.31%

AVERAGE ANNUAL TOTAL RETURNS               Inception                       Since
AS OF 12/31/98                                  Date     One Year      Inception
--------------------------------------------------------------------------------
Intermediate Tax Free Fund                    2/4/94        5.39%          5.00%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index(1)                        6.36%          5.81%
--------------------------------------------------------------------------------
(1)An unmanaged index comprised of fixed rate, investment grade, general obligation tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.16%
  TOTAL                                                             0.86%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO
   NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                 $   88
3 years                                                                $  274
5 years                                                                $  477
10 years                                                               $1,061


7 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to federal and state of Minnesota alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


8 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1995         12.66%
1996          3.51%
1997          6.65%
1998          5.25%
                                                       BEST QUARTER:
                                                       Quarter ending: 3/31/95
                                                       Total return      5.19%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/96
                                                       Total Return     -0.37%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/98                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund             2/25/94       5.25%       5.16%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                 6.36%       5.81%
--------------------------------------------------------------------------------
(1)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.16%
  TOTAL                                                             0.86%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                  $   88
3 years                                                                 $  274
5 years                                                                 $  477
10 years                                                                $1,061


9 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to federal and state of Minnesota alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interest in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 15 to 25 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because class Y shares were first offered in 1997, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


10 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
MINNESOTA TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1998          6.55%
                                                        BEST QUARTER:
                                                        Quarter ending:  9/30/98
                                                        Total return       3.02%

                                                        WORST QUARTER:
                                                        Quarter ending: 12/31/98
                                                        Total Return       0.70%

AVERAGE ANNUAL TOTAL RETURNS               Inception                       Since
AS OF 12/31/98(1)                               Date     One Year      Inception
--------------------------------------------------------------------------------
Minnesota Tax Free Fund                       8/1/97        6.55%          7.23%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)                     6.48%          7.14%
--------------------------------------------------------------------------------
(1)Performance prior to 7/31/98 represents that of Minnesota Tax-Exempt Fund, a series of Piper Funds, Inc.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance for the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.12%
  TOTAL                                                             0.82%
--------------------------------------------------------------------------------
(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                  $   84
3 years                                                                 $  262
5 years                                                                 $  455
10 years                                                                $1,014


11 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
OREGON INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from Oregon income tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK
Because the fund invests primarily in municipal securities issued by the state of Oregon and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


12 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1989          8.49%
1990          7.63%
1991          9.89%
1992          7.19%
1993          8.96%
1994         -2.66%
1995         11.27%
1996          3.31%
1997          7.06%
1998          5.36%
                                                       BEST QUARTER:
                                                       Quarter ending: 6/30/89
                                                       Total return      4.64%

                                                       WORST QUARTER:
                                                       Quarter ending: 3/31/94
                                                       Total Return     -3.41%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                             One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund                5.36%         4.77%       6.58%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)   6.36%         5.83%       7.59%
--------------------------------------------------------------------------------
(1)Performance prior to 8/8/97 is that of the fund's predecessor common trust fund, adjusted to reflect the fund's class Y share fees and expenses. The common trust fund was not registered under the Investment Company Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.17%
  TOTAL                                                             0.87%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                  $   89
3 years                                                                 $  278
5 years                                                                 $  482
10 years                                                                $1,073


13 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax.

The fund may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The fund may also purchase participation interests in municipal leases. The fund's municipal security investments may include zero coupon securities, which pay no cash income to their holders until they mature. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 15 to 25 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK
The fund's income could decline due to falling market interest rates.

CREDIT RISK
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC CONDITIONS
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

Because class Y shares have not been offered for a full calendar year, information in the chart and the table is for the fund's class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class Y shares will have higher returns because their expenses are lower.

14 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FUND SUMMARIES
TAX FREE FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1989          8.77%
1990          7.24%
1991         12.03%
1992          8.58%
1993         14.55%
1994         -8.46%
1995         18.54%
1996          3.45%
1997          9.04%
1998          5.93%
                                                      BEST QUARTER:
                                                      Quarter ending: 3/31/95
                                                      Total return      7.99%

                                                      WORST QUARTER:
                                                      Quarter ending: 3/31/94
                                                      Total Return     -7.65%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                        One Year    Five Years        Ten Years
--------------------------------------------------------------------------------
Tax Free Fund (Class A)(2)                  5.93%         5.33%            7.74%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(3)     6.48%         6.23%            8.22%
--------------------------------------------------------------------------------
(1)Performance prior to 7/31/98 represents that of National Tax-Exempt Fund, a series of Piper Funds Inc.

(2)Class A share returns do not reflect the 2.50% front-end sales charge normally imposed on those shares. Class Y shares have no sales charge.

(3)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more.

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.
The figures below are based on fund expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                   0.70%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                    0.21%
  TOTAL                                                             0.91%
--------------------------------------------------------------------------------
(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                             $   93
3 years                                                            $  290
5 years                                                            $  504
10 years                                                           $1,120


15 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of class Y shares. However, your broker or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


16 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared and paid monthly.
Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below.
More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's and Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of a fund's net capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS
The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

CALIFORNIA INCOME TAXATION
California Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions.

COLORADO INCOME TAXATION
Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of Colorado's alternative minimum tax.

MINNESOTA INCOME TAXATION
Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund intend to comply with certain state tax requirements so that dividends they pay that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by each fund must be derived from interest income on Minnesota municipal securities. A portion of each fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

OREGON INCOME TAXATION
Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.

17 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                 ADVISORY FEE
                                    AS A % OF
                                AVERAGE DAILY
                                   NET ASSETS
---------------------------------------------

California Intermediate
 Tax Free Fund                          0.44%
Colorado Intermediate
 Tax Free Fund                          0.48%
Intermediate Tax Free Fund              0.54%
Minnesota Intermediate
 Tax Free Fund                          0.54%
Minnesota Tax Free Fund*                0.49%
Oregon Intermediate
 Tax Free Fund                          0.53%
Tax Free Fund*                          0.46%
----------------------------------------------

*Prior to July 31, 1998, the funds' predecessors, Piper Minnesota Tax-Exempt
 Fund and Piper Tax-Exempt Fund, were parties to an investment advisory agreement with Piper Capital Management Incorporated (PCM). Under this agreement PCM was paid an investment advisory fee equal to 0.50% of the funds' first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets over $500 million.

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

18 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES
The Funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives.
You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

INVESTMENT APPROACH
In selecting securities for the funds, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. In the case of Intermediate Tax Free Fund and Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.

MUNICIPAL SECURITIES
Municpal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The funds may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. Each fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations" below.

Up to 10% of each fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities may be highly volatile as interest rates rise or fall. See "Risks -- Risks of Inverse Floating Rate Securities" below.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

INTEREST RATE RISK
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities" below.

INCOME RISK
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

CREDIT RISK
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.


19 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS (CONTINUED)

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

CALL RISK
Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

POLITICAL AND ECONOMIC RISK
The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF INVERSE FLOATING RATE SECURITIES.
Each fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

RISKS OF MUNICIPAL LEASE OBLIGATIONS
Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

RISK OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, sub-advisors, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues.This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


20 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of the funds. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

CALIFORNIA INTERMEDIATE TAX FREE FUND

                                                                 FISCAL YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                  1998      1997(1)
 -----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 10.03     $ 10.00
                                                                --------------------
Investment Operations:
 Net Investment Income                                             0.43        0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.33        0.03
                                                                --------------------
 Total From Investment Operations                                  0.76        0.09
                                                                --------------------
Less Distributions:
 Dividends (from net investment income)                           (0.43)      (0.06)
                                                                --------------------
 Total Distributions                                              (0.43)      (0.06)
                                                                --------------------
Net Asset Value, End of Period                                  $ 10.36     $ 10.03
                                                                ====================
Total Return                                                       7.80%       0.92%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $37,275     $33,287
Ratio of Expenses to Average Net Assets                            0.70%       0.69%(2)
Ratio of Net Income to Average Net Assets                          4.27%       4.14%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        0.96%       1.11%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           4.01%       3.72%(2)
Portfolio Turnover Rate                                              22%          3%
 -----------------------------------------------------------------------------------

(1)Class Y shares have been offered since August 8, 1997.

(2)Annualized.


21 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

COLORADO INTERMEDIATE TAX FREE FUND

                                                                            FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998        1997        1996        1995      1994(1)
 -----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 10.61     $ 10.42     $ 10.51     $ 10.16     $10.00
                                                                --------------------------------------------------------
Investment Operations:
 Net Investment Income                                              0.47        0.48        0.49        0.48       0.22
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    0.29        0.24       (0.04)       0.36       0.16
                                                                --------------------------------------------------------
 Total From Investment Operations                                   0.76        0.72        0.45        0.84       0.38
                                                                --------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                            (0.47)      (0.48)      (0.49)      (0.49)     (0.22)
 Distributions (from capital gains)                                (0.02)      (0.05)      (0.05)         --         --
                                                                --------------------------------------------------------
 Total Distributions                                               (0.49)      (0.53)      (0.54)      (0.49)     (0.22)
                                                                --------------------------------------------------------
Net Asset Value, End of Period                                   $ 10.88     $ 10.61     $ 10.42     $ 10.51     $10.16
                                                                ========================================================
Total Return                                                        7.33%       7.11%       4.39%       8.47%      3.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $59,631     $54,378     $48,927     $50,071     $7,281
Ratio of Expenses to Average Net Assets                             0.70%       0.70%       0.70%       0.70%      0.69%(2)
Ratio of Net Income to Average Net Assets                           4.43%       4.55%       4.69%       4.84%      4.51%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.92%       0.91%       0.93%       1.02%      4.71%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            4.21%       4.34%       4.46%       4.52%      0.49%(2)
Portfolio Turnover Rate                                               19%         11%         20%         19%         4%
 -----------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since April 4, 1994.

(2)Annualized.


INTERMEDIATE TAX FREE FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                   1998         1997        1996        1995       1994(1)
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.82     $  10.65     $ 10.72     $ 10.28     $10.89
                                                                -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                               0.47         0.47        0.46        0.49       0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     0.27         0.23          --        0.43      (0.61)
                                                                -----------------------------------------------------------
 Total From Investment Operations                                    0.74         0.70        0.46        0.92      (0.32)
                                                                -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             (0.47)       (0.47)      (0.46)      (0.48)     (0.29)
 Distributions (from capital gains)                                 (0.06)       (0.06)      (0.07)         --         --
                                                                -----------------------------------------------------------
 Total Distributions                                                (0.53)       (0.53)      (0.53)      (0.48)     (0.29)
                                                                -----------------------------------------------------------
Net Asset Value, End of Period                                   $  11.03     $  10.82     $ 10.65     $ 10.72     $10.28
                                                                ===========================================================
Total Return                                                         7.05%        6.75%       4.35%       9.15%     (2.91)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $460,714     $431,000     $66,994     $46,025     $6,168
Ratio of Expenses to Average Net Assets                              0.70%        0.67%       0.66%       0.67%      0.45%(2)
Ratio of Net Income to Average Net Assets                            4.32%        4.40%       4.35%       4.73%      4.48%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.86%        0.93%       0.92%       1.05%      2.20%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             4.16%        4.14%       4.09%       4.35%      2.73%(2)
Portfolio Turnover Rate                                                27%          66%         53%         68%        52%
 --------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 4, 1994.

(2)Annualized.


22 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

MINNESOTA INTERMEDIATE TAX FREE FUND

                                                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                                                   1998         1997        1996        1995       1994(1)
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.06     $   9.91     $  9.92     $  9.59     $ 10.00
                                                                -----------------------------------------------------------
Investment Operations:
 Net Investment Income                                               0.43         0.44        0.45        0.45        0.25
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     0.24         0.18        0.02        0.33       (0.41)
                                                                -----------------------------------------------------------
 Total From Investment Operations                                    0.67         0.62        0.47        0.78       (0.16)
                                                                -----------------------------------------------------------
Less Distributions:
 Dividends (from net investment income)                             (0.43)       (0.44)      (0.45)      (0.45)      (0.25)
 Distributions (from capital gains)                                 (0.04)       (0.03)      (0.03)         --          --
                                                                -----------------------------------------------------------
 Total Distributions                                                (0.47)       (0.47)      (0.48)      (0.45)      (0.25)
                                                                -----------------------------------------------------------
Net Asset Value, End of Period                                   $  10.26     $  10.06     $  9.91     $  9.92     $  9.59
                                                                ===========================================================
Total Return                                                         6.82%        6.42%       4.80%       8.34%      (1.58)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $317,598     $297,122     $93,394     $61,693     $20,272
Ratio of Expenses to Average Net Assets                              0.70%        0.70%       0.70%       0.70%       0.67%(2)
Ratio of Net Income to Average Net Assets                            4.30%        4.47%       4.53%       4.76%       4.57%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.86%        0.90%       0.93%       1.00%       1.59%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             4.14%        4.27%       4.30%       4.46%       3.65%(2)
Portfolio Turnover Rate                                                24%          20%         19%         38%         22%
 --------------------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since February 25, 1994.

(2)Annualized.


MINNESOTA TAX FREE FUND(1)

                                                                 FISCAL YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                  1998     1997(2)
 ----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $11.14     $11.16
                                                                -------------------
Investment Operations:
 Net Investment Income                                             0.60       0.10
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   0.36      (0.02)
                                                                -------------------
 Total From Investment Operations                                  0.96       0.08
                                                                -------------------
Less Distributions:
 Dividends (from net investment income)                           (0.59)     (0.10)
 Distributions (from capital gains)                               (0.06)        --
                                                                -------------------
 Total Distributions                                              (0.65)     (0.10)
                                                                -------------------
Net Asset Value, End of Period                                   $11.45     $11.14
                                                                ===================
Total Return                                                       8.83%      0.72%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $8,155     $9,010
Ratio of Expenses to Average Net Assets                            0.78%      0.75%(3)
Ratio of Net Income to Average Net Assets                          5.79%      5.73%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)        0.82%      0.75%(3)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           5.75%      5.73%(3)
Portfolio Turnover Rate                                              16%        17%
 ----------------------------------------------------------------------------------

(1)The financial highlights for the periods prior to July 31, 1998 are those of Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. This predecessor fund was reorganized into the fund as of the close of business on July 31, 1998.

(2)Class Y shares have been offered since August 1, 1997.

(3)Annualized.


23 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

OREGON INTERMEDIATE TAX FREE FUND

                                                                  FISCAL YEAR ENDED
                                                                    SEPTEMBER 30,
                                                                  1998       1997(1)
 -------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  10.05     $  10.00
                                                                ----------------------
Income From Investment Operations:
 Net Investment Income                                              0.45         0.07
 Net Gains or Losses on Investments
  (both realized and unrealized)                                    0.21         0.05
                                                                ----------------------
 Total From Investment Operations                                   0.66         0.12
                                                                ----------------------
Less Distributions:
 Dividends (from net investment income)                            (0.45)       (0.07)
 Distributions (from capital gains)                                (0.02)          --
                                                                ----------------------
 Total Distributions                                               (0.47)       (0.07)
                                                                ----------------------
Net Asset Value, End of Period                                  $  10.24     $  10.05
                                                                ======================
Total Return                                                        6.66%        1.17%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $187,383     $182,069
Ratio of Expenses to Average Net Assets                             0.70%        0.70%(2)
Ratio of Net Income to Average Net Assets                           4.43%        4.55%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.87%        1.09%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            4.26%        4.16%(2)
Portfolio Turnover Rate                                               20%           4%
 -------------------------------------------------------------------------------------

(1)Class Y shares have been offered since August 8, 1997.

(2)Annualized.


TAX FREE FUND

                                                                 PERIOD ENDED
                                                                 SEPTEMBER 30,
                                                                    1998(1)
 ------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $11.31
                                                                ---------------
Income From Investment Operations:
 Net Investment Income                                                0.10
 Net Gains or Losses on Investments
  (both realized and unrealized)                                      0.22
                                                                ---------------
 Total From Investment Operations                                     0.32
                                                                ---------------
Less Distributions:
 Dividends (from net investment income)                              (0.09)
                                                                ---------------
 Total Distributions                                                 (0.09)
                                                                ---------------
Net Asset Value, End of Period                                      $11.54
                                                                ===============
Total Return                                                          2.83%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $  355
Ratio of Expenses to Average Net Assets                               0.85%(2)
Ratio of Net Income to Average Net Assets                             5.61%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)           0.91%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                              5.55%(2)
Portfolio Turnover Rate                                                  7%
 ------------------------------------------------------------------------------

(1)Class Y shares have been offered since July 31, 1998.

(2)Annualized.


24 PROSPECTUS - FIRST AMERICAN TAX FREE BOND FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-05309

FAIF-1502 (2/1999)Y

                                     Part B

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1999


BALANCED FUND                         REAL ESTATE SECURITIES FUND
EQUITY INCOME FUND                    TECHNOLOGY FUND
EQUITY INDEX FUND                     ADJUSTABLE RATE MORTGAGE SECURITIES FUND
LARGE CAP GROWTH FUND                 FIXED INCOME FUND
LARGE CAP VALUE FUND                  INTERMEDIATE GOVERNMENT BOND FUND
MID CAP GROWTH FUND                   INTERMEDIATE TERM INCOME FUND
MID CAP VALUE FUND                    LIMITED TERM INCOME FUND
MICRO CAP VALUE FUND                  STRATEGIC INCOME FUND
REGIONAL EQUITY FUND                  CALIFORNIA INTERMEDIATE TAX FREE FUND
SMALL CAP GROWTH FUND                 COLORADO INTERMEDIATE TAX FREE FUND
SMALL CAP VALUE FUND                  INTERMEDIATE TAX FREE FUND
EMERGING MARKETS FUND                 MINNESOTA INTERMEDIATE TAX FREE FUND
INTERNATIONAL FUND                    MINNESOTA TAX FREE FUND
INTERNATIONAL INDEX FUND              OREGON INTERMEDIATE TAX FREE FUND
HEALTH SCIENCES FUND                  TAX FREE FUND

         This Statement of Additional Information relates to the Class A, Class B, Class C and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated February 1, 1999. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of a Prospectus, write or call the Funds' distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, telephone: (800) 637-2548. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                      PAGE
                                                                                                      ----
GENERAL INFORMATION......................................................................................1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.......................................................2
         Short-Term Investments..........................................................................2
         U.S. Government Securities......................................................................3
         Repurchase Agreements...........................................................................3
         When-Issued and Delayed Delivery Transactions...................................................4
         Lending of Portfolio Securities.................................................................4
         Options Transactions............................................................................5
         Futures and Options on Futures..................................................................6
         Fixed Income Securities -- Equity Funds.........................................................8
         Foreign Securities..............................................................................8
         Foreign Currency Transactions..................................................................10
         Mortgage-Backed Securities.....................................................................11
         REIT Securities................................................................................14
         Asset-backed Securities........................................................................15
         Municipal Bonds and Other Municipal Obligations................................................15
         Temporary Taxable Investments..................................................................16
         Inverse Floating Rate Municipal Obligations....................................................16
         Zero Coupon Securities.........................................................................16
         Adjustable Rate Mortgage Securities............................................................17
         Interest Rate Transactions.....................................................................17
         Guaranteed Investment Contracts................................................................17
         Debt Obligations --  Strategic Income Fund.....................................................17
         Debt Obligations Rated Less Than Investment Grade..............................................18
         Floating Rate Corporate Debt Obligations -- Strategic Income Fund..............................18
         Fixed Rate Corporate Debt Obligations -- Strategic Income Fund.................................18
         Preferred Stock................................................................................19
         Participation Interests........................................................................19
         U.S. Treasury Inflation-Protection Securities..................................................19
         Portfolio Transactions.........................................................................20
         Special Factors Affecting California Intermediate Tax Free Fund................................20
         Special Factors Affecting Colorado Intermediate Tax Free Fund..................................24
         Special Factors Affecting Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund.....26
         Special Factors Affecting Oregon Intermediate Tax Free Fund....................................26
         CFTC Information...............................................................................29

INVESTMENT RESTRICTIONS.................................................................................30

DIRECTORS AND EXECUTIVE OFFICERS........................................................................31
         Directors......................................................................................32
         Executive Officers.............................................................................32
         Compensation...................................................................................33

INVESTMENT ADVISORY AND OTHER SERVICES..................................................................34
         Investment Advisory Agreement..................................................................34

SUB-ADVISORY AGREEMENT FOR EMERGING MARKETS FUND,
INTERNATIONAL FUND AND STRATEGIC INCOME FUND............................................................36
         Administration Agreement.......................................................................37

         Distributor and Distribution Plans.............................................................38
         Custodian; Transfer Agent; Counsel; Accountants................................................44

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE......................................................44

CAPITAL STOCK...........................................................................................48

NET ASSET VALUE AND PUBLIC OFFERING PRICE...............................................................61

FUND PERFORMANCE........................................................................................64

TAXATION ...............................................................................................74

REDUCING SALES CHARGES..................................................................................75
         Class A Sales Charge...........................................................................75
         Sales of Class A Shares at Net Asset Value.....................................................76

ADDITIONAL INFORMATION ABOUT SELLING SHARES.............................................................77
         By Telephone...................................................................................77
         By Mail  ......................................................................................78
         Redemptions Before Purchase Instruments Clear..................................................78

RATINGS  ...............................................................................................78
         Ratings of Corporate Debt Obligations and Municipal Bonds......................................79
         Ratings of Preferred Stock.....................................................................80
         Ratings of Municipal Notes.....................................................................81
         Ratings of Commercial Paper....................................................................81
         Best's Rating System for Insurance Companies...................................................82

FINANCIAL STATEMENTS....................................................................................82

                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 30 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

         For purposes of this Statement of Additional Information, "Equity Funds" shall constitute Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Micro Cap Value Fund, Regional Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, International Index Fund, Health Sciences Fund, Technology Fund and Real Estate Securities Fund. "Bond Funds" shall constitute Adjustable Rate Mortgage Securities Fund, Fixed Income Fund, Intermediate Government Bond Fund, Intermediate Term Income Fund, Limited Term Income Fund and Strategic Income Fund. "Tax Free Funds" shall constitute California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund and Tax Free Fund. Each of the Funds are open-end management investment companies and, except for the Tax Free Funds (other than Tax Free Fund Intermediate Tax Free Fund), Real Estate Securities Fund, Health Sciences Fund and Technology Fund, are diversified investment companies. The Tax Free Funds (other than Tax Free Fund and Intermediate Tax Free Fund), Technology Fund, Real Estate Securities Fund and Health Sciences Fund are non-diversified investment companies.

         Shareholders may purchase shares of each Fund through three separate classes, Class A, Class B (except for the Tax Free Funds and certain Bond Funds), Class C (except for Emerging Markets Fund, Health Sciences Fund, Technology Fund, Real Estate Securities Fund and certain Bond Funds and Tax Free Funds) and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund.

         FAIF has prepared and will provide Prospectuses relating to the Class A, Class B, Class C and Class Y Shares of Funds. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co., at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates to the Class A, Class B and Class C Shares Prospectuses and to the Class Y Shares Prospectuses for the Funds. It should be read in conjunction with the applicable Prospectus.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of all Funds are set forth in such Funds' Prospectus. Additional information concerning such main investment strategies and other investment strategies which may be made by the Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth below under the caption "Investment Restrictions."

         If a percentage limitation on investments by a Fund stated in this Section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's" and Moody's Investors Service, Inc. ("Moody's") are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         Most of the Funds can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities (including, in the case of Balanced Fund, zero coupon securities); repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by U.S. Bank National Association, the Funds' investment advisor ("U.S. Bank" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         Balanced Fund and the Bond Funds (except Intermediate Government Bond
Fund) may also invest in Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, these Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Funds. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or the applicable Funds' investment sub-advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:

         * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         *        notes, bonds, and discount notes issued and guaranteed by U.S.
                  government agencies and instrumentalities supported by the full faith and credit of the United States;

         * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "--Mortgage-Backed Securities" below for a description of these securities and the Funds that may invest in such securities.

REPURCHASE AGREEMENTS

         The Funds may invest in repurchase agreements to the extent specified in their respective Prospectuses. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or, in the case of Emerging Markets Fund and International Fund, such Fund's investment sub-advisor, will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements. In the case of Strategic Income Fund, the Advisor and the Fund's investment sub-advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Funds (excluding Equity Index Fund and International Index
Fund) may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         In connection with their ability to purchase securities on a when-issued or delayed delivery basis, Balanced Fund (with respect to its fixed income assets) and the Bond Funds (except Adjusted Rate Mortgage Securities
Fund) may enter into mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor or a Fund's investment sub-advisor, if any, to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor or, in the case of Emerging Markets Fund, International Fund or Strategic Income Fund, such Fund's sub-advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

         In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the applicable Fund's sub-advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         U.S. Bank, the Funds' custodian and investment advisor, may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation.

OPTIONS TRANSACTIONS

         To the extent set forth in their respective Prospectuses, the Funds may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that they own or have the right to acquire. These transactions will be undertaken only for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Equity Funds (other than Equity Index Fund and International Index Fund) and Strategic Income Fund may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Equity Funds (other than Equity Index Fund and International Index Fund) and Strategic Income Fund may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. The Bond Funds and Tax Free Funds may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Equity Funds (other than Equity Index Fund and International Index Fund) and Strategic Income Fund may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of Emerging Markets Fund, International Fund and Strategic Income Fund) on foreign currencies. These Equity Funds (other than Emerging Markets Fund and International Fund) may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds, and, in the case of Emerging Markets Fund and International Fund, covering up to 50% of the equity securities owned by such Funds. Strategic Income Fund may write (sell) covered call options on equity securities covering up to 25% of its net assets.

         When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These Funds may also write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. None of the Funds other than Mid Cap Growth Fund, Emerging Markets Fund and International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         Balanced Fund, Equity Index Fund, International Fund, Emerging Markets Fund, International Index Fund, the Bond Funds and the Tax Free Funds may engage in futures transactions and options on futures transactions. Emerging Markets Fund, International Fund and Strategic Income Fund may enter into contracts for the future delivery of securities and options thereon. Emerging Markets Fund, International Fund, Strategic Income Fund, Equity Index Fund and International Index Fund may enter into stock index futures contracts and options thereon. Balanced Fund, the Bond Funds and the Tax Free Funds may enter into interest rate futures, interest rate index futures (for the Bond Funds and Tax Free Funds) and options thereon. In addition, Emerging Markets Fund, International Fund and Strategic Income Fund may enter into contracts for the future delivery of foreign currencies and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

         A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of Emerging Markets Fund and International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund and International Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500 Composite Index or the Morgan Stanley Europe, Australia, Far East Composite Index (the "EAFE Index"), respectively, and to reduce transaction costs.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

         Adjustable Rate Mortgage Securities Fund may make investments in Eurodollar instruments in order to attempt to reduce investment risk. Eurodollar instruments are essentially U.S. dollar denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Adjustable Rate Mortgage Securities Fund uses Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many short-term borrowings and floating rate securities are linked. Eurodollar instruments are subject to the same limitations and risks as other futures contracts and options thereon.

         Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to Emerging Markets Fund, International Fund and Strategic Income Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES -- EQUITY FUNDS

         The fixed income securities in which Balanced Fund, Equity Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Regional Equity Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Fund may invest up to 25% of its total assets, and each of the other Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Debt Obligations Rated Less Than Investment Grade."

         Furthermore, the long-term fixed income securities that the Tax Free Funds may invest must be rated BBB or better by Standard & Poor's Corporation, Baa by Moody's or comparably rated by another national rating organization. Municipal notes must be rated SP-1 or better by Standard & Poor's, MIG-1/VMIG-1 by Moody's or comparably rated by another national rating organization.

         The fixed income securities specified above, as well as the fixed income securities in which Balanced Fund may invest as described in the applicable prospectus, are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES

         GENERAL. Under normal market conditions Emerging Markets Fund, International Fund, International Index Fund and Strategic Income Fund invest principally in foreign securities, and certain other Funds may invest lesser proportions of their assets in securities of foreign issuers that are either listed on a United States securities exchange or represented by American Depositary Receipts. In addition, Mid Cap Growth Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

         Furthermore, Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of their total assets in foreign securities payable in United States dollars. In the case of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund, these securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S. corporations and (iv) foreign bonds having total capital and surplus at the time of investment of at least $1 billion.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

         EMERGING MARKETS. Emerging Markets Fund, International Fund and Strategic Income Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investing in securities of issuers in emerging market countries involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging market countries are typically subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

         JAPANESE SECURITIES. Japanese securities comprised a significant portion of the EAFE Index. As a result, securities of Japanese companies may represent a significant component of International Index Fund's investment assets.

         Japan is politically organized as a democratic, parliamentary republic and has a population of approximately 122 million. The Japanese economy is heavily industrial and export-oriented. Although Japan is dependent upon foreign economies for raw materials, Japan's balance of payments in recent years has been strong and positive. Japan has eight stock exchanges located throughout the country, but over 80% of all trading is conducted on the Tokyo Stock Exchange. Prices of stocks listed on the Japanese stock exchanges are quoted continuously during regular business hours. Trading commissions are at fixed scale rates which vary by the type and the value of the transaction, but can be negotiable for large transactions. Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all currencies, without administrative or legal restrictions, for both nonresidents and residents of Japan.

         A significant investment in Japanese securities by International Index Fund may entail a higher degree of risk than with more diversified international portfolios.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Emerging Markets Fund, International Fund, International Index Fund and Strategic Income Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

         Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Emerging Markets Fund, International Fund, International Index Fund or Strategic Income Fund is uninvested. In addition, settlement problems could cause such Funds to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         Emerging Markets Fund, International Fund, International Index Fund and Strategic Income Fund invest in securities which are purchased and sold in foreign currencies. The value of their assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. These Funds also will incur costs in converting United States dollars to local currencies, and vice versa.

         Emerging Markets Fund, International Fund, International Index Fund and Strategic Income Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Emerging Markets Fund, International Fund and Strategic Income Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. These Funds may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. Emerging Markets Fund, International Fund and Strategic Income Fund also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The applicable Fund's investment sub-advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that their respective investment sub-advisor's view regarding future exchange rates proves to have been incorrect, Emerging Markets Fund, International Fund and Strategic Income Fund may realize losses on their foreign currency transactions.

         As stated above, Emerging Markets Fund, International Fund and Strategic Income Fund may engage in a variety of foreign currency transactions in connection with their investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. These Funds will not enter into such forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Funds will comply with applicable SEC announcements requiring them to segregate assets to cover the Fund's commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been "covered" by entering into an offsetting position. The Funds (except Strategic Income Fund) generally will not enter into a forward contract with a term longer than one year, and Strategic Income Fund will not enter into a forward contract with a term longer than six months.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, Emerging Markets Fund, International Fund and Strategic Income Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, these Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect Emerging Markets Fund, International Fund or Strategic Income Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

         As described in the applicable Prospectuses, Balanced Fund and the Bond Funds also may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities that are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described below. In addition, Adjustable Rate Mortgage Securities Fund and Strategic Income Fund may invest in private pass-through securities. Furthermore, Strategic Income Fund may invest in Real Estate Mortgage Investment Conduits ("REMICs").

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         * As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which Strategic Income Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. None of the Funds (except Limited Term Income Fund) will invest more than 10% of their total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities. Limited Term Income Fund will not invest in interest-only, principal-only, inverse interest-only or inverse floating rate mortgage-backed securities.

REIT SECURITIES

         A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

         REITs generally can be classified as Equity REITs , Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

         Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although the Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ASSET-BACKED SECURITIES

         Balanced Fund and the Bond Funds (other than Intermediate Government Bond Fund) may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

         The Tax Free Funds may invest in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivisions.

         MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

         DERIVATIVE MUNICIPAL SECURITIES. Tax Free Fund and Minnesota Tax Free Fund may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.

         The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. Tax Free Fund and Minnesota Tax Free Fund may each invest up to 10% of their total assets in custodial receipts which have inverse floating interest rates.

         MUNICIPAL LEASES. The Tax Free Funds also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

         Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

         In light of these concerns, these Tax Free Funds have adopted and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in such Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in "Investment Restrictions" below, each such Fund is subject to limitations on the percentage of illiquid securities it can hold.

TEMPORARY TAXABLE INVESTMENTS

         The Tax Free Funds may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS

         Each of the Tax Free Funds may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

ZERO COUPON SECURITIES

         The Bond Funds and Tax Free Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

ADJUSTABLE RATE MORTGAGE SECURITIES

         The Bond Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

INTEREST RATE TRANSACTIONS

         Adjustable Rate Mortgage Securities Fund may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

GUARANTEED INVESTMENT CONTRACTS

         Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company.

DEBT OBLIGATIONS -- STRATEGIC INCOME FUND

         Strategic Income Fund may invest in both investment grade and non-investment grade (lower-rated) bonds (which may be denominated in U.S. dollars or non-U.S. currencies) and other debt obligations issued by domestic and foreign corporations and other private issuers. There are no minimum rating requirements for these investments by the Fund. The Fund's investments may include U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity. From time to time, the Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's, or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Certain debt obligations in which the Fund invests may involve equity characteristics. The Fund may, for example, invest in unit offerings that combine debt securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its debt component.

         The prices and yields of non-investment grade securities generally fluctuate more than investment grade securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         The "equity securities" in which certain Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds."

         Participation in non-investment grade securities globally involves greater returns in the form of higher average yields. Yields on less than investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of less than investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.

         In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of less than investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating less than investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of less than investment grade convertible debt obligations may be more dependent on the Advisor's and applicable sub-advisor's own credit analysis than is the case with investment grade obligations.

FLOATING RATE CORPORATE DEBT OBLIGATIONS -- STRATEGIC INCOME FUND

         Strategic Income Fund expects to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE CORPORATE DEBT OBLIGATIONS -- STRATEGIC INCOME FUND

         Strategic Income Fund will also invest in fixed rate securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         Strategic Income Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIK's generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK

         The Equity Funds and Strategic Income Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         Although the Bond Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Bond Funds as soon as practicable in an orderly manner.

PARTICIPATION INTERESTS

         Strategic Income Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. The Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.

CLOSED-END INVESTMENT COMPANIES

         The Tax Free Funds may invest up to 10% of their total assets in securities of closed-end investment companies that invest in municipal bonds and other municipal obligations. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. In the event that shares acquired at a premium subsequently decline in price relative to their net asset value or the value of portfolio investments held by such closed-end companies declines, the Tax Free Funds and their shareholders may experience a loss. If a Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         Intermediate Government Bond Fund and, to the extent they may invest in fixed-income securities, the other Funds, may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

PORTFOLIO TRANSACTIONS

         Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

SPECIAL FACTORS AFFECTING CALIFORNIA INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses relating to California Intermediate Tax Free Fund, except during temporary defensive periods, California Intermediate Tax Free Fund will invest most of its total assets in California municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of California municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in California. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in California. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default.

         GENERAL ECONOMIC CONDITIONS. California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high-technology, trade, entertainment, tourism, construction and services.

         As 1998 unfolded, the impact of Asia's recession on California began to emerge. High-technology manufacturing employment -- aerospace and electronics -- peaked in March 1998, and by November 1998, had lost almost 15,000 jobs, or nearly 3% of the industries' workforce. Total nonfarm employment started 1998 with annual growth above 3%, but more recently, the year-to-year pace has slowed to around 2.7%.

         Overall, however, California's economy continued to expand in 1998. Nonfarm employment growth averaged 3.2% and personal income was up more than 6%. The jobless rate was below 6% most of the year. Nonresidential construction activity remained strong, with building permit value up almost 18%. Homebuilding continued on a moderate recovery path, with permits for new houses reaching 126,000 units, a 13% increase over 1997. The construction industry led California's employment growth in 1998. From October 1997 to October 1998, construction jobs increased by more than 9%.

         Although weak export demand is likely to persist through at least 1999, there are other elements in the California economy that will help partially offset the Asia-related problems. Demand for computer services and software remains extremely strong, buoyed by the demand to fix Year 2000 problems, the continued explosive growth of the Internet, and by financial sector needs related to the new Euro currency. The strength in construction activity will continue to boost prospects for related manufacturing industries. Although California economic growth will slow from the pace of 1997 and 1998, gains in employment and income should continue to outpace the nation.

         California's population grew by 574,000 people in 1997 to a total of
32.96 million. This reflects a 1.8% increase of population for the year, compared to 1.0% growth posted in calendar year 1996. California's population is concentrated in metropolitan areas specifically in Los Angeles and San Diego Counties.

         California enjoys a large and diverse labor force. For calendar year 1997, the total civilian labor force was 15,971,000 with 14,965,000 individuals employed and 1,006,000, or 6.3%, unemployed. In comparison, the unemployment rate for the United States during the same time was 4.9%.

         BUDGETARY PROCESS. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

         Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

         REVENUES AND EXPENDITURES. The moneys of the State are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account ("PMIA"). As of January 15, 1999, the PMIA held approximately $20.0 billion of State moneys, and $15.3 billion of moneys invested for 2,641 local governmental entities through the Local Agency Investment Fund ("LAIF"). The total assets of the PMIA as of January 15, 1999 were $35.3 billion. The Treasurer does not invest in leveraged products or inverse floating rate securities. The investment policy permits the use of reverse repurchase agreements subject to limits of no more than 10% of PMIA. All reverse repurchase agreements are cash matched either to the maturity of the reinvestment or an adequately positive cash flow date which is approximate to the maturity date. The average life of the investment portfolio of the PMIA as of January 15, 1999 was 192 days.

         SPECIAL FUND FOR ECONOMIC UNCERTAINTIES. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of December 31, 1998, the General Fund had outstanding internal loans from Special Funds of $1.1 billion (in addition, there are $1.7 billion of external loans represented by the 1998-99 Revenue Anticipatoin Notes, which mature on June 30,
1999). The revised projected 1997-98 fiscal year General Fund Reserve for Economic Uncertanties was 2,594.6 million. The Special Fund for Economic Uncertanties was $74.6 million as of June 30, 1998.

         PROPOSITION 13. The primary units of local government in California are the counties. Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 unincorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. A recent California Supreme Court decision has upheld the constitutionality of an initiative statute, previously held invalid by lower courts, which requires voter approval for "general" as well as "special" taxes at the local level. Counties, in particular, have had fewer options to raise revenues than many other local government entities, yet have been required to maintain many services.

         In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

         STATE APPROPRIATIONS LIMIT. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

         ORANGE COUNTY, CA. On December 6, 1994, Orange County, together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and Orange County. More than 200 other public entities, most of which, but not all, are located in Orange County, were also depositors in the Pools. Orange County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Pools, including Orange County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. Orange County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to Orange County from other local governments pursuant to special legislation enacted in October, 1995. The State has no existing obligation with respect to any outstanding obligations or securities of Orange County or any of the other participating entities.

         LITIGATION GENERALLY. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In the consolidated state case of Malibu Video Systems, et al. v. Kathleen Brown and Abramovitz, et al., a stipulated judgment has been entered requiring return of $119 million plus interest to specified special funds over a period of up to five years beginning in fiscal year 1996-1997. The lawsuit challenges the transfer of monies from special fund accounts within the State Treasury to the State's General Fund pursuant to the Budget Acts of 1991, 1992, 1993, and 1994. Plaintiffs allege that the monetary transfers violated various statutes and provisions of the State Constitution.

         FISCAL YEAR 1997 - 1998. General Fund revenues and transfers for fiscal year 1997-98 were $55.0 billion, an 11.7% increase from the prior year. Expenditures for the 1997-98 fiscal year were $53.1 billion, an 8% increase. As of June 30, 1998, the General Fund balance was $2.8 billion. The General Fund ended the 1997-98 fiscal year with a cash surplus of $935 million, the first time the State has recorded a surplus without short-term borrowing in the last nine years.

         Overall, General Fund revenues and transfers represent nearly 80% of total revenues. The remaining 20% are special funds, dedicated to specific programs. The three largest revenue sources (personal income, sales, and bank and corporation) account for about 75% of total revenues.

         The 1997-98 fiscal year continued the trend of the past three years in which tax revenues to the General Fund exceeded levels that were anticipated when the budgets were enacted. These additional revenues totaled roughly $2.2 billion in 1997-98.

         1998-99 FISCAL YEAR. A revised balance of $618 million is expected in the General Fund Reserve for Economic Uncertainties at June 30, 1999. The balance in the General Fund at the end of fiscal year 1999 is forecast at $1.1 billion. For fiscal year 1998-99, the Governor's Budget assumes total General Fund revenues of $56.3 billion, a 2.4% net increase from 1997-98. This revised estimate reflects the impact of the tax relief legislation which reduces current year collections $851 million from the baseline estimate, with a more moderate revenue loss in the budget year. After accounting for non-economic factors, underlying General Fund revenue growth for 1998-99 is estimated at 4.0%. Special Fund revenues are estimated to be $15.2 billion and appropriated Special Fund expenditures are projected at $15.7 billion.

         K-12 education remains the state's top funding priority -- over 42 cents of every General Fund dollar is spent on K-12 education. Education, public safety, and health and human services expenditures constitute nearly 90% of all state General Fund expenditures. General Fund expenditures for 1998-99 were proposed in the following amounts and programs: $25.6 billion or 41.6% for K-12 education, $16.4 billion or 27% for health and human services, $7.7 billion or 12.8% for higher education, and $4.6 billion, or 7.5% for youth and correctional programs. The remaining expenditures were in areas such as business, transportation, housing, and environmental protection.

         Personal income tax revenues for 1998-99 are expected to reach $28.5 billion. Sales and use tax receipts are forecast at $18.6 billion, a 5.6% increase. Bank and corporation tax receipts are expected to reach $5.9 million, a 1.5% increase.

         DEBT ADMINISTRATION AND LIMITATION. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State Constitution prohibits the creation of indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. The State had $19.3 billion aggregate principal amount of general obligation bonds outstanding, and $14.3 billion authorized and unissued, as of December 31, 1997. Outstanding lease revenue bonds totaled $6.7 billion as of December 31, 1998, and are estimated to total $6.6 billion as of June 30, 1999.

         From July 1, 1997 to July 1, 1998, the State issued approximately $1.26 billion in non-self liquidating general obligation bonds and $1.0 billion in revenue bonds. Refunding bonds, which are used to refinance existing long-term debt, accounted for $1.0 billion of the general obligation bonds and $514 million of the revenue bonds.

         General Fund general obligation debt service expenditures for fiscal year 1997-98 were $1.865 billion, and are estimated at $1.926 billion for fiscal year 1998-99.

         The State's general obligation bonds have received ratings of "A1" by Moody's Investors Service, "A+" by Standard & Poor's and "AA+" by Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.).

SPECIAL FACTORS AFFECTING COLORADO INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses relating to Colorado Intermediate Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Colorado municipal obligations. Colorado Intermediate Tax Free Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Colorado municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Colorado. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Colorado. It should be noted that the creditworthiness of obligations issued by local Colorado issuers may be unrelated to the creditworthiness of obligations issued by the State of Colorado, and that there is no obligation on the part of the State of Colorado to make payment on such local obligations in the event of default.

         COLORADO FISCAL CONDITION. The Colorado Constitution allocates to the General Assembly legislative responsibility for appropriating State moneys to pay the expenses of State government. The fiscal year of the State is the 12-month period commencing July 1 and ending June 30. During the fiscal year for which appropriations have been made, the General Assembly may increase or decrease appropriations through supplementary appropriations.

         State general fund tax collections for fiscal year 1997-98 increased 15.4% over fiscal year 1996-97 to reach $5,401.2 million. The current estimate for fiscal year 1998-99 is $5,779.0 million, or an increase of 7.0%. State cash funds, which consist of a variety of program revenues, totalled $2,087.2 million for fiscal year 1997-98, and are projected to increase 4.5% for fiscal year 1998-99 to $2,181.2 million.

         The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. In addition, Article X, Section 20, of the State Constitution (see "-- State Constitutional Amendment" below) limits increases in expenditures of state general funds and cash revenues from year to year to the sum of State inflation plus the percentage change in population (adjusted for revenue changes approved by voters). Expenditures in fiscal year 1998-99 are limited to an increase of no more than 5.5% over 1997-98 expenditures. The 5.5% increase factor is equal to the sum of 1997 inflation of 3.3% and population growth of 2.2%. Based upon total general fund tax collections and state cash revenues for fiscal year 1997-98 of $7,435.2 million, expenditures for 1998-99 will be limited to $7,249.9 million. December 20, 1998 estimates show total revenues for the 1998-99 fiscal year to be $7,905.2 million, or $655.3 million over the limit. The 1998 fiscal year General Fund and program revenues (cash funds) were $563.2 million more than expenditures allowed under the spending limitation. This is the second time the State breached the limit since its implementation in 1992. This excess revenue of $563.2 million will be refunded to Colorado taxpayers during the 1999 tax filing season.

         STATE CONSTITUTIONAL AMENDMENT. Section 20, Article X of the Colorado Constitution (Amendment One") contains limitations on the ability of Districts," which are defined as Colorado State and local governments, to increase taxes and issue debt obligations, as well as limitations on spending and revenue generation. The amendment does not apply to Enterprises," which are defined as government-owned businesses that are authorized to issue their own revenue bonds and that receive under 10% of annual revenues in grants from all Colorado state and local governments combined.

         Amendment One limits the ability of Districts to increase taxes by providing that advance voter approval is required for "any new tax, tax rate increase, mill levy above that for the prior year, valuation for assessment ratio increase for a property class, or extension of an expiring tax, or a tax policy change directly causing a net tax revenue gain to any district." An additional limitation is placed on the maximum annual percentage increase in property tax revenue.

         Amendment One also imposes limitations on government borrowing. The amendment provides that Districts must have advance voter approval for the "creation of any multiple-fiscal year direct or indirect district debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years," except for refinancing District bonded debt at a lower interest rate or adding new employees to existing District pension plans. Prior to the adoption of Amendment One, voter approval was generally required only for the creation of general obligation debt.

         Spending limitations applicable to the State and separately to local governments are also included in Amendment One. The amendment provides that the maximum annual percentage change in each local District's Fiscal Year Spending shall equal inflation in the prior calendar year plus annual local growth, adjusted for revenue changes approved by voters after 1991 and certain other allowed adjustments. "Fiscal Year Spending" is defined as all District expenditures and reserve increases except refunds made in the current or next fiscal year, gifts, federal funds, collections for another government, pension contributions by employees and pension fund earnings, reserve transfers or expenditures, damage awards and property sales. If revenue from sources not excluded from Fiscal Year Spending exceeds the spending limit for a fiscal year, Amendment One provides that the excess must be refunded to taxpayers in the next fiscal year unless voters approve a revenue change as an offset.

         The state's refund for 1998-99 is more than a half-billion dollars, compared to only $139 million in fiscal year 1997 Refunds will continue for the next five years.

         COLORADO ECONOMY. Colorado's economic base is comprised of the mining, construction, real estate, business services, communications and recreational industries. The recessions in Asia and South American are expected to affect the West and Colorado more than the U.S., as a whole, as declines in tourism from these affected areas hurt the states in the Pacific and Southwest with the strongest economic ties.

         The State is also vulnerable to construction and real estate cycles. Colorado began its current construction expansion ahead of the U.S. Total construction is up 1% during 1998, through October, due to heavy construction such as dams, water supply systems, and roads. However, there are signs of weakness in residential, commercial and institutional construction.

         Colorado employment has slowed from 4.0% in 1997 to 3.7% in 1998. Total nonagricultural wage and salary employment was 2,057,800 as of September 1998. This was an increase of 61,000 from September 1997. Services and trade remain the two largest industries. Services employment comprised 30% of the total nonagricultural employment while the trade industry comprised 24%. The unemployment rate as of September 1998 was 3.5% (seasonally adjusted). This was an increase from September 1997 which had an unemployment rate of 3.2%.

         Total personal income in Colorado during 1998 is projected to increase of 7.7%, about the same rate as 7.6% reached in 1997. During 1997, total United States personal income increased 5.6% and is estimated to increase 4.9% in 1998. Preliminary estimates for Colorado personal income predict an annual growth rate of 7.2% for 1999.

         Total population in Colorado increased 2.2% during 1997. The preliminary estimate for total population increase for 1998 is 2.0%.

SPECIAL FACTORS AFFECTING MINNESOTA INTERMEDIATE TAX FREE FUND AND MINNESOTA TAX FREE FUND

         As described in the Prospectuses relating to Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund, except during temporary defensive periods, these Funds will invest most of their total assets in Minnesota municipal obligations. These Funds therefore are susceptible to political, economic and regulatory factors affecting issuers of Minnesota municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

         Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of industrial machinery, instruments and miscellaneous, food, paper and related industries, and printing and publishing. During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national employment growth, in large part due to declining agricultural employment. The rate of non-farm employment growth in Minnesota exceeded the rate of national growth, however, in the period of 1990 to 1997. The State's unemployment rate continues to be substantially less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average.

         The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. On a number of occasions in previous years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance November 1998 Forecast projects, under current laws, that the State will complete the June 30, 1999 biennium with an unrestricted balance of $953 million, plus a $350 million cash flow account balance, plus a $622 million budget reserve. Total General Fund expenditures and transfers for the biennium are projected to be $21.6 billion. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.

         State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, but generally the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota municipal obligations that are held by the Funds or the value or marketability of such obligations.

         Recent Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of the Minnesota municipal obligations that are held by the Funds. See "Distributions and Taxes".

SPECIAL FACTORS AFFECTING OREGON INTERMEDIATE TAX FREE FUND

         As described in the Prospectus relating to Oregon Intermediate Tax Free Fund, except during temporary defensive periods, Oregon Intermediate Tax Free Fund will invest most of its total assets in Oregon municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Oregon municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Oregon. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Oregon. It should be noted that the creditworthiness of obligations issued by local Oregon issuers may be unrelated to the creditworthiness of obligations issued by the State of Oregon, and that there is no obligation on the part of Oregon to make payment on such local obligations in the event of default.

         GENERAL ECONOMIC CONDITIONS. Oregon's December 1998 forecast issued by the Department of Administrative Services predicts that the state's economy is feeling the effects of the Asian recessions. High technology manufacturing, forest products, and agriculture have all been slowed by declining exports to Asia. Despite the State's economic slowdown, Oregon's construction sector has largely held up. However, it is not as strong either as in the mid-1990s. A key reason for stability in the construction sector is the housing market. Low mortgage rates and high affordability have sustained Oregon's long housing expansion. Housing starts are estimated to total 25,200 for 1998. Yet, overall, the state's 1999 measures of general economic activity are expected to be the weakest since 1991.

         A pattern of slowing growth is expected for both personal income and employment. Total non-farm wage and salary employment is projected to increase 2.6% for 1998, down from 3.4% in 1997. Job growth is expected to slow further to 1.3% in 1999. Personal income will grow a projected 5.1% for 1998 and 4.0% for 1999, down from 6.5% growth in 1997. The State's population is forecast to increase 1.3% in 1998, up slightly from an estimated 1.1% in 1997.

         Oregon's unemployment rate increased slightly from 5.5% in November 1997 to 5.6% in November 1998. This is much higher than the national unemployment rates of 4.6% in November 1997 and 4.4% in November 1998.

         The statewide timber harvest is expected to be 3.89 billion board feet for 1998 and 3.83 billion board fee for 1999, a slight decrease from 4.13 billion board feet in 1997. The 1997 statewide timber harvest was an increase of 5.0% from 1996. In the agricultural industry, cash commodities include farm forest products, cattle and calves, nursery crops, dairy, wheat, potatoes, alfalfa hay, and perennial rye grass seed.

         BUDGETARY PROCESS. The Oregon budget is approved on a biennial basis by separate appropriation measures. A biennium begins July 1 and ends June 30 of odd-numbered years. Measures are passed for the approaching biennium during each regular Legislative session, held beginning in January of odd-numbered years.

         Because the Oregon Legislative Assembly meets in regular session for approximately six months of each biennium, provision is made for interim funding through the Legislative Emergency Board. The Emergency Board is authorized to make allocations of General Fund monies to State agencies from the State Emergency Fund. The Emergency Board may also authorize increases in expenditure limitations from Other or Federal Funds (dedicated or continuously appropriated funds), and may take other actions to meet emergency needs when the Legislative Assembly is not in session. The most significant feature of the budgeting process in Oregon is the constitutional requirement that the budget be in balance at the end of each biennium. Because of this provision, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium.

         REVENUE AND EXPENDITURES. The Oregon Biennial budget is a two-year fiscal plan balancing proposed spending against expected revenues. The total budget consists of three segments distinguished by source of revenues: program supported by General Fund revenues; programs supported by Other Funds (dedicated fund) revenues, including lottery funds; and, Federal Funds. General Fund revenue totaled $7,731.58 million for the 1995-1997 biennium.

         General Fund revenue is projected to be $8,292.4 million for the 1997-99 biennium. The beginning balance is estimated at $800.1 million for a total General Fund resource estimate of $9,092.6 million. The December 1997-99 General Fund revenue estimate is $67 million higher than the 1997 Close of Session (COS) forecast. The ending balance is now estimated to be $359 million.

         The State is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these legal proceedings, no provision for these potential liabilities has been recorded in the publicly disclosed financial statements.

         In the November 1994 general election, Oregonians approved a ballot measure, introduced through the initiative process, that will have, or may have, a material financial impact on the State. "Measure 11" amends Oregon statutes to require mandated minimum sentences for certain felonies, effective April 1, 1995. "Measure 11" creates a need for an estimated 6,085 new prison beds by the year 2001 and calls for State correction facility construction costs of approximately $462 million in the next five years. The State also estimates increases in State expenditures for correctional operations, beginning with an increase of $3.2 million in fiscal year 1996, with accelerating costs that should peak at an annual increase of up to $101.6 million by fiscal year 2001. Because these demands will be made by on the State General Fund, they will reduce amounts that otherwise would be available in the future for the Oregon Legislative Assembly to appropriate for other purposes.

         In November of 1996, voters approved Ballot Measure 47, the property tax cut and cap. It will reduce revenues to schools, cities and counties by as much as $1 billion and put pressure on the General Fund to make up some or all of the difference.

         Ballot Measure 50, passed by Oregon voters in May of 1997, limits the taxes a property owner must pay. It limits taxes on each property by rolling back the 1997-98 assessed value of each property to 90% of its 1995-96 value. The measure also limits future growth on taxable value to 3% a year, with exceptions for items such as new construction, remodeling, subdivisions, and rezoning. It establishes permanent tax rates for Oregon's local taxing districts, yet allows voters to approve new, short-term option levies outside the permanent rate limit if approved by a majority of a 50% voter turnout.

         DEBT ADMINISTRATION AND LIMITATION. Oregon statutes give the State Treasurer authority to review and approve the terms and conditions of sale for State agency bonds. The Governor, by statute, seeks the advice of the State Treasurer when recommending the total biennial bonding level for State programs. Agencies may not request that the Treasurer issue bonds or certificates of requirements for state agencies on proposed and outstanding debt. Statutes contain management and reporting requirements for state agencies on proposed and outstanding debt.

         A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval or a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the state may issue up to $50,000 of general obligation debt without specific voter approval. The State Legislative

Assembly has the right to place limits on general obligation bond programs which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of statewide True Cash Value (TCV) of taxable property. Revenue bonds usually are limited by the Legislative Assembly to a specific dollar amount.

         The State's constitution authorizes the issuance of general obligation bonds for financing community colleges, highway construction, and pollution control facilities. Higher education institutions and activities and community colleges are financed through an appropriation from the General Fund. Facilities acquired under the pollution control program are required to conservatively appear to be at least 70% self-supporting and self-liquidating from revenues, gifts, federal government grants, user charges, assessments, and other fees.

         Additionally, the State's constitution authorizes the issuance of general obligation bonds to make farm and home loans to veterans, provide loans for state residents to construct water development projects, provide credit for multi-family housing for elderly and disabled persons, and for small scale local energy projects. These bonds are self-supporting and are accounted for as enterprise funds. Certain provisions of the Water Resources general obligation bond indenture conflict with State statutes. Upon the advice of the Attorney General, the method of handling investment interest is in compliance with the statutes rather than the bond indenture. Currently there is litigation pending against the State concerning this treatment of the investment interest.

         The State's constitution further authorizes the issuance of general obligation bonds for financing higher education building projects, facilities, institutions, and activities. As of September 1, 1997, the total balance of general obligation bonds was $3.26 billion. The debt service requirements for general obligation bonds, including interest of approximately $2.39 billion, as of September 1, 1997, was $5.66 billion.

         In addition to general obligation and direct revenue bonds, the State of Oregon issues industrial development revenue bonds ("IDBs"), Oregon Mass Transportation Financing Authority revenue bonds and Health, Housing, Educational and Cultural Facilities Authority ("HHECFA") revenue bonds. The IDBs are issued to finance the expansion, enhancement or relocation of private industry in the State. Before such bonds are issued, the project application must be reviewed and approved by both the Oregon State Treasury and the Oregon Economic Development Commission. Strict guidelines for eligibility have been developed to ensure that the program meets a clearly defined development objective. IDBs issued by the State are secured solely by payments from the private company and there is no obligation, either actual or implied, to provide state funds to secure the bonds. The Oregon Mass Transportation Financing Authority ("OMTFA") reviews financing requests from local mass transit districts and may authorize issuance of revenue bonds to finance eligible projects. The State has no financial obligation for these bonds, which are secured solely by payments from local transit districts.

         The State is statutorily authorized to enter into financing agreements through the issuance of certificates of participation. Certificates of participation have been used for the acquisition of computer systems by the Department of Transportation, Department of Administrative Services, and the Department of Higher Education. Also, certificates of participation have been used for the acquisition or construction of buildings by the Department of Administrative Services, Department of Fish and Wildlife, Department of Corrections, State Police, and Department of Higher Education. Further, certificates of participation were used in the acquisition of telecommunication systems by the Department of Administrative Services and the Adult & Family Services Division. As of September 1, 1997, the certificates of participation debt totaled $634.9 million. The debt service requirements for certificates of participation for 1995-1997 is estimated at $70.1 million.

         HHECFA is a public corporation created in 1989, and modified in 1991, to assist with the assembling and financing of lands for health care, housing, educational and cultural uses and for the construction and financing of facilities for such uses. The Authority reviews proposed projects and makes recommendations to the State Treasurer as to the issuance of bonds to finance proposed projects. The State has no financial obligation for these bonds, which are secured solely by payments from the entities for which the projects were financed.

         The Treasurer on behalf of the State may also issue federally taxable bonds in those situations where securing a federal tax exemption is unlikely or undesirable; regulate "current" as well as "advance" refunding bonds; enter into financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approve certificates of participation with respect to the financing agreements. Amounts payable by the State under a financing agreement are limited to funds appropriated or otherwise made available by the Legislative Assembly for such payment. The principal amount of such financing agreements are treated as bonds subject to maximum annual bonding levels established by the Legislative Assembly under Oregon statute.

         Each of Fitch, Moody's and Standard & Poor's has assigned their municipal bond ratings of "AA," "Aa," and "AA," respectively.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 9 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

         1. Except for California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund and Tax Free Fund (collectively, the "Tax Free Funds") and for Technology Fund and Health Sciences Fund, invest in any securities if, as a result, 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in any one industry, except that Real Estate Securities Fund will invest without restriction in issuers principally engaged in the real estate industry. Neither Intermediate Tax Free Fund nor Tax Free Fund will invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment of the location of the project or facility which may be the subject of the obligation). None of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund and Minnesota Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of each such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

         2. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 below and except to the extent that using options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

         3. Borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets except that Strategic Income Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to service such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, no Fund will make additional investments while its borrowings exceed 5% of total assets.)

         4.       Make short sales of securities.

         5. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Markets Fund, International Fund, Technology Fund and Strategic Income Fund as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

         6. Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict any Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices) or any security which is collateralized or otherwise backed by physical commodities.

         7. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in or hold real estate or interests therein, and except that the Funds (other than Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Micro Cap Value Fund, Regional Equity Fund, Small Cap Value Fund, Emerging Markets Fund, International Index Fund, Minnesota Tax Free Fund and Tax Free
                  Fund) may invest in mortgage-backed securities.

         8. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the disposition of portfolio securities.

         9. Lend any of their assets, except portfolio securities representing up to one-third of the value of their total assets.

         The following restriction is non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote. None of the Funds will invest more than 15% of its net assets in all forms of illiquid investments.

         For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 940 A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994 and of First American Investment Funds, Inc. ("FAIF") since September 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 55.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997; Vice President North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President Customer Service for United Airlines in the West Region in San Francisco and the Mountain Region in Denver, Colorado; employee at United Airlines since 1967. Age: 51.

         David T. Bennett, 3400 City Center, 33 South Sixth Street, Minneapolis, Minnesota 55402: Director of FAIF, FAF and FASF since August 1998; Of Counsel, Gray, Plant, Mooty, Mooty & Bennett P.A. Prior to August 1998, Mr. Bennett served as a director of Piper Funds Inc., Piper Funds Inc. II, Piper Global Funds Inc., Piper Institutional Funds Inc., and various other Piper closed-end investment companies. Age 56.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 50.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 56.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Age: 63.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June

1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law.
Age: 57.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Chair of FAIF's, FAF's and FASF's Boards since September 1997; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 53.

EXECUTIVE OFFICERS

         Mark Nagle, SEI Investments Company, Oaks, Pennsylvania 19456; President of FAIF, FAF and FASF since September 1998; Vice President of the Administrator and Distributor since November 1996; Vice President of Fund Accounting, BISYS Fund Services, Inc., from November 1995 to November 1996; Senior Vice President, Fidelity Investments, prior to November 1995. Age: 40.

         Joseph M. O'Donnell, Vice President and Assistant Secretary of FAIF, FAF and FASF beginning in February 1998; Vice President and Assistant Secretary of the Administrator and Distributor since January 1998; Vice President and General Counsel, FPS Services, Inc. from 1993 to 1997; Staff Counsel and Secretary, Provident Mutual Family of Funds from 1990 to 1993. Age: 45.

         Michael G. Beattie, SEI Investments Company, Oaks, Pennsylvania 19456; Controller and Assistant Treasurer of FAIF, FAF and FASF since December 1997; Associate Director, Fund Accounting, SEI Investments Company since July 1997; prior to his current position, served most recently as Fund Accounting Manager of SEI (1993-1997); Registered Representative, First Investors, from 1988 to 1990. Age: 33.

         Lydia A. Gavalis, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor each since January 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998. Age: 35.

         Lynda J. Streigel, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor since January 1998; Senior Asset Management Counsel, Barnett Banks, Inc. from 1993 to 1997; Partner, Groom and Nordberg, Chartered from 1996 to 1997; and Associate General Counsel, Riggs Bank, N.A. from 1992 to 1995.
Age: 51.

         Kathy Heilig, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company from 1995 to 1997; and Vice President of SEI Investments Company from 1991 to 1995.
Age: 41.

         James R. Foggo, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF since September 1998; Vice President and Assistant Secretary of the Administrator and Distributor since September 1998; Associate Attorney, Paul, Weiss, Rifkind, Wharton and Garrison from January 1998 to August 1998; Associate Attorney, Baker & McKenzie from January 1995 to January 1998. Age: 34.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 53.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAIF, FAF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF and FASF collectively (column 5) during the fiscal year ended September 30, 1998. No executive officer or affiliated person of FAIF had aggregate compensation from FAIF in excess of $60,000 during such fiscal year:

              (1)                       (2)               (3)                (4)                  (5)
                                                       PENSION OR
                                                       RETIREMENT                         TOTAL COMPENSATION
                                     AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM REGISTRANT AND
                                   COMPENSATION     AS PART OF FUND     BENEFITS UPON      FUND COMPLEX PAID
    NAME OF PERSON, POSITION      FROM REGISTRANT      EXPENSES          RETIREMENT          TO DIRECTORS
-------------------------------   ---------------   ----------------   ----------------   -------------------
Robert J. Dayton, Director        $        23,361                -0-                -0-   $            53,100
Roger A. Gibson, Director                  19,709                -0-                -0-                44,800
David T. Bennett, Director                  4,729                -0-                -0-                10,750
Andrew M. Hunter III, Director             21,667                -0-                -0-                49,250
Leonard W. Kedrowski, Director             24,505                -0-                -0-                55,700
Robert L. Spies, Director                  22,635                -0-                -0-                51,450
Joseph D. Strauss, Director                27,573                -0-                -0-                62,675
Virginia L. Stringer, Director             31,672                -0-                -0-                72,000


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         U.S. Bank National Association (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment Advisor and manager of the Funds through its First American Asset Management group. The Advisor is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Advisor is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. USB operates five banks and eleven trust companies with offices in 17 contiguous states from Illinois to Washington. USB also has various other subsidiaries engaged in financial services. At December 31, 1998, on a pro forma combined basis, USB and its consolidated subsidiaries had consolidated assets of approximately $67.5 billion, consolidated deposits of $48.2 billion and shareholders' equity of $5.8 billion.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), the Funds engage the Advisor to act as investment Advisor for and to manage the investment of the assets of the Funds. Each Fund, other than International Fund, pays the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. Emerging Markets Fund and International Fund pay the Advisor monthly fees calculated on an annual basis equal to 1.25% of their respective average daily net assets. The Advisory Agreement requires the Advisor to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

         Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the court or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998:

                                          YEAR ENDED                YEAR ENDED                YEAR ENDED
                                      SEPTEMBER 30, 1996        SEPTEMBER 30, 1997        SEPTEMBER 30, 1998
                                    -----------------------   -----------------------   -----------------------
                                         ADVISORY FEE              ADVISORY FEE              ADVISORY FEE
                                    -----------------------   -----------------------   -----------------------
                                     BEFORE        AFTER        BEFORE       AFTER        BEFORE       AFTER
                                     WAIVER        WAIVER       WAIVER       WAIVER       WAIVER       WAIVER
                                    ---------    ----------   ----------   ----------   ----------   ----------
Balanced Fund...................   $1,935,552    $1,680,465   $2,969,361   $2,633,982   $4,180,744   $3,605,822
Equity Income Fund..............      447,530       316,928    1,471,595    1,105,166    2,807,799    2,340,742
Equity Index Fund...............    2,033,763       452,121    3,273,380      822,100    6,944,675    1,728,802
Large Cap Growth Fund...........    1,327,317     1,072,105    3,690,541    3,206,103    5,350,388    4,849,232
Large Cap Value Fund............    2,987,619     2,624,360    6,016,828    5,258,308   10,557,867    9,380,815
Mid Cap Growth Fund.............            *             *            *            *    2,121,828(4) 2,100,572(4)
Mid Cap Value Fund..............    1,583,474     1,583,474    3,025,411    3,002,763    4,518,491    4,499,104
Micro Cap Value Fund............            *             *      241,606      182,150    1,401,567    1,400,679
Regional Equity Fund............    2,009,755     1,952,912    2,402,445    2,384,184    2,714,762    2,673,547
Small Cap Growth Fund(1)........      374,771       834,130      819,610                   398,861      273,024
Small Cap Value Fund............           --            --    1,288,688(2) 1,287,355(2) 2,861,342(3) 2,795,846(3)
Emerging Markets Fund...........                                                           123,423(4)         0
International Fund..............    1,473,242     1,473,242    2,143,703    2,143,703    4,152,050    3,761,297
International Index Fund........           --       408,101      210,642(2)                798,785(3)   557,647(3)
Health Sciences Fund............       48,383       (19,192)     238,884      189,036      263,071      243,244

                                              YEAR ENDED                YEAR ENDED                YEAR ENDED
                                          SEPTEMBER 30, 1996        SEPTEMBER 30, 1997        SEPTEMBER 30, 1998
                                        -----------------------   -----------------------   -----------------------
                                             ADVISORY FEE              ADVISORY FEE              ADVISORY FEE
                                        -----------------------   -----------------------   -----------------------
                                         BEFORE        AFTER        BEFORE       AFTER        BEFORE       AFTER
                                         WAIVER        WAIVER       WAIVER       WAIVER       WAIVER       WAIVER
                                        ---------    ----------   ----------   ----------   ----------   ----------
Real Estate Securities Fund...........     (1,797)      216,398      141,149                   448,259      368,112
Technology Fund.......................    345,213       291,109      872,103      843,048    1,023,293    1,017,496
Adjustable Rate Mortgage Securities
Fund..................................                                                         628,312(4)     546,076(4)
Fixed Income Fund.....................  2,619,764     1,980,027    4,163,377    3,118,330    7,919,082    6,074,019
Intermediate Government Bond Fund.....    861,440       640,855    1,205,293      908,919    1,532,407    1,158,021
Intermediate Term Income Fund.........    692,483       510,735    1,097,629      756,616    3,051,944    2,336,617
Limited Term Income Fund..............    493,749       826,265      477,717                 1,318,172      802,647
Strategic Income Fund.................                                                         121,401       96,427
California Intermediate Tax Free Fund.          *             *       32,438       13,450      243,857      152,957
Colorado Intermediate Tax Free Fund...    362,608       243,815      381,297      265,043      421,494      289,302
Intermediate Tax Free Fund............                                                       3,150,791    2,427,240
Minnesota Intermediate Tax Free Fund..    562,547       378,439    1,853,372    1,326,104    2,203,876    1,687,229
Minnesota Tax Free Fund...............                                                         687,617(4)   639,522(4)
Oregon Intermediate Tax Free Fund.....          *             *      180,599       80,601    1,271,276      949,861
Tax Free Fund.........................                                                         240,188(4)   210,860(4)

*Fund was not in operation during this fiscal year.

(1) Piper Small Company Growth Fund is the financial reporting survivor of Small Cap Growth Fund. The total advisory fees for Piper Small Company Growth Fund for the fiscal years ended September 30, 1996 and September 30, 1997 were $307,937 and $223,793, respectively.

(2)      For the four month period from August 1, 1997 to November 30, 1997.

(3)      For the ten month period from December 1, 1997 to September 30, 1998.

(4) Includes advisory fees paid to Piper Capital Management Inc., of the Fund's predecessor arising from a merger transaction between certain FAIF Funds and Piper Funds Inc., Piper Funds II Inc., Piper Institutional Funds Inc. and Piper Global Funds Inc.


                SUB-ADVISORY AGREEMENT FOR EMERGING MARKETS FUND,
                  INTERNATIONAL FUND AND STRATEGIC INCOME FUND

         Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801 ("Marvin & Palmer") is sub-advisor for Emerging Markets Fund and International Fund under an agreement with the Advisor (the "Marvin & Palmer Sub-Advisory Agreement"). Marvin & Palmer, a privately-held company, was founded in 1986 by David F. Marvin and Stanley Palmer. Marvin & Palmer is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At December 31, 1998, Marvin & Palmer managed a total of approximately $7 billion in investments for over 61 institutional investors. Pursuant to the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is responsible for the investment and reinvestment of Emerging Markets Fund's and International Fund's assets and the placement of brokerage transactions in connection therewith. Under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the Board to determine the adherence of Emerging Markets Fund and International Fund to their respective investment objectives, policies and restrictions. The Marvin & Palmer Sub-Advisory Agreement also requires Marvin & Palmer to provide all office space, personnel and facilities necessary and incident to Marvin & Palmer's performance of its services under the Marvin & Palmer Sub-Advisory Agreement.

         For its services to International Fund under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.50% of International Fund's average daily net assets in excess of $100 million up to $300 million, 0.45% of International Fund's average daily net assets in excess of $300 million up to $500 million and 0.40% of International Fund's average daily net assets in excess of $500 million.

         For its services to Emerging Markets Fund under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

         Federated Investment Counseling, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 and Federated Global Research Corp., 175 Water Street, New York, New York 10038-4965 (collectively, the "Sub-Advisors"), each subsidiaries of Federated Investors ("Federated") are sub-advisors for Strategic Income Fund under an agreement with the Advisor (the "Federated Sub-Advisory Agreement"). Federated Investment Counseling, which is a Delaware business trust, and Federated Global Research Corp., which is a Delaware corporation, are each registered investment advisors under the 1940 Act. As of March 31, 1998, Federated Investment Counseling, Federated Global Research Corp. and such other subsidiaries of Federated rendered investment advice regarding over $1.26 billion of assets. Pursuant to the Federated Sub-Advisory Agreement, Federated Investment Counseling is responsible for investment of the high yield portion of Strategic Income Fund's assets and Federated Global Research Corp. is responsible for the investment of the international portion of Strategic Income Fund's assets. Under the Federated Sub-Advisory Agreement, the Sub-Advisors are required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the board to determine the adherence of Strategic Income Fund to its investment objectives, policies and restrictions. The Federated Sub-Advisory Agreement also requires the Sub-Advisors to provide all office space, personnel and facilities necessary and incident to the Sub-Advisor's performance of their services under the Federated Sub-Advisory Agreement.

         For their services under the Sub-Advisory Agreement, the Sub-Advisors are paid a monthly fee by the Advisor calculated on an annual basis equal to 0.40% of the first $25 million of Strategic Income Fund's average daily net assets, 0.33% of Strategic Income Fund's average daily net assets in excess of $25 million up to $50 million, 0.26% of Strategic Income Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of Strategic Income Fund's average daily net assets in excess of $100 million.

ADMINISTRATION AGREEMENT

         SEI Investments Management Corporation (the "Administrator") serves as administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' distributor. See "-- Distributor and Distribution Plans" below. Under the Administration Agreement, the Administrator provides administrative personnel and services to the Funds for a fee as described in the Funds' Prospectuses. These services include, among others, regulatory reporting, fund and portfolio accounting, shareholder reporting services, and compliance monitoring services. FAIF pays to the Administrator an administrative fee equal to (i) .12% of each Fund's average daily net assets until aggregate net assets of all Funds exceed $8 billion and (ii) .105% to the extent aggregate net assets of all Funds exceed $8 billion.

         The Funds have approved the appointment of the Advisor as a sub-administrator (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in the performance of administrative services for the Funds.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998:

                                                                YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                 SEPT. 30,         SEPT. 30,       SEPT. 30,
                                                                   1996              1997            1998
                                                              -------------     -------------    -------------
Balanced Fund.............................................    $     328,792     $     483,173    $     657,769
Equity Income Fund........................................           76,098           238,527          442,245
Equity Index Fund.........................................          345,460           532,263        1,091,829
Large Cap Growth Fund.....................................          225,373           599,349          842,335
Large Cap Value Fund......................................          507,743           977,071        1,660,665
Mid Cap Growth Fund.......................................                *                 *          210,497(4)
Mid Cap Value Fund........................................          269,161           491,566          711,009
Micro Cap Value Fund......................................                *            38,730(3)       220,699
Regional Equity Fund......................................          341,361           390,986          427,369
Small Cap Growth Fund(1)..................................           70,492           135,387           61,021
Small Cap Value Fund......................................               --           209,129(2)       449,312
Emerging Markets Fund.....................................                *                 *           42,593(4)
International Fund........................................          140,215           195,362          366,970
International Index Fund..................................               --            86,702(2)       125,892
Health Sciences Fund......................................           33,059            48,839           41,425
Real Estate Securities Fund...............................           50,010            49,002           70,555
Technology Fund...........................................           61,764           141,679          161,074
Adjustable Rate Mortgage Securities Fund..................                *                 *          138,302(4)
Fixed Income Fund.........................................          445,300           676,891        1,245,286
Intermediate Government Bond Fund.........................          146,381           196,129          241,022
Intermediate Term Income Fund.............................          117,703           178,052          480,270
Limited Term Income Fund..................................          135,704           134,340          207,448
Strategic Income Fund.....................................                *                 *           18,848
California Intermediate Tax Free Fund.....................                *             5,200           38,445
Colorado Intermediate Tax Free Fund.......................           61,659            62,075           66,315
Intermediate Tax Free Fund................................                *                 *          496,225
Minnesota Intermediate Tax Free Fund......................           95,590           301,176          346,914
Minnesota Tax Free Fund...................................                *                 *          106,844(4)
Oregon Intermediate Tax Free Fund.........................                *            28,951          200,197
Tax Free Fund.............................................                *                 *           40,574(4)

---------------
*        Fund was not in operation during this fiscal year.

(1) On July 31, 1998, Piper Small Company Growth Fund and Small Cap Growth Fund consummated a reorganization transaction pursuant to which shares of Piper Small Company Growth Fund were exchanged for shares of Small Cap Growth Fund. Piper Small Company Growth Fund is the financial reporting survivor of Small Cap Growth Fund. During the foregoing fiscal years, Piper Small Company Growth Fund did not pay any administration fees.

(2)      For the four month period from August 1, 1997 to November 30, 1997.

(3)      Commenced operations on August 8, 1997.

(4) Includes administrative fees paid to the administrator of the Fund's predecessor arising from a merger transaction between certain FAIF Funds and Piper Funds Inc., Piper Funds II Inc., Piper Institutional Funds Inc. and Piper Global Funds Inc.

DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Investments Distribution Co. (the "Distributor") serves as the distributor for the Class A, Class B and Class Y Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "-- Administration Agreement" above.

         The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated February 10, 1994 (the "Class A/Class Y Distribution Agreement") between itself and the Funds, and as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated August 1, 1994, as amended September 14, 1994 (the "Class B Distribution and Service Agreement") between itself and the Funds. In addition, the Distributor serves as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated December 9, 1998 ("Class C Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A, Class B and Class C Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Distributor receives no compensation for distribution of the Class Y Shares. With respect to the Class A Shares, the Distributor receives all of the front-end sales charges paid upon purchase of the Funds' shares except for a portion (as disclosed in the Prospectuses) which may be re-allowed to Participating Institutions. The Class A Shares of each Fund also pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.25% of each Fund's Class A average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of each Fund for that month.

         The Class B and Class C Shares of each Fund pay to the Distributor a sales support fee at an annual rate of 0.75% of the average daily net assets of the respective Class B and Class C Shares of such Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B and Class C Shares. This fee is calculated and paid each month based on average daily net assets of the respective Class B and Class C Shares of each Fund for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's respective Class B and Class C Shares pursuant to a service plan (the "Class B and Class C Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B and Class C Shares of a Fund. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. Although Class B Shares are sold without a front-end sales charge, the Distributor pays a total of 4.25% of the amount invested (including a pre-paid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The Distributor also receives any contingent deferred sales charge paid with respect to sales of Class B and Class C Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         The following tables set forth the amount of underwriting commissions paid by each Fund and the amount of such commissions retained by SEI Investments Distribution Co., the Funds' principal underwriter.

                                                              TOTAL UNDERWRITING COMMISSIONS
                                            -------------------------------------------------------------------
                                             FISCAL YEAR ENDED       FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                             SEPTEMBER 30, 1996     SEPTEMBER 30, 1997      SEPTEMBER 30, 1998
                                            --------------------    -------------------    --------------------
Balanced Fund                               $            114,508    $           260,351    $          1,388,236
Equity Income Fund                          $             14,818    $            32,893    $            298,410
Equity Index Fund                           $             75,453    $           144,427    $          1,940,988
Large Cap Growth Fund                       $            320,420    $            25,408    $            232,067
Large Cap Value Fund                        $            143,100    $           244,029    $          1,359,139
Mid Cap Growth Fund                         $                 --    $                --    $                 --
Mid Cap Value Fund                          $             96,269    $           210,081    $          1,110,165
Micro Cap Value Fund                        $                 --    $               832    $             19,973
Regional Equity Fund                        $            257,101    $            55,253    $            388,904
Small Cap Growth Fund                       $              9,788    $            13,289    $             51,922
Small Cap Value Fund                        $                 --    $                --    $            120,770
Emerging Markets Fund                       $                 --    $                --    $                 --
International Fund                          $             14,346    $            11,830    $             66,662
International Index Fund                    $                 --    $                --    $             15,154
Health Sciences Fund                        $              5,484    $             3,150    $             30,570
Real Estate Securities Fund                 $              3,162    $            35,002    $            162,439
Technology Fund                             $                 --    $                --    $            130,824
Adjustable Rate Mortgage Securities Fund    $                 --    $                --    $                 --
Fixed Income Fund                           $             49,830    $            10,441    $            235,845
Intermediate Government Bond Fund           $             12,545    $            12,070    $             34,702
Intermediate Term Income Fund               $              7,620    $                --    $              1,344
Limited Term Income Fund                    $              3,806    $               478    $                759
Strategic Income Fund                       $                 --    $                --    $                 --
California Intermediate Tax Free Fund       $                 --    $                27    $                 --
Colorado Intermediate Tax Free Fund         $             21,889    $            17,044    $             19,530
Intermediate Tax Free Fund                  $              7,737    $            12,628    $             44,172
Minnesota Intermediate Tax Free Fund        $             15,696    $            15,797    $             27,430
Minnesota Tax Free Fund                     $                 --    $                --    $                 --
Oregon Intermediate Tax Free Fund           $                 --    $                --    $                 --
Tax Free Fund                               $                 --    $                --    $                 --

                                                                 UNDERWRITING COMMISSIONS
                                                                RETAINED BY THE UNDERWRITER
                                            -------------------------------------------------------------------
                                             FISCAL YEAR ENDED       FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                             SEPTEMBER 30, 1996     SEPTEMBER 30, 1997      SEPTEMBER 30, 1998
                                            --------------------    -------------------    --------------------
Balanced Fund                               $             12,531    $            28,690    $             64,621
Equity Income Fund                          $              1,652    $             3,625    $             18,985
Equity Index Fund                           $              8,473    $            16,016    $            101,556
Large Cap Growth Fund                       $              3,396    $             2,816    $             10,315
Large Cap Value Fund                        $             14,952    $            27,240    $             52,979
Mid Cap Growth Fund                         $                 --    $                --    $                 --
Mid Cap Value Fund                          $             10,712    $            23,420    $             88,234
Micro Cap Value Fund                        $                 --    $                88    $              1,161
Regional Equity Fund                        $             28,378    $             6,197    $              8,179
Small Cap Growth Fund                       $              1,096    $             1,459    $              3,092
Small Cap Value Fund                        $                 --    $                --    $             13,051
Emerging Markets Fund                       $                 --    $                --    $                 --
International Fund                          $              1,584    $             1,403    $              6,734
International Index Fund                    $                 --    $                --    $              1,026
Health Sciences Fund                        $                600    $               363    $              1,572
Real Estate Securities Fund                 $                 --    $             3,812    $              1,613
Technology Fund                             $                 --    $                --    $              2,825
Adjustable Rate Mortgage Securities Fund    $                 --    $                --    $                 --
Fixed Income Fund                           $              5,248    $               384    $              8,577
Intermediate Government Bond Fund           $              1,293    $             1,658    $              4,043
Intermediate Term Income Fund               $                779    $                --    $                150
Limited Term Income Fund                    $                357    $                26    $                 73
Strategic Income Fund                       $                 --    $                --    $                  2
California Intermediate Tax Free Fund       $                 --    $                 3    $                  3
Colorado Intermediate Tax Free Fund         $              2,314    $             1,285    $              2,330
Intermediate Tax Free Fund                  $                725    $             1,385    $              4,859
Minnesota Intermediate Tax Free Fund        $              1,704    $             1,760    $              4,094
Minnesota Tax Free Fund                     $                 --    $                --    $                 --
Oregon Intermediate Tax Free Fund           $                 --    $                --    $                 --
Tax Free Fund                               $                 --    $                --    $                 --

         SEI Investments Distribution Co. received the following compensation from each Fund during its most recent fiscal year.

                                           NET             COMPENSATION
                                       UNDERWRITING       ON REDEMPTIONS
                                      DISCOUNTS AND            AND              BROKERAGE            OTHER
                                       COMMISSIONS         REPURCHASES         COMMISSIONS       COMPENSATION
                                     ----------------   ------------------   ----------------   ---------------
Balanced Fund                        $      1,297,522   $           90,714   $         33,756   $           --
Equity Income Fund                   $        270,775   $           27,636   $          4,194   $           --
Equity Index Fund                    $      1,847,375   $           93,613   $            --    $           --
Large Cap Growth Fund                $        198,620   $           33,447   $         68,665   $           --
Large Cap Value Fund                 $      1,179,361   $          179,778   $        207,258   $           --
Mid Cap Growth Fund                  $            --    $              --    $            --    $           --
Mid Cap Value Fund                   $        983,057   $          127,108   $         89,426   $           --
Micro Cap Value Fund                 $         19,888   $               85   $            --    $           --
Regional Equity Fund                 $        277,599   $          111,305   $            --    $           --
Small Cap Growth Fund                $         48,872   $            3,050   $            --    $           --
Small Cap Value Fund                 $        120,054   $              716   $            --    $           --
Emerging Markets Fund                $            --    $              --    $            --    $           --
International Fund                   $         58,662   $            8,000   $            --    $           --
International Index Fund             $         15,154   $              --    $            --    $           --
Health Sciences Fund                 $         29,680   $              890   $          1,320   $           --
Real Estate Securities Fund          $         44,958   $           17,482   $            --    $           --
Technology Fund                      $         94,839   $           35,985   $          9,000   $           --
Adjustable Rate Mortgage
Securities Fund                      $            --    $              --    $            --    $           --
Fixed Income Fund                    $        160,146   $           73,699   $            --    $           --
Intermediate Government Bond
Fund                                 $         34,702   $              --    $            --    $           --
Intermediate Term Income Fund        $          1,344   $              --    $            --    $           --
Limited Term Income Fund             $            759   $              --    $            --    $           --
Strategic Income Fund                $             22   $              --    $            --    $           --
California Intermediate Tax Free
Fund                                 $             28   $              --    $            --    $           --
Colorado Intermediate Tax Free
Fund                                 $         19,530   $              --    $            --    $           --
Intermediate Tax Free Fund           $         44,172   $              --    $            --    $           --
Minnesota Intermediate Tax Free
Fund                                 $         27,430   $              --    $            --    $           --
Minnesota Tax Free Fund              $            --    $              --    $            --    $           --
Oregon Intermediate Tax Free
Fund                                 $            --    $              --    $            --    $           --
Tax Free Fund                        $            --    $              --    $            --    $           --

         FAIF has adopted Plans of Distribution with respect to the Class A, Class B and Class C Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following table sets forth the total Rule 12b-1 fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998 with respect to the Class A Shares and the Class B Shares of the Funds. Please note that as of September 30, 1998, there were no Class C Shares outstanding. As noted above, no distribution fees are paid with respect to Class Y Shares of the Funds.

                                          YEAR ENDED                YEAR ENDED                YEAR ENDED
                                      SEPTEMBER 30, 1996        SEPTEMBER 30, 1997        SEPTEMBER 30, 1998
                                    -----------------------   -----------------------   -----------------------
                                        RULE 12b-1 FEES           RULE 12b-1 FEES           RULE 12b-1 FEES
                                    -----------------------   -----------------------   -----------------------
                                     CLASS A      CLASS B      CLASS A      CLASS B      CLASS A      CLASS B
                                     SHARES        SHARES       SHARES       SHARES       SHARES       SHARES
                                    ---------    ----------   ----------   ----------   ----------   ----------
Balanced Fund...................... $  43,620    $   83,213   $   65,211   $  284,082   $  122,168   $  570,281
Equity Income Fund.................     5,787        24,127       10,355       50,769       25,185       78,673
Equity Index Fund..................    10,536        43,676       24,989      139,149       90,541      352,463
Large Cap Growth Fund..............    10,113        36,952       21,223       75,168      101,527      108,747
Large Cap Value Fund...............    44,423       148,550       82,694      367,871      218,512      613,014
Mid Cap Growth Fund................         *             *            *            *      802,902(4)     7,188(4)
Mid Cap Value Fund.................    32,527        79,817       59,658      227,800       99,294      416,365
Micro Cap Value Fund...............         *             *            8           12        1,946        1,741
Regional Equity Fund...............    52,806       182,709       68,712      313,016       84,189      393,488
Small Cap Growth Fund(1)...........     2,147         4,985        9,165        8,939      108,828        6,449
Small Cap Value Fund...............        --            --       23,014(2)         0       37,953        1,991
Emerging Markets Fund..............         *             *            *            *       50,048(4)         0
International Fund.................     3,203         6,605        9,497       15,477       33,622       26,250
International Index Fund...........        --            --        1,250(2)         0        3,536          642
Health Sciences Fund...............       554         1,001        1,725        3,921        5,499        6,575
Real Estate Securities Fund........       397         1,660        2,975       17,056        5,618       34,621
Technology Fund....................     5,967        31,470       12,736       58,415       24,444       85,332
Adjustable Rate Mortgage Securities
Fund...............................         *             *            *            *      237,031(4)         *
Fixed Income Fund..................    20,620       134,380       20,065       15,180       88,855      160,408
Intermediate Government Bond Fund..         0             *            0            0            0            *
Intermediate Term Income Fund......         0             *            0            0            0            *
Limited Term Income Fund...........         0             *            0            0            0            *
Strategic Income Fund..............         *             *            *            *       21,319           58
California Intermediate Tax Free
Fund(3)............................         *             *            0            0            0            *
Colorado Intermediate Tax Free Fund         0             *            0            0            0            *
Intermediate Tax Free Fund.........                                                              0            *
Minnesota Intermediate Tax Free Fund        0             *            0            0            0            *
Minnesota Tax Free Fund............                                                        282,169(4)         *
Oregon Intermediate Tax Free Fund .         *             *            0            0            *            *
Tax Free Fund......................                                                        105,088(4)         *

---------------

*        Fund or class was not in operation during this fiscal year.

(1) Piper Small Company Growth Fund is the financial reporting survivor of Small Cap Growth Fund. Total distribution fees for the fiscal year ended September 30, 1997 paid by Piper Small Company Growth Fund were $101,905.

(2)      For the four month period from August 1, 1997 to November 30, 1997.

(3)      Commenced operations on August 8, 1997.

(4) Includes distribution fees paid to the distributor of the Fund's predecessor arising from a merger transaction between certain FAIF Funds and Piper Funds Inc., Piper Funds II Inc., Piper Institutional Funds Inc. and Piper Global Funds, Inc.

CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         The custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB.

         The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash is held by the Custodian or, for Emerging Markets Fund and International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% (0.10% in the case of Emerging Markets Fund, International Index Fund and International Fund) of such Fund's average daily net assets. Sub-custodian fees with respect to Emerging Markets Fund and International Fund are paid by the Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105, is transfer agent (the "Transfer Agent") and dividend disbursing agent for the shares of the Funds. FAIF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to Class A and Class B Shares of the Funds held through accounts at U.S. Bank and its affiliates. The Funds pay U.S. Bank an annual fee of $15 per account for such services.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent general counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acted as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30, 1998. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30, 1999.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor or, in the case of Emerging Markets Fund, International Fund and Strategic Income Fund, their respective investment sub-advisors. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Advisor or applicable investment sub-advisor may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor or applicable investment sub-advisor to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds deal with market makers unless it appears that better price and execution are available elsewhere.

         While the Advisor and applicable investment sub-advisor do not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Advisor and investment sub-advisor to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         It is expected that Emerging Markets Fund, International Fund, International Index Fund and Strategic Income Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commission on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Advisor, Federated or Marvin & Palmer may consider ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purposes for consideration, analysis and evaluation by the staff of the Advisor, Federated or Marvin & Palmer. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Advisor, Federated or Marvin & Palmer would include advice, both directly and indirectly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Advisor, Federated or Marvin & Palmer to supplement its own investment research activities and enable the Advisor, Federated or Marvin & Palmer to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Advisor, Federated or Marvin & Palmer would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Advisor, Federated or Marvin & Palmer in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Advisor, Federated or Marvin & Palmer in performing services for the Funds. The Advisor, Federated or Marvin & Palmer determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Advisor, Federated or Marvin & Palmer have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, Federated or Marvin & Palmer, except as noted below. The Advisor, Federated or Marvin & Palmer may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Advisor, Federated or Marvin & Palmer with research services, which the Advisor, Federated or Marvin & Palmer anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and accordingly, substantial deviations from the list could occur. The Advisor, Federated or Marvin & Palmer would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor, Federated or Marvin & Palmer determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor, Federated or Marvin & Palmer with respect to the Funds.

         The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor, Federated or Marvin & Palmer are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor, Federated or Marvin & Palmer to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The following table sets forth the aggregate brokerage commissions paid by each of the Funds during the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998:

                                                      YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                    SEPT. 30, 1996      SEPT. 30, 1997     SEPT. 30, 1998
                                                   ----------------    ----------------   ----------------
Balanced Fund...................................   $        232,149    $        290,704   $     564,182
Equity Income Fund..............................             32,789             180,195         111,956
Equity Index Fund...............................             85,568             117,618         194,935
Large Cap Growth Fund...........................            142,912             327,653         580,279
Large Cap Value Fund............................            565,446           1,205,280       2,567,632
Mid Cap Growth Fund.............................                  *                   *         276,054(4)
Mid Cap Value Fund..............................          1,192,448           1,489,411       3,394,914
Micro Cap Value Fund............................                  *              31,662         127,010
Regional Equity Fund............................            213,138              96,219         109,582
Small Cap Growth Fund(1)........................             18,305              63,981          49,672
Small Cap Value Fund............................                 --               5,845(2)      239,609(3)
Emerging Markets Fund...........................                  *                   *          74,024(4)
International Fund..............................            598,535             818,016         467,074
International Index Fund........................                 --              81,688(2)      103,733(3)
Health Sciences Fund............................             11,932              17,550          29,340
Real Estate Securities Fund.....................             34,674              56,817         138,009
Technology Fund.................................             31,789              60,918         157,398
Adjustable Rate Mortgage Securities Fund........                  *                   *               0
Fixed Income Fund...............................                  0                   0               0
Intermediate Government Bond Fund...............                  0                   0               0
Intermediate Term Income Fund...................                  0                   0               0
Limited Term Income Fund........................                  0                   0               0
Strategic Income Fund...........................                  *                   *               0
California Intermediate Tax Free Fund...........                  *                   0               0
Colorado Intermediate Tax Free Fund.............                  0                   0               0
Intermediate Tax Free Fund......................                  *                   *               0
Minnesota Intermediate Tax Free Fund............                  0                   0               0
Minnesota Tax Free Fund.........................                  *                   *               0
Oregon Intermediate Tax Free Fund...............                  *                   0               0
Tax Free Fund...................................                  *                   *               0

---------------
*        Fund was not in operation during this fiscal year.

(1) Piper Small Company Growth Fund is the financial reporting survivor of Small Cap Growth Fund. Piper Small Company Growth Fund paid aggregate brokerage commissions during the fiscal years ended September 30, 1995, September 30, 1996 and September 30, 1997, of $125,638, $65,924 and
         $4,020, respectively.

(2)      For the four month period from August 1, 1997 to November 30, 1997.

(3)      For the ten month period from December 1, 1997 to September 30, 1998.

(4) Includes brokerage commissions paid by the Fund's predecessor arising from a merger transaction between certain FAIF Funds and Piper Funds Inc., Piper Funds II Inc., Piper Institutional Funds Inc. and Piper Global Funds Inc.

         At September 30, 1998, Equity Index Fund held an equity security of Lehman Brothers Holding, Inc. which is deemed to be a "regular broker or dealer" of the Funds under the 1940 Act (or of such broker-dealer's parent companies) in the amount of $432,225. In addition, at September 30, 1998, Fixed Income Fund held a corporate obligation of Lehman Brothers Holding in the amount of $24,695,748 and a mortgage backed security of Merrill Lynch, Inc. in the amount of $9,594,107.25; Limited Term Income Fund held corporate obligations of Bear Stearns Company in the amount of $7,596,375 and of Lehman Brothers Holding, Inc. in the amount of $4,836,250; and Intermediate Term Income Fund held a corporate obligation of Bear Stearns Company in the amount of $13,167,050, all of which are deemed to be "regular brokers or dealers."


                                  CAPITAL STOCK

         Each share of a Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares.
Shares of the Funds have no preemptive or conversion rights.

         Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

         Under the laws of the state of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

         As of December 1, 1998, the directors of FAIF, owned shares of FAIF, FAF and FASF with an aggregate net asset value of $4.9 million. As of December 1, 1998, the directors and officers of FAIF as a group owned less than one percent of each class of each Fund's outstanding shares. As of January 15, 1999, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.
Please note that no Class C Shares were outstanding as of January 15, 1999.

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
BALANCED FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     33.67%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   39.10%
P.O. Box 64482
St. Paul, MN 55164-0482

VAR & CO                                                                                                    5.55%
P.O. Box 64482
St. Paul, MN 55164-0482

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
US Bank National Association Cust                                                                          55.21%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

EQUITY INCOME FUND
VAR & CO                                                                                                   86.49%
P.O. Box 64482
St. Paul, MN 55164-0482

First American Strategy Income Fund                                                                         6.85%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

EQUITY INDEX FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     23.71%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   58.51%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank TR US Bancorp CAP                                                                                  14.53%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

Metlife Defined Contribution Group As Agent for                                                            13.67%
First TR Natl Assoc TR
FBO UTD Healthcare Corp 401(K) SP
180 East 5th Street
P.O. BOX 64488
St. Paul, MN 55101-1631

US Bank National Association Cust                                                                          12.11%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

LARGE CAP GROWTH FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     79.88%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   87.50%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           5.59%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

LARGE CAP VALUE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     56.40%
222 South 9th Street
Minneapolis, MN 55432

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
VAR & CO                                                                                                   64.55%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                          18.88%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

US Bank TR US Bancorp CAP                                                                                  10.10%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

MID CAP GROWTH FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     91.69%                         7.49%
222 South 9th Street
Minneapolis, MN 55432

US Bancorp Investments Inc.                                                                 15.65%
FBO 384005031
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  8.75%
FBO 395176511
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  8.48%
FBO 396501481
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  7.94%
FBO 374653331
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bank Natl Assn Cust                                                                       7.79%
Roth Conversion IRA 1-1-1998 FBO
Jim H. Sakurada
950 Garnet Street
Broomfield, CO 80020-1857

Piper Jaffray as CUST                                                                        6.72%
FBO Jerry Glenn Nelson
IRA 279 543501
222 South 9th Street
Minneapolis, MN 55402-3389

VAR & CO                                                                                                   63.58%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                          10.36%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
First American Strategy Growth and Income Fund                                                              8.46%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

First American Strategy Aggressive Growth Fund                                                              5.22%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

MID CAP VALUE FUND

VAR & CO                                                                                                   58.15%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                          17.88%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

US Bank TR US Bancorp CAP                                                                                   8.49%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

Investors Bank & Trust CO TR                                                                                8.11%
U/A 06-15-98
Hormel Foods Corp Trust
Attn: Bob Dana
P.O. Box 9130
Boston, MA 02117-9130

MICRO CAP VALUE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      8.44%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                     22.36%                        95.56%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bancorp Investments Inc.                                                  19.64%
FBO 412227871
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

Drial & Co                                                                   13.65%
c/o Laird Norton TR CO
801 2nd Avenue, FL 16
Seattle, WA 98103-1509

Sangri-La & Co                                                                5.16%
c/o Northwest National Bank Trust
P.O. Box 1867
Vancouver, WA 98668-1867

US Bancorp Investments Inc.                                                                 14.23%
FBO 363124861
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
US Bancorp Investments Inc.                                                                  7.30%
FBO 369232821
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  6.43%
FBO 180281181
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

Piper Jaffray Cust                                                                           5.91%
FBO Duane C. Bernhardt
IRA 430 132781
222 South 9th Street
Minneapolis, MN 55402-3389

US Bancorp Investments Inc.                                                                  5.76%
FBO 362046751
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  5.16%
FBO 394723781
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

REGIONAL EQUITY FUND

VAR & CO                                                                                                   61.00%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                          30.81%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

SMALL CAP GROWTH FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     84.89%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   83.85%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           7.99%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

SMALL CAP VALUE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     20.89%
222 South 9th Street
Minneapolis, MN 55432

AG Edwards & Sons Cust                                                                       6.50%
FBO Dana W. Lallo
R/O IRA Acct
6838 West Elmhurst Avenue
Littleton, CO 80128-5611

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
Paul A. Bareilles                                                                            5.27%
P.O. Box 6610
Eureka, CA 95502-6610

VAR & CO                                                                                                   59.34%
P.O. Box 64482
St. Paul, MN 55164-0482

VAR & CO                                                                                                   12.84%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank TR US Bancorp CAP                                                                                  22.00%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

EMERGING MARKETS FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     92.42%
222 South 9th Street
Minneapolis, MN 55432

SEI Corporation                                                                             43.92%
Attn: Rob Silvestri
One Freedom Valley Drive
Oaks, PA 91456

US Bank National Assn Cust                                                                  37.72%
Roger C. Stoddard DDS PA
NDFI Simple IRA DTD 10-06-1998
FBO Roger C. Stoddard
9710 53rd Street North
Lake Elmo, MN 55042-9630

US Bank National Assn Cust                                                                   9.98%
JM Brown Company
NDIF Simple IRA DTD 09-17-1998
FBO Heidi Brown
5712 Grand Avenue South
Minneapolis, MN 55419-1805

VAR & CO                                                                                                   35.36%
P.O. Box 64482
St. Paul, MN 55164-0482

First American Strategy Aggressive Growth Fund                                                             30.89%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

First American Strategy Growth and Income Fund                                                             16.39%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

First American Strategy Growth Fund                                                                        15.81%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

INTERNATIONAL FUND

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     72.51%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   81.62%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           6.21%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

US Bank TR US Bancorp CAP                                                                                   5.84%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

Charles Schwab & Co Inc Special Custody Account                               5.53%
For the Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94101-4122

INTERNATIONAL INDEX FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     28.34%
222 South 9th Street
Minneapolis, MN 55432

US Bancorp Investments Inc.                                                  12.69%
FBO 412227871
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                 10.10%
FBO 385803041
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  9.02%
FBO 570323021
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  5.70%
FBO 354681071
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                                  5.56%
FBO 397786181
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

PJH Prime Account                                                                            5.06%
Susan Lee Brown
747 55th Street
Des Moines, IA 50312-1826

VAR & CO                                                                                                   79.87%
P.O. Box 64482
St. Paul, MN 55164-0482

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
VAR & CO                                                                                                   18.68%
P.O. Box 64482
St. Paul, MN 55164-0482

HEALTH SCIENCES FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     13.33%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   94.32%
P.O. Box 64482
St. Paul, MN 55164-0482

VAR & CO                                                                                                    5.42%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bancorp Investments Inc.                                                  22.00%
FBO 130266871
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                   6.33%
FBO 351649041
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

REAL ESTATE SECURITIES FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     10.30%
222 South 9th Street
Minneapolis, MN 55432

Bear Stearns Securities Corp.                                                                7.34%
FBO 183-70612-15
1 Metrotech Center North
Brooklyn, NY  11201-3870

VAR & CO                                                                                                   86.70%
P.O. Box 64482
St. Paul, MN 55164-0482

First American Strategy Income Fund                                                                        10.73%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

US Bancorp Investments Inc.                                                   7.43%
FBO 304029031
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

TECHNOLOGY FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      5.58%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   88.05%
P.O. Box 64482
St. Paul, MN 55164-0482

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
US Bank National Association Cust                                                                          11.56%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

ADJUSTABLE RATE MORTGAGE SECURITIES FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     26.24%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   87.99%
P.O. Box 64482
St. Paul, MN 55164-0482

VAR & CO                                                                                                   11.90%
P.O. Box 64482
St. Paul, MN 55164-0482

FIXED INCOME FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     46.49%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   74.04%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           6.47%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

First American Strategy Income Fund                                                                         6.03%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

US Bank TR US Bancorp CAP                                                                                   5.78%
U/A 01-01-1984
180 East 5th Street STE SPEN0502
St. Paul, MN 55101-1631

INTERMEDIATE GOVERNMENT BOND FUND

US Bancorp Investments Inc.                                                  10.74%
FBO 120039921
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      5.80%
222 South 9th Street
Minneapolis, MN 55432

US Bancorp Investments Inc.                                                   5.36%
FBO 173182051
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
NFSC FEBO #ALN-905011                                                         5.29%
NFSC/FMTC IRA
FBO Danny R. May
1408 garrison Court NE
Leesburg, VA 20176-4905

VAR & CO                                                                                                   91.78%
P.O. Box 64482
St. Paul, MN 55164-0482

INTERMEDIATE TERM INCOME FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     79.00%
222 South 9th Street
Minneapolis, MN 55432

VAR & CO                                                                                                   93.50%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           5.20%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

LIMITED TERM INCOME FUND

Planned Parenthood of Minnesota                                              17.24%
Operating Reserve Fund
Thomas Weber, Executive Director
1965 Ford Parkway
St. Paul, MN 55116-1996

Charles A. Beck, MD                                                          6.28%
Charles A. Beck, MD LTD
Money Purchase Trust
71 West 156th Street, Apt. 210
Harvey, IL 60426-4291

VAR & CO                                                                                                   91.82%
P.O. Box 64482
St. Paul, MN 55164-0482

US Bank National Association Cust                                                                           7.87%
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th Street
St. Paul, MN 55101-1631

STRATEGIC INCOME FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     31.41%
222 South 9th Street
Minneapolis, MN 55432

US Bank Natl Assn Cust                                                                      31.56%
IRA A/C Louis P. Cellette
901 88th Lane NW
Coon Rapids, MN 55433-5933

US Bancorp Investments Inc.                                                                 23.35%
FBO 389293941
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
Raymond James & Assoc Inc Cust                                                               5.70%
FBO Francisco Casias IRA
2520 Sherwood Lane
Pueblo, CO 81005-2718

US Bancorp Investments Inc.                                                                  5.11%
FBO 110132651
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

VAR & CO                                                                                                   43.07%
P.O. Box 64482
St. Paul, MN 55164-0482

First American Strategy Growth and Income Fund                                                             25.52%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

First American Strategy Income Fund                                                                        21.69%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

First American Strategy Growth Fund                                                                         6.81%
c/o First Trust National Assn
Attn: Greg Wilhelmy SPFT 0912
P.O. Box 64010
St. Paul, MN 55164-0010

CALIFORNIA INTERMEDIATE TAX FREE FUND

VAR & CO                                                                                                   98.93%
P.O. Box 64482
St. Paul, MN 55164-0482

Wells Fargo Bank                                                             32.02%
John E. Dooly
FBO Carol J. Olwell
P.O. Box 9800
FM 215760
Calabasa, CA 91372-0800

US Bancorp Investments Inc.                                                  24.90%
FBO 190332321
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

Sara Taylor Botsford                                                         23.31%
2150 Sand Hill Road
Menlo Park, CA 94025-6903

H. William Kretzmeier TR U/A                                                 15.57%
Charles K. Bishop Trust
FBO Kay E. Bishop
1100 SW 6th Avenue STE 1105
Portland, OR 97204-1014

COLORADO INTERMEDIATE TAX FREE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      7.88%
222 South 9th Street
Minneapolis, MN 55432

                                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
VAR & CO                                                                                                   94.66%
P.O. Box 64482
St. Paul, MN 55164-0482

Donaldson Lufkin Jenrette                                                     6.35%
Securities Corporation Inc.
P.O. Box 2050
Jersey City, NJ 07303-2052

US Bancorp Investments Inc.                                                   5.58%
FBO 172385771
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

US Bancorp Investments Inc.                                                   5.24%
FBO 349087311
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

INTERMEDIATE TAX FREE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      9.50%
222 South 9th Street
Minneapolis, MN 55432

Carl S. Thomas                                                               14.30%
8633 Trianon Lane
Las Vegas, NV 89128-4875

US Bancorp Investments Inc.                                                  11.63%
FBO 180931041
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

Drial & Co                                                                    8.44%
c/o Laird Norton TR CO
801 2nd Avenue, FL 16
Seattle, WA 98103-1509

Sangri-La & Co                                                                7.17%
c/o Northwest National Bank Trust
P.O. Box 1867
Vancouver, WA 98668-1867

VAR & CO                                                                                                   99.59%
P.O. Box 64482
St. Paul, MN 55164-0482

MINNESOTA INTERMEDIATE TAX FREE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                      7.39%
222 South 9th Street
Minneapolis, MN 55432

Alfred P. Gale                                                               10.80%
2350 Highland Road
Maple Plain, MN 55369-9570

US Bancorp Investments Inc.                                                   9.21%
FBO 130015321
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

                                                                              PERCENTAGE OF OUTSTANDING SHARES
                                                                         ----------------------------------------
                                                                           CLASS A        CLASS B       CLASS Y
                                                                         -----------    -----------   -----------
US Bancorp Investments Inc.                                                   9.01%
FBO 112089981
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217

VAR & CO                                                                                                   97.18%
P.O. Box 64482
St. Paul, MN 55164-0482

MINNESOTA TAX FREE FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray                     95.12%
222 South 9th Street
Minneapolis, MN 55432

Piper Jaffray Inc.                                                                                         68.79%
PYMNX Omnibus Account (Reg)
Special Custody Account for the Exclusive Benefit of Piper Jaffray
Attn: Mike Magnuson
Minneapolis, MN 55402

VAR & CO                                                                                                   31.21%
P.O. Box 64482
St. Paul, MN 55164-0482

OREGON INTERMEDIATE TAX FREE FUND

VAR & CO                                                                                                   93.89%
P.O. Box 64482
St. Paul, MN 55164-0482

VAR & CO                                                                                                    5.53%
P.O. Box 64482
St. Paul, MN 55164-0482

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. The public offering price of each Fund's Class A Shares as of September 30, 1998 was as set forth below. Please note that the public offering prices of Class B and Y Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.


                                                        PUBLIC OFFERING PRICE
                                                     ---------------------------
Balanced Fund                                        $                     14.75
Equity Income Fund                                                         16.57
Equity Index Fund                                                          21.75
Large Cap Growth Fund                                                      17.15
Large Cap Value Fund                                                       23.63
Mid Cap Growth Fund                                                        12.45
Mid Cap Value Fund                                                         15.87
Micro Cap Value Fund                                                        8.39
Regional Equity Fund                                                       17.60
Small Cap Growth Fund                                                      12.56
Small Cap Value Fund                                                       14.33
Emerging Markets Fund                                                       5.92
International Fund                                                         13.25
International Index Fund                                                   11.26
Health Sciences Fund                                                        8.25
Real Estate Securities Fund                                                12.84
Technology Fund                                                            16.46
Adjustable Rate Mortgage Securities Fund                                    8.37
Fixed Income Fund                                                          12.21
Intermediate Government Bond Fund                                           9.93
Intermediate Term Income Fund                                              10.72
Limited Term Income Fund                                                   10.30
Strategic Income Fund                                                       9.68
California Intermediate Tax Free Fund                                      10.64
Colorado Intermediate Tax Free Fund                                        11.17
Intermediate Tax Free Fund                                                 11.33
Minnesota Intermediate Tax Free Fund                                       10.55
Minnesota Tax Free Fund                                                    11.86
Oregon Intermediate Tax Free Fund                                              *
Tax Free Fund                                                              11.83


         The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") and federally-chartered banks are open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend):
New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

         On September 30, 1998, the net asset values per share for each class of shares of the Funds were calculated as follows. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                                                                                  NET ASSET
                                                        NET ASSETS             SHARES          VALUE PER SHARE
                                                       (IN DOLLARS)         OUTSTANDING          (IN DOLLARS)
                                                     -----------------   ------------------   ------------------
BALANCED FUND
   Class A                                           $      78,269,085            5,598,043   $            13.98
   Class B                                                  59,322,897            4,259,393                13.93
   Class Y                                                 455,425,715           32,503,175                14.01

EQUITY INCOME FUND
   Class A                                           $      11,018,381              701,999   $            15.70
   Class B                                                   8,570,384              547,565                15.65
   Class Y                                                 359,587,555           22,844,358                15.74

EQUITY INDEX FUND
   Class A                                           $      46,010,118            2,232,798   $            20.61
   Class B                                                  44,121,582            2,153,175                20.49
   Class Y                                                 996,528,347           48,379,124                20.60

LARGE CAP GROWTH FUND
   Class A                                           $     140,948,261            8,675,536   $            16.25
   Class B                                                  11,177,318              696,127                16.06
   Class Y                                                 680,142,359           41,736,470                16.30

LARGE CAP VALUE FUND
   Class A                                           $     170,529,390            7,616,405   $            22.39
   Class B                                                  56,258,903            2,532,580                22.21
   Class Y                                               1,253,844,258           55,915,016                22.42

MID CAP GROWTH FUND
   Class A                                           $      73,356,139           15,997,425   $            11.80
   Class B                                                      17,169                1,457                11.78
   Class Y                                                 188,762,841            6,181,745                11.87

MID CAP VALUE FUND
   Class A                                           $      29,261,388            1,945,969   $            15.04
   Class B                                                  31,276,027            2,112,680                14.80
   Class Y                                                 418,042,040           27,771,321                15.05

MICRO CAP VALUE FUND
   Class A                                           $     144,128,017              139,712   $             7.95
   Class B                                                     205,604               26,216                 7.84
   Class Y                                                 144,128,017           18,166,876                 7.93

REGIONAL EQUITY FUND
   Class A                                           $      25,706,970            1,540,879   $            16.68
   Class B                                                  29,481,093            1,814,030                16.25

                                                                                                  NET ASSET
                                                        NET ASSETS             SHARES          VALUE PER SHARE
                                                       (IN DOLLARS)         OUTSTANDING          (IN DOLLARS)
                                                     -----------------   ------------------   ------------------
   Class Y                                                 225,063,357           13,442,457                16.74

SMALL CAP GROWTH FUND
   Class A                                           $      28,252,978            2,375,098   $            11.90
   Class B                                                   1,104,418               96,040                11.50
   Class Y                                                 113,878,433            9,504,882                11.98

SMALL CAP VALUE FUND
   Class A                                           $      13,551,180              997,782   $            13.58
   Class B                                                     617,696               45,659                13.53
   Class Y                                                 367,035,074           26,984,944   $            13.60

EMERGING MARKETS FUND
   Class A                                           $       5,383,736              960,014   $             5.61
   Class B                                                         847                  151                 5.60
   Class Y                                                   7,444,120            1,325,686                 5.62

INTERNATIONAL FUND
   Class A                                           $      40,203,612            3,202,251   $            12.55
   Class B                                                   2,891,992              235,688                12.27
   Class Y                                                 357,475,342           28,475,544                12.55

INTERNATIONAL INDEX FUND
   Class A                                           $       1,872,903              175,213   $            10.69
   Class B                                                     118,380               11,082                10.68
   Class Y                                                 105,150,852            9,819,867                10.71

HEALTH SCIENCES FUND
   Class A                                           $       2,017,705              258,086   $             7.82
   Class B                                                     644,916               84,317                 7.65
   Class Y                                                  21,979,513            2,802,344                 7.84

REAL ESTATE SECURITIES FUND
   Class A                                           $       2,026,747              166,504   $            12.17
   Class B                                                   3,025,992              250,558                12.08
   Class Y                                                  58,275,111            4,778,873                12.19

TECHNOLOGY FUND
   Class A                                           $       7,702,747              493,718   $            15.60
   Class B                                                   7,498,493              500,342                14.99
   Class Y                                                 100,983,356            6,418,481                15.73

ADJUSTABLE RATE MORTGAGE SECURITIES FUND
   Class A                                           $     132,732,935           16,272,728   $             8.16
   Class B                                                           0                    0                    0

                                                                                                  NET ASSET
                                                        NET ASSETS             SHARES          VALUE PER SHARE
                                                       (IN DOLLARS)         OUTSTANDING          (IN DOLLARS)
                                                     -----------------   ------------------   ------------------
   Class Y                                                       1,111                  136                 8.16

FIXED INCOME FUND
   Class A                                           $     205,237,477           17,553,605   $            11.69
   Class B                                                  17,242,049            1,482,476                11.63
   Class Y                                               1,210,660,461          103,542,891                11.69

INTERMEDIATE GOVERNMENT BOND FUND
   Class A                                           $       4,572,794              472,586   $             9.98
   Class B                                                           0                    0                    0
   Class Y                                                 235,959,128           24,425,993                 9.66

INTERMEDIATE TERM INCOME FUND
   Class A                                           $      49,130,458            4,701,917   $            10.86
   Class B                                                           0                    0                    0
   Class Y                                                 430,671,162           41,316,056                10.42

LIMITED TERM INCOME FUND
   Class A                                           $       5,036,280              501,683   $            10.04
   Class B                                                           0                    0                    0
   Class Y                                                 173,135,057           17,247,275                10.04

STRATEGIC INCOME FUND
   Class A                                           $      40,269,706            4,342,131   $             9.27
   Class B                                                     113,652               12,276                 9.27
   Class Y                                                  54,491,623            5,875,893                 9.27

CALIFORNIA INTERMEDIATE TAX FREE FUND
   Class A                                           $          81,824                7,893   $            10.36
   Class B                                                           0                    0                    0
   Class Y                                                  37,275,241            3,597,876                10.36

COLORADO INTERMEDIATE TAX FREE FUND
   Class A                                           $       4,301,025              395,060   $            10.89
   Class B                                                           0                    0                    0
   Class Y                                                  59,630,905            5,482,014                10.88

INTERMEDIATE TAX FREE FUND
   Class A                                           $       9,195,922              832,191   $            11.05
   Class B                                                           0                    0                    0
   Class Y                                                 460,714,659           41,756,941                11.03

                                                                                                  NET ASSET
                                                        NET ASSETS             SHARES          VALUE PER SHARE
                                                       (IN DOLLARS)         OUTSTANDING          (IN DOLLARS)
                                                     -----------------   ------------------   ------------------
MINNESOTA INTERMEDIATE TAX FREE FUND
   Class A                                           $      10,330,253            1,004,307   $            10.29
   Class B                                                           0                    0                    0
   Class Y                                                 317,597,741           30,969,142                10.26

MINNESOTA TAX FREE FUND
   Class A                                           $     118,937,225           10,381,812   $            11.46
   Class B                                                           0                    0                    0
   Class Y                                                   8,154,745              712,462                11.45

OREGON INTERMEDIATE TAX FREE FUND
   Class A                                           $               0                    0   $                0
   Class B                                                           0                    0                    0
   Class Y                                                 187,382,652           18,304,165                10.24

TAX FREE FUND
   Class A                                           $      40,350,875            3,499,824   $            11.53
   Class B                                                           0                    0                    0
   Class Y                                                     355,003               30,774                11.54


                                FUND PERFORMANCE

         Advertisements and other sales literature for the Funds may refer to a Fund's "average annual total return" and "cumulative total return." In addition, each Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

            P(1 + T)n  = ERV

            Where: P   =  a hypothetical initial payment of $1,000
                   T   =  average annual total return
                   n   =  number of years
                   ERV =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in a Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

            CTR    =   (ERV-P) 100
                        -----
                          P

            Where: CTR   =  Cumulative total return;
                   ERV   =  ending redeemable value at the end of the period of
                            a hypothetical $1,000 payment made at the beginning
                            of such period; and
                   P     =  initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for each class of the Funds from inception through September 30, 1998 were as set forth below. The performance for Class A and Class B Shares will normally be lower than for Class Y Shares because Class A and Class B Shares are subject to sales and distribution charges and/or shareholder servicing fees not charged to Class Y Shares. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                     CUMULATIVE       AVERAGE ANNUAL      AVERAGE ANNUAL    AVERAGE ANNUAL      AVERAGE ANNUAL
                  SINCE INCEPTION*   SINCE INCEPTION*        ONE YEAR          FIVE YEAR           TEN YEAR
                  ----------------   -----------------   ----------------  -----------------   -----------------
                  WITHOUT    WITH    WITHOUT    WITH     WITHOUT    WITH   WITHOUT     WITH    WITHOUT    WITH
                    SALES CHARGE       SALES CHARGE        SALES CHARGE      SALES CHARGE        SALES CHARGE
                  ----------------   -----------------   ----------------  -----------------   -----------------
Balanced Fund
   Class A........  100.88   90.40     12.79     11.75      0.72    (4.55)    12.72    11.52         *         *
   Class B........   70.50   68.50     13.80     13.48     (0.02)   (4.55)        *        *         *         *
   Class Y........   77.44       *     13.11         *      1.03        *         *        *         *         *

Equity Income Fund
   ***Class A.....  100.86   90.23     16.69     15.30      8.38     2.68         *        *         *         *
   Class B........   90.91   88.91     16.97     16.67      7.77     2.77         *        *         *         *
   Class Y........   98.48             17.91                8.85                  *        *         *         *

Equity Index Fund
   Class A........  160.53  146.95     17.96     16.88      8.50     2.81     19.25    17.97         *         *
   Class B........  127.81  125.81     22.08     21.82      7.66     2.71         *        *         *         *
   Class Y........  136.26       *     20.29         *      8.82        *         *        *         *         *

Large Cap
Growth Fund
   ***Class A.....  106.42   95.68     17.41     16.03      0.61   (4.69)         *        *         *         *
   Class B........  105.00  103.00     19.00     18.72      0.09    (4.51)        *        *         *         *
   Class Y........  112.46       *     19.85         *      1.07        *         *        *         *         *

Large Cap
Value Fund
   Class A........  308.20  286.92     13.95     13.38     (8.77)  (13.55)    16.32    15.07     14.47     13.85
   Class B........   89.96   87.96     16.82     16.52     (9.37)  (13.26)        *        *         *         *
   Class Y........  102.06       *     16.31         *     (8.47)       *         *        *         *         *

Mid Cap
Growth Fund

                     CUMULATIVE       AVERAGE ANNUAL      AVERAGE ANNUAL    AVERAGE ANNUAL      AVERAGE ANNUAL
                  SINCE INCEPTION*   SINCE INCEPTION*        ONE YEAR          FIVE YEAR           TEN YEAR
                  ----------------   -----------------   ----------------  -----------------   -----------------
                  WITHOUT    WITH    WITHOUT    WITH     WITHOUT    WITH   WITHOUT     WITH    WITHOUT    WITH
                    SALES CHARGE       SALES CHARGE        SALES CHARGE      SALES CHARGE        SALES CHARGE
                  ----------------   -----------------   ----------------  -----------------   -----------------
   Class A........  224.74  207.52     14.98     14.24    (13.05)  (17.59)    10.26     9.07         *         *
   Class B........  (15.01) (19.26)        *         *         *        *         *        *         *         *
   Class Y........    6.33       *      3.88         *    (12.79)       *         *        *         *         *

Mid Cap Value Fund
   Class A........  257.11  238.50     12.54     12.06    (28.83)  (32.56)    10.77     9.58     11.68     11.08
   Class B........   43.86   41.36      9.08      8.75    (29.40)  (32.48)        *        *
   Class Y........   52.20       *      9.44         *    (28.65)       *         *        *         *         *

Micro Cap
Value Fund(1)
   Class A........  344.30  320.92     14.52     13.96    (22.77)  (26.84)    15.05    13.82     16.76     16.11
   Class B........  (21.60) (25.52)   (19.14)   (22.69)   (28.40)  (31.98)        *        *         *         *
   Class Y........  357.35       *     14.82         *    (22.76)       *     15.25        *     17.04         *

Regional Equity Fund
   Class A........  106.47   95.71     13.33     12.28    (24.54)  (28.50)    11.43    10.24         *         *
   Class B........   60.31   58.31     12.12     11.78    (25.12)  (28.70)        *        *         *         *
   Class Y........   64.85       *     11.34         *    (24.34)       *         *        *         *         *

Small Cap
Growth Fund(2)
   Class A........  165.58  151.73      8.83      8.33    (18.65)  (22.90)     7.75     6.59     11.93     11.34
   Class B........  (16.30) (20.49)        *         *         *        *         *        *         *         *
   Class Y........  (16.17)      *         *         *         *        *         *        *         *         *

Small Cap
Value Fund(3)
   Class A........  460.83  430.96     17.40     16.81    (25.31)  (29.24)    13.42    12.21     16.14     15.52
   Class B........  (19.87) (23.58)        *         *         *        *         *        *         *         *
   Class Y........  476.39       *    (17.70)        *    (25.10)       *     13.66        *     16.41         *

Emerging
Markets Fund
   Class A........  (43.72) (46.66)   (11.09)   (12.06)   (48.91)  (51.60)        *        *         *         *
   Class B........  (22.97) (26.82)        *         *         *        *         *        *         *         *
   Class Y........  (22.70)      *         *         *         *        *         *        *         *         *

International Fund
   Class A........   37.92   30.72      7.44      6.16      1.11    (4.19)        *        *         *         *
   Class B........   30.24   28.24      6.61      6.21      0.13    (4.60)        *        *         *         *
   Class Y........   38.69       *      7.56         *      1.15        *         *        *         *         *

International
Index Fund(4)
   Class A........   10.12    4.38      3.02      1.33     (9.56)  (14.29)        *        *         *         *
   Class B........   (1.89)  (6.73)        *         *         *        *         *        *         *         *
   Class Y........   11.42       *      3.39         *     (9.24)       *         *        *         *         *

Health Sciences Fund
   Class A........   (8.82) (13.57)    (3.40)    (5.32)   (25.24)  (29.18)        *        *         *         *
   Class B........  (10.66) (13.72)    (4.14)    (5.38)   (25.80)  (29.02)        *        *         *         *
   Class Y........   (8.32)      *     (3.20)        *    (25.10)       *         *        *         *         *

                     CUMULATIVE       AVERAGE ANNUAL      AVERAGE ANNUAL    AVERAGE ANNUAL      AVERAGE ANNUAL
                  SINCE INCEPTION*   SINCE INCEPTION*        ONE YEAR          FIVE YEAR           TEN YEAR
                  ----------------   -----------------   ----------------  -----------------   -----------------
                  WITHOUT    WITH    WITHOUT    WITH     WITHOUT    WITH   WITHOUT     WITH    WITHOUT    WITH
                    SALES CHARGE       SALES CHARGE        SALES CHARGE      SALES CHARGE        SALES CHARGE
                  ----------------   -----------------   ----------------  -----------------   -----------------
Real Estate
Securities Fund
   Class A........   41.55   34.17     12.27     10.29    (12.42)  (17.02)        *        *         *         *
   Class B........   38.14   34.14     11.36     10.55    (13.04)  (17.10)        *        *         *         *
   Class Y........   50.09       *     13.31         *    (12.18)       *         *        *         *         *

Technology Fund
   Class A........  116.32  105.04     18.75     17.35    (16.69)  (21.07)        *        *         *         *
   Class B........  112.49  110.49     20.04     19.77    (17.21)  (21.03)        *        *         *         *
   Class Y........  117.94       *     18.95         *    (16.41)       *         *        *         *         *

Adjustable Rate
Mortgage
Securities Fund
   Class A........   38.96   35.42      5.06      4.65      5.56     2.91      4.29     3.76         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........    1.04       *         *         *         *        *         *        *         *         *

Fixed Income Fund
   Class A........  142.24  132.03      8.56      8.13     12.29     7.49      6.85     5.92      8.66      8.20
   Class B........   37.90   35.90      8.10      7.72     11.54     6.54         *        *         *         *
   Class Y........   40.09       *      7.51         *     12.66        *         *        *         *         *

Intermediate Govern-
ment Bond Fund
   Class A........  107.20  101.95      7.00      6.74     10.27     7.49      6.09     5.56      7.03      6.77
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   33.42       *      6.39         *     10.17        *         *        *         *         *

Intermediate Term
Income Fund
   Class A........   46.50   42.79      6.81      6.34     10.35     7.56      6.44     5.91         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   35.66       *      6.77         *     10.27        *         *        *         *         *

Limited Term
Income Fund
   Class A........   35.13   31.71      5.33      4.87      6.55     3.93      5.46     4.92         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   29.18       *      5.65         *      6.55        *         *        *         *         *

Strategic
Income Fund
   Class A........   (6.17) (10.12)        *         *         *        *         *        *         *         *
   Class B........   (6.19) (10.82)        *         *         *        *         *        *         *         *
   Class Y........   (6.13)      *         *         *         *        *         *        *         *         *

California Inter-
mediate Tax Free
Fund(5)
   Class A........   47.18   43.46      6.29      5.86      7.80     5.08      5.44     4.91         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   46.89       *      6.26         *      7.80        *      5.40        *         *         *

                     CUMULATIVE       AVERAGE ANNUAL      AVERAGE ANNUAL    AVERAGE ANNUAL      AVERAGE ANNUAL
                  SINCE INCEPTION*   SINCE INCEPTION*        ONE YEAR          FIVE YEAR           TEN YEAR
                  ----------------   -----------------   ----------------  -----------------   -----------------
                  WITHOUT    WITH    WITHOUT    WITH     WITHOUT    WITH   WITHOUT     WITH    WITHOUT    WITH
                    SALES CHARGE       SALES CHARGE        SALES CHARGE      SALES CHARGE        SALES CHARGE
                  ----------------   -----------------   ----------------  -----------------   -----------------
Colorado Inter-
mediate Tax Free
Fund
   Class A........   35.19   31.76      6.95      6.34      7.43     4.76         *        *         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   35.07       *      6.93         *      7.33        *         *        *         *         *

Intermediate Tax
Free Fund
   Class A........   90.69   85.86      6.17      5.92      7.04     4.35      5.18     4.65      6.10      5.83
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   26.38       *      5.16         *      7.05        *         *        *         *         *

Minnesota Inter-
mediate Tax Free
Fund
   Class A........   27.38   24.15      5.41      4.82      6.80     4.12         *        *         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........   27.03       *      5.35         *      6.82        *         *        *         *         *

Minnesota Tax
Free Fund
   Class A........  114.28  108.85      7.74      7.47      8.58     5.83      6.16     5.62      7.86      7.59
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........    9.61       *      8.20         *      8.83        *         *        *         *         *

Oregon Intermediate
Tax Free Fund(6)
   Class A........       *       *         *         *         *        *         *        *         *         *
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........  107.69       *      6.33         *      6.66        *      4.89        *      6.64         *

Tax Free Fund
   Class A........  116.74  111.25      7.86      7.59      8.41     5.67      5.53     5.00      7.88      7.61
   Class B........       *       *         *         *         *        *         *        *         *         *
   Class Y........    2.83       *         *         *         *        *         *        *         *         *

------------------

+        For the ten year period ending March 31, 1998.

* The following are the inceptions dates for the Funds. Please note that Class C Shares for purposes of the inception dates have now been designated as Class Y Shares. Balanced Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Equity Income Fund, Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Equity Index Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Diversified Growth Fund (now known as Large Cap Growth Fund), Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Stock Fund (now known as Large Cap Value Fund); Class B, August 15, 1994; Class C, February 4, 1994; Mid Cap Growth Fund, Class A, July 31, 1998; Class B, July 31, 1998; Class C, July 31, 1998; Special Equity Fund (now known as Mid Cap Value Fund); Class B, August 15, 1994; Class C, February 4, 1994; Micro Cap Value Fund Class A, August 8, 1997; Class B, August 8, 1997; and Class C, August 8, 1997; Regional Equity Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Small Cap Growth Fund (Class A, B and Y), July 31, 1998; Small Cap Value Fund, November 24, 1997; Emerging Markets Fund (Class A, B and
         Y), July 31, 1998; International Fund, Class A, April 7, 1994, Class B, August 15, 1994, Class C, April 4, 1994; International Index Fund (Class A, B and Y), November 24, 1997; Health Sciences Fund, Class A, Class B and Class C, January 31, 1996; Real Estate Securities Fund, Class A, September 29, 1995; Class B, September 29, 1995; Class C, June 30, 1995; Technology Fund, Class A, April 4, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Adjustable Rate Mortgage Securities Fund (Class A, B and Y), July 31, 1998; Fixed Income Fund, Class B, August 15, 1994; Class C, February 4, 1994; Intermediate Government Bond Fund; Class B, not in operation at March 31, 1998; Class C, February 4, 1994; Intermediate Term Income Fund, Class A, December 14, 1992; Class B, not in operation at September 30, 1997; Class C, February 4, 1994; Limited Term Income Fund, Class A, December 14, 1992; Class B, August 15, 1994 (closed January 31, 1995); Class C, February 4, 1994; Strategic Income Fund (Class A, B and Y), July 20, 1998; California Intermediate Tax Free Fund, Class A and Y, August 8, 1997; Colorado Intermediate Tax Free Fund, Class C, April 4, 1994; Intermediate Tax Free Fund, Class C, February 4, 1994; Minnesota Insured

         Intermediate Tax Free Fund (now known as Minnesota Intermediate Tax Free Fund), Class A, February 25, 1994, Class C, February 28, 1994; Minnesota Tax Free Fund (Class A, B and Y), Class A and B, July 31, 1998; Oregon Intermediate Tax Free Fund, Class Y, August 8, 1997; Tax Free Fund (Class A and B), July 31, 1998.
**       Not in operation for entire period.
*** Performance is presented for the period beginning March 25, 1994, the date U.S. Bank National Association became the Advisor. The per share income and capital changes for these Funds since inception can be found in the financial highlights section of the prospectus and annual report to shareholders. Total return figures from inception of these Funds are available upon request from the Funds' Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, telephone (800) 637-2548.
(1) Reflects performance commencing on September 25, 1987 of a predecessor common trust fund of Micro Cap Value Fund, adjusted for fees and expenses for periods prior to August 8, 1997 (the inception date of Micro Cap Value Fund). The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that may have adversely affected performance.
(2) Reflects performance of Piper Small Company Growth Fund, which consummated a reorganization transaction with Small Cap Growth Fund on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Effective September 12, 1996, shareholders of Piper Small Company Growth Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised accordingly.
(3) Reflects performance commencing January 1, 1988 of a predecessor common trust fund of the Qualivest Small Companies Value Fund, adjusted for fees and expenses for periods prior to August 1, 1994 (the inception date of the Qualivest Small Companies Value Fund). The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that may have adversely affected performance. On November 1, 1997, Small Cap Value Fund became the successor by merger to the Qualivest Small Companies Value Fund.
(4) Reflects performance commencing on July 3, 1995 of the Qualivest International Opportunities Fund. On November 21, 1997, the International Index Fund became the successor by merger to the Qualivest International Opportunities Fund.
(5) Reflects performance commencing on May 31, 1992 of predecessor common trust funds of California Intermediate Tax Free Fund, adjusted for fees and expenses for periods prior to August 8, 1997 (the inception date of California Intermediate Tax Free Fund). The common trust funds were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that may have adversely affected performance.
(6) Reflects performance commencing on October 31, 1986 of a predecessor common trust fund of Oregon Intermediate Tax Free Fund, adjusted for fees and expenses for periods prior to August 8, 1997 (the inception date of Oregon Intermediate Tax Free Fund). The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that may have adversely affected performance.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

           YIELD  =  2[(a-b + 1)6 - 1]
                        ---
                        cd

           Where: a  =  dividends and interest earned during the period;
                  b  =  expenses accrued for the period (net of reimbursements);
                  c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                  d  =  the maximum offering price per share on the last
                        day of the period.

         Based upon the 30-day period ended September 30, 1998, the yields for the Class A, Class B and Class Y Shares of the Funds were as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                                            CLASS A       CLASS B       CLASS Y
                                                          -----------   -----------   -----------
Balanced Fund...........................................         2.69%         2.10%         3.10%
Equity Income Fund......................................         2.17          1.58          2.56
Equity Index Fund.......................................         1.10          0.42          1.41
Large Cap Growth Fund...................................         0.40             0          0.66
Large Cap Value Fund....................................         1.23          0.56          1.55
Mid Cap Growth Fund.....................................            0             0             0
Mid Cap Value Fund......................................         0.73             0          1.01
Micro Cap Value Fund....................................         0.16             0          0.41
Regional Equity Fund....................................         0.05             0          0.05
Small Cap Growth Fund...................................            0             0             0

                                                            CLASS A       CLASS B       CLASS Y
                                                          -----------   -----------   -----------
Small Cap Value Fund....................................         0.29             0          0.55
Emerging Markets Fund...................................            0             0             0
International Fund......................................            0             0             0
International Index Fund................................            0             0             0
Health Sciences Fund....................................         0.04             0          0.28
Real Estate Securities Fund.............................         5.48          5.13          6.11
Technology Fund.........................................            0             0             0
Adjustable Rate Mortgage Securities Fund................         6.24             *          6.46
Fixed Income Fund.......................................         4.09          4.78          5.78
Intermediate Government Bond Fund.......................         4.09             *          4.19
Intermediate Term Income Fund...........................         4.50             *          4.62
Limited Term Income Fund................................         4.85             *          4.97
Strategic Income Fund...................................         8.26          8.03          8.90
California Intermediate Tax Free Fund...................         3.35             *          3.44
Colorado Intermediate Tax Free Fund.....................         3.53             *          3.62
Intermediate Tax Free Fund..............................         3.62             *          3.71
Minnesota Intermediate Tax Free Fund....................         3.56             *          3.65
Minnesota Tax Free Fund.................................         4.55             *          4.96
Oregon Intermediate Tax Free Fund.......................            0             *          3.75
Tax Free Fund...........................................         4.45             *          4.82

-----------------

* Not in operation during fiscal period ended September 30, 1998.

         TAX-EXEMPT VS. TAXABLE INCOME. The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and California income taxes; (iii) exempt from both federal and Colorado income taxes; (iv) exempt from both federal and Minnesota income taxes; and (v) exempt from both federal and Oregon income taxes, under selected income tax brackets scheduled to be in effect in 1999. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.7%, 37.4%, 42.0% and 45.2% combined federal/California rates assume that the investor is subject to a 9.3% marginal California income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6% combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.5%, 37.2%, 41.8% and 45.0% combined federal/Oregon rates assume that the investor is subject to a 9% marginal Oregon income tax rate and federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%. 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                                   TAX-EQUIVALENT YIELDS
------------------------------------------------------------------------------------------------------------------------
                                        COMBINED FEDERAL AND        COMBINED FEDERAL AND           COMBINED FEDERAL
       FEDERAL TAX BRACKETS            CALIFORNIA TAX BRACKETS      COLORADO TAX BRACKETS     AND MINNESOTA TAX BRACKETS
------------------------------------  --------------------------  --------------------------  --------------------------
Tax-Free
 Yields    28%    31%    36%   39.6%  34.7%  37.4%  42.0%  45.2%  31.6%  34.5%  39.2%  42.6%  34.1%  36.9%  41.4%  44.7%
-------- ------ ------  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
   3.0%   4.17%  4.35%  4.69%  4.97%  4.59%  4.79%  5.17%  5.47%  4.39%  4.58%   4.93%  5.23%  4.55%  4.75%  5.12%  5.42%
   3.5    4.86   5.07   5.47   5.79   5.37   5.59   6.03   6.39   5.12   5.34    5.76   6.10   5.31   5.55   5.97   6.33
   4.0    5.56   5.80   6.25   6.62   6.13   6.39   6.90   7.30   5.85   6.11    6.58   6.97   6.07   6.34   6.83   7.23
   4.5    6.25   6.52   7.03   7.45   6.89   7.19   7.76   8.21   6.58   6.87     7.4   7.84   6.83   7.13   7.68   8.14
   5.0    6.94   7.25   7.81   8.28   7.66   7.99   8.62   9.12   7.31   7.63    8.22   8.71   7.59   7.92   8.53   9.04
   5.5    7.64   7.97   8.59   9.11   8.42   8.79   9.48  10.04   8.04   8.40    9.05   9.58   8.35   8.72   9.39   9.95
   6.0    8.33   8.70   9.38   9.93   9.19   9.58  10.34  10.95   8.77   9.16    9.87  10.45   9.10   9.51  10.24  10.85
   6.5    9.03   9.42  10.16  10.76   9.95  10.38  11.21  11.86   9.50   9.92   10.69  11.32   9.86  10.30  11.09  11.75

[WIDE TABLE CONTINUED]

    COMBINED FEDERAL
     AND OREGON TAX
       BRACKETS
--------------------------
34.5%  37.2%  41.8%  45.0%
-----  -----  -----  -----

4.58%  4.78%  5.15%  5.45%
5.34   5.57   6.01   6.36
6.11   6.37   6.87   7.27
6.87   7.17   7.73   8.18
7.63   7.96   8.59   9.09
8.40   8.76   9.45  10.00
9.16   9.55  10.31  10.91
9.92  10.35  11.17  11.82


         TAX EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax equivalent yield for each tax free Fund named below is computed by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. Based upon the maximum federal income tax rate of 39.6% and the combined maximum federal/state tax rates of 48.9% for California, 44.6% for Colorado, 48.1% for Minnesota and 48.6% for Oregon, the tax equivalent yields for the Tax Free Funds named below for the 30-day period ended September 30, 1998, computed as described above, were as follows:

                                                    CLASS A      CLASS Y
                                                    -------      -------
California Intermediate Tax Free Fund                6.58%        6.77%
Colorado Intermediate Tax Free Fund                  6.35%        6.55%
Intermediate Tax Free Fund                           5.98%        6.18%
Minnesota Intermediate Tax Free Fund                 6.84%        7.07%
Minnesota Tax Free Fund                              8.96%        9.73%
Oregon Intermediate Tax Free Fund                       *         7.33%
Tax Free Fund                                        7.37%        8.13%

----------------

* Not in operation during fiscal period ended September 30, 1998.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of each Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one-year period ended September 30, 1998, the historical distribution rates of the Class A, Class B and Class Y Shares of the Funds were as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                            CLASS A       CLASS B        CLASS Y
                                            -------       -------        -------
Balanced Fund                                 2.75%         2.13%          3.15%
Equity Income Fund                            2.47          1.87           2.86
Equity Index Fund                             1.09          0.46           1.40
Large Cap Growth Fund                         0.52          0.18           0.78
Large Cap Value Fund                          1.21          0.57           1.55
Mid Cap Growth Fund                              0             0              0
Mid Cap Value Fund                            0.43             0           0.85
Micro Cap Value Fund                          0.03             0           0.23
Regional Equity Fund                             0             0           0.10
Small Cap Growth Fund                            0             0              0
Small Cap Value Fund                          0.04          0.05           0.32
Emerging Markets Fund                         0.39             0              0
International Fund                            3.47          3.34           4.06
International Index Fund                      1.42          1.40           2.05
Health Sciences Fund                          0.04             0           0.32
Real Estate Securities Fund                   5.48          4.97           6.06
Technology Fund                                  0             0              0
Adjustable Rate Mortgage Securities Fund      5.63             *           0.66
Fixed Income Fund                             4.71          4.23           5.14
Intermediate Government Bond Fund             5.25             *           5.39
Intermediate Term Income Fund                 4.96             *           5.11
Limited Term Income Fund                      5.17             *           5.30
Strategic Income Fund                         6.82          7.17           7.77
California Intermediate Tax Free Fund         4.04             *           4.16
Colorado Intermediate Tax Free Fund           4.22             *           4.33
Intermediate Tax Free Fund                    4.13             *           4.24
Minnesota Intermediate Tax Free Fund          4.10             *           4.22
Minnesota Tax Free Fund                       4.75             *           5.15
Oregon Intermediate Tax Free Fund                *             *           4.36
Tax Free Fund                                 4.57             *           0.78

*        Not in operation during fiscal period ended September 30, 1998.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an Equity Fund) by the number of days in that month (or three-month period, in the case of an Equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for the one or three-month period (as appropriate) ended September 30, 1998, for the Funds were as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                            CLASS A       CLASS B        CLASS Y
                                            -------       -------        -------
Balanced Fund                                 2.74%         2.19%          3.12%
Equity Income Fund                            1.91          1.33           2.25
Equity Index Fund                             1.34          0.73           1.65
Large Cap Growth Fund                         0.19             0           0.44
Large Cap Value Fund                          1.06          0.41           1.35
Mid Cap Growth Fund                              0             0              0
Mid Cap Value Fund                            0.67             0           0.96
Micro Cap value Fund                          0.04             0           0.27
Regional Equity Fund                             0             0           0.53
Small Cap Growth Fund                            0             0              0
Small Cap Value Fund                          0.42             0           0.45
Emerging Markets Fund                            0             0              0
International Fund                               0             0              0
International Index Fund                      1.74          3.89           1.98
Health Sciences Fund                             0             0           0.41
Real Estate Securities Fund                   6.39          5.97           7.01
Technology Fund                                  0             0              0
Adjustable Rate Mortgage Securities Fund      2.72             *           2.94
Fixed Income Fund                             4.68          4.22           5.13
Intermediate Government Bond Fund             5.08             *           5.22
Intermediate Term Income Fund                 4.70             *           4.84
Limited Term Income Fund                      5.01             *           5.14
Strategic Income Fund                         7.07          7.26           7.56
California Intermediate Tax Free Fund         4.06             *           4.17
Colorado Intermediate Tax Free Fund           4.08             *           4.19
Intermediate Tax Free Fund                    4.02             *           4.13
Minnesota Intermediate Tax Free Fund          4.09             *           4.21
Minnesota Tax Free Fund                       4.83             *           5.24
Oregon Intermediate Tax Free Fund                *             *           4.22
Tax Free Fund                                 4.34             *           4.68

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Tax Free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt. Based upon the maximum federal or combined federal/state income tax rates set forth above under "--Tax Exempt vs. Taxable Income," the annualized current distribution rates for the month ended September 30, 1998, for each class of the Tax Free Funds were as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.


                                                  CLASS A           CLASS Y
                                                 ---------         ---------
California Intermediate Tax Free Fund                7.95%             8.16%
Colorado Intermediate Tax Free Fund                  7.36              7.56
Intermediate Tax Free Fund                           6.66              6.84
Minnesota Intermediate Tax Free Fund                 7.88              8.11
Minnesota Tax Free Fund                              9.31             10.10
Oregon Intermediate Tax Free Fund                       *              8.21
Tax Free Fund                                        7.19              7.75

         PREDECESSOR COMMON TRUST FUND INFORMATION. From time to time, Small Cap Value Fund, Micro Cap Value Fund, California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund may advertise performance information which includes performance data for certain predecessor common trust funds.

         On November 21, 1997, Small Cap Value Fund acquired the assets and assumed all identified liabilities of the Qualivest Small Companies Value Fund. The Qualivest Small Companies Value Fund commenced operations on August 1, 1994, when substantially all of the assets of a certain common trust fund which was exempt from registration under the 1940 Act was transferred to such fund.

         Micro Cap Value Fund commenced operations on August 8, 1997 when substantially all of the assets of a certain common trust fund which was exempt from registration under the 1940 Act was transferred to the Fund. This predecessor common trust fund was managed by Qualivest Capital Management, Inc. prior to the acquisition of its parent company by the Advisor's parent company. The personnel who managed this common trust fund on behalf of Qualivest Capital Management became employees of the Advisor, and assumed management of the Fund, at the time the assets were transferred from the common trust fund to the Fund.

         California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund each commenced operations when substantially all of the assets of certain common trust funds which were exempt from registration under the 1940 Act were transferred to these Funds. For each such Fund, one predecessor common trust fund was managed by the Advisor, while the other was managed by Qualivest Capital Management, Inc. prior to the acquisition of its parent company by the Advisor's parent company. The personnel who managed that common trust fund on behalf of Qualivest Capital Management, Inc. became employees of the Advisor , and assumed management of the applicable Fund, at the time the assets were transferred from the common trust fund to the applicable Fund.

         Such performance data is deemed relevant because the respective common trust funds were managed using investment objectives, policies and restrictions very similar to those of their corresponding Funds. However, the predecessor common trust funds were not subject to certain investment restrictions that are imposed by the 1940 Act. Accordingly, if the common trust funds had been registered under the 1940 Act, their performance could have been adversely affected by virtue of such investment restrictions. In addition, the predecessor common trust funds did not incur the same expenses as the corresponding Funds.


                                    TAXATION

         Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as tripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

         If one of the Tax Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investments companies.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         For federal tax purposes, if a Shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Your Shares" in the Prospectuses), such exchange sill be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A or Class B Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation ans is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

         With respect to the Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund, the 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and

Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that being during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable under this Minnesota statutory provisions.


                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

                  The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

                  The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

                  A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, Marvin & Palmer, Federated, or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph, nor is any contingent deferred sales charge imposed upon the redemption of such shares.

         Class A Shares may also be purchased without a sales charge by retirement and deferred compensation plans and trusts used to fund such plans, as defined in Sections 401(a), 403(b) and 457 of the Internal Revenue Code, which either have 200 or more eligible participants or purchase shares through an affiliate of the Advisor. A contingent deferred sales charge of 1.00% will be imposed if shares are redeemed within 18 months of purchase. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

         In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may realized.


                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will. be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Transfer Agent subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $25,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.


                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

         STANDARD & POOR'S. Standard & Poor's ratings for preferred stock have the following definitions:

         AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

         MOODY'S.  Moody's ratings for preferred stock include the following:

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment.

         PRIME-3: Acceptable capacity for repayment.

None of the Funds will purchase Prime-3 commercial paper.

BEST'S RATING SYSTEM FOR INSURANCE COMPANIES

         The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to the company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the company.

         The quantitative evaluation is based on an analysis of the company's financial condition and operating performance utilizing a series of financial tests. These tests measure a company's performance in the three critical areas of Profitability, Leverage and Liquidity in comparison to the norms established by the A.M. Best Company. These norms are based on an evaluation of the actual performance of the insurance industry.

         Best's review also includes a qualitative evaluation of the adequacy and soundness of a company's reinsurance, the adequacy of its reserves and the experience of its management. In addition, various other factors of importance are considered such as the composition of the company's book of business and the quality and diversification of its assets.

         Upon completion of analysis, Best's Ratings are assigned to those companies that meet the qualifications for rating. The Best's Rating classifications are A+ (Superior); A & A- (Excellent); B+ (Very Good); B & B-
(Good); C+ (Fairly Good); and C & C- (Fair). Those not qualifying for a current Best's Rating are classified in the "Not Assigned" category that has ten classifications which identify why a company is not eligible for a Best's Rating. Care should be exercised in the use of Best's Ratings without further reference to additional Best's publications.


                              FINANCIAL STATEMENTS

         The financial statements of FAIF included in its annual report to shareholders dated September 30, 1998 is incorporated herein by reference. Such annual report to shareholders accompanies this Statement of Additional Information.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

        (a)(1) Amended and Restated Articles of Incorporation, as amended through April 2, 1998. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36.)

   *    (a)(2)  Articles Supplementary designating Class C Shares

   *    (b)     Bylaws, as amended through December 9, 1998

        (c)     Not applicable.

        (d)(1) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994 (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21.)

        (d)(2) Amendment No. 9 to Investment Advisory Agreement (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 41.)

        (d)(3) Sub-Advisory Agreement dated March 28, 1994, between First Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21.)

        (d)(4) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39.)

        (d)(5) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Global Research Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39.)

        (d)(6) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Investment Counseling, with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 39.)

        (d)(7) Amendment No. 1 to Sub-Advisory Agreement between Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34.)

        (e)(1) Distribution Agreement [Class A and Class Y Shares,] dated February 10, 1994, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21.)

        (e)(2) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit
                (6)(b) to Post-Effective Amendment No. 21.)

   *    (e)(3)  Distribution and Service Agreement [Class C] dated December 9,
                1998, between Registrant and SEI Investments Distribution Co.

        (e)(4)  Form of Dealer Agreement (Incorporated by reference to Exhibit
                (6)(c) to Post-Effective Amendment No. 21.)

        (f)     Not applicable.

        (g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

        (g)(2) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993.

        (g)(3) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to
                Exhibit 8(c) to Post-Effective Amendment No. 39.)

        (g)(4) Compensation Agreement dated July 23, 1998, pursuant to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 38.)

        (g)(5) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41.)

        (h)(1) Amended and Restated Administration Agreement, dated July 1, 1997, by and between the Registrant and SEI Investments Management Corporation (Incorporated herein by reference to Exhibit 9(f) to Post-effective Amendment No. 31.)

        (h)(2) Sub-Administration Agreement effective January 1, 1998, by and between SEI and First Bank National Association (Incorporated herein by reference to Exhibit (9)(e) to Post-Effective Amendment No. 31.)

        (h)(3) Revised Schedule A, dated June 29, 1998, to Sub-Administration Agreement (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 41.)

        (h)(4) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 27.)

        (h)(5) Shareholder Account Servicing Agreement dated October 1, 1998, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 39.)

        (i)(1) Opinion and Consent of D'Ancona & Pflaum dated November 10, 1987 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21.)

        (i)(2)  Opinion and Consent of Dorsey & Whitney
                (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

        (i)(3) Opinion and Consent of Dorsey & Whitney, LLP with respect to Strategic Income Fund, Class HH, dated July 24, 1998 (Incorporated by reference to Exhibit (10)(c) to Post-Effective Amendment No. 38.)

        (i)(4) Opinion and Consent of Dorsey & Whitney, LLP with respect to Adjustable Rate Mortgage Securities Fund (Class CC), Tax Free Fund (Class DD), Minnesota Tax Free Fund (Class EE), Mid Cap Growth Fund (Class FF) and Emerging Markets Fund (Class GG), dated July 31, 1998 (Incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 39.)

        (j)(1) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21.)

   *    (j)(2)  Consent of KPMG Peat Marwick

        (k)     Not applicable

        (l)     Not applicable

        (m)(1) Form of Distribution Plan [Class A] (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 21.)

        (m)(2) Class B Distribution Plan (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21.)

        (m)(3)  Service Plan [Class B] (Incorporated by reference to Exhibit
                (15)(c) to Post-Effective Amendment No. 21.)

   *    (m)(4)  Class C Distribution Plan

   *    (m)(5)  Service Plan [Class C]

   *    (n) Financial Data Schedule

        (o) Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

*        Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         Not applicable.

ITEM 25. INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                                POSITIONS AND OFFICES               OTHER POSITIONS AND OFFICES
         NAME                      WITH THE MANAGER                AND PRINCIPAL BUSINESS ADDRESS
         ----                      ----------------                ------------------------------
John F. Grundhofer     Chairman, President and Chief             Chairman, President and Chief
                       Executive Officer                         Executive Officer of U.S. Bancorp*

Richard A. Zona        Director and Vice Chairman--Finance       Vice Chairman--Finance of U.S.
                                                                 Bancorp*

Philip G. Heasley      Director and Vice Chairman                Vice Chairman and Group Head of the
                                                                 Retail Product Group of U.S. Bancorp*

J. Robert Hoffmann     Director, Chief Credit Officer            Executive Vice President and Chief
                       and Executive Vice President              Credit Officer of U.S. Bancorp*

Lee R. Mitau           Director, General Counsel,                Executive Vice President, Secretary,
                       Executive Vice President and Secretary    and General Counsel of U.S. Bancorp*

Susan E. Lester        Director, Executive Vice President and    Executive Vice President and Chief
                       Chief Financial Officer                   Financial Officer of U.S. Bancorp*

Robert D. Sznewajs     Director and Vice Chairman                Vice Chairman of U.S. Bancorp*

Gary T. Duim           Director and Vice Chairman                Vice Chairman of U.S. Bancorp*

------------------

*  Address: 601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 27. PRINCIPAL UNDERWRITERS:

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, distributor or investment adviser:

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, PBHG Funds, Inc., Marquis Funds, Morgan Grenfell Investment Trust, The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, SEI Asset Allocation Trust, Expedition Funds, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., TIP Institutional Funds, Oak Associates Funds and The Nevis Funds, Inc., pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, November 14, 1991,
February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
1992, November 1, 1992, January 28, 1993, June 1, 1993, July 16, 1993, August
17, 1993, January 3, 1994, December 27, 1994, January 27, 1995, March 1, 1995,
August 18, 1995, November 1, 1995, January 11, 1996, April 1, 1996, April 29,
1996, June 14, 1996, October 1, 1996, February 15, 1997, March 8, 1997, April 1,
1997, June 9, 1997, January 1, 1998, February 27, 1998 and June 29, 1998,
respectively.

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


NAME                      POSITIONS AND OFFICES WITH UNDERWRITER         POSITIONS AND OFFICES WITH REGISTRANT
----                      --------------------------------------         -------------------------------------
Alfred P. West, Jr.       Director, Chairman & Chief                                        --
                            Executive Officer
Henry H. Greer            Director                                                          --
Carmen V. Romeo           Director                                                          --
Mark J. Held              President & Chief Operating Officer                               --
Gilbert L. Beebower       Executive Vice President                                          --
Richard B. Lieb           Executive Vice President, President -
                            Investment Services Division                                    --
Dennis J. McGonigle       Executive Vice President                                          --
Robert M. Silvestri       Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.         Senior Vice President                                             --
Carl A. Guarino           Senior Vice President                                             --
Larry Hutchinson          Senior Vice President                                             --
Jack May                  Senior Vice President                                             --

Hartland J. McKeown       Senior Vice President                                             --
Barbara J. Moore          Senior Vice President                                             --
Kevin P. Robins           Senior Vice President & General Counsel        Vice President & Assistant Secretary
Patrick K. Walsh          Senior Vice President                                             --
Ronert Aller              Vice President                                                    --
Gordon W. Carpenter       Vice President                                                    --
Todd Cipperman            Vice President & Assistant Secretary                              --
S. Courtney E. Collier    Vice President & Assistant Secretary           Vice President & Assistant Secretary
Robert Crudup             Vice President & Managing Director                                --
Barbara Doyne             Vice President                                                    --
Jeff Drennen              Vice President                                                    --
James R. Foggo                                                           Vice President & Assistant Secretary
Vic Galef                 Vice President & Managing Director                                --
Lydia A. Gavalis          Vice President & Assistant Secretary           Vice President & Assistant Secretary
Greg Gettinger            Vice President & Assistant Secretary                              --
Jeff Jacobs               Vice President                                                    --
Samuel King               Vice President                                                    --
Kim Kirk                  Vice President & Managing Director                                --
John Krzeminski           Vice President & Managing Director                                --
Carolyn McLaurin          Vice President & Managing Director                                --
W. Kelso Morrill          Vice President                                                    --
Mark Nagle                Vice President                                                 President
Joanne Nelson             Vice President                                                    --
Joseph M. O'Donnell       Vice President & Assistant Secretary           Vice President & Assistant Secretary
Sandra K. Orlow           Vice President & Secretary                     Vice President & Assistant Secretary
Cynthia M. Parrish        Vice President & Assistant Secretary                              --
Donald Pepin              Vice President & Managing Director                                --
Kim Rainey                Vice President                                                    --
Rob Redecan               Vice President                                                    --
Maria Reinhart            Vice President                                                    --
Mark Samuels              Vice President & Managing Director                                --
Steve Smith               Vice President                                                    --
Daniel Spaventa           Vice President                                                    --
Kathryn L. Stanton        Vice President & Assistant Secretary                              --
Lynda J. Striegel         Vice President & Assistant Secretary           Vice President & Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                              --
Wayne M. Withrow          Vice President & Managing Director                                --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement No. 333-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 29th day of January, 1999.

                                          FIRST AMERICAN INVESTMENT FUNDS, INC.

ATTEST:      /s/ Michael G. Beattie       By:         /s/ James R. Foggo
        --------------------------------      ----------------------------------
               Michael G. Beattie                       James R. Foggo
                                                        Vice President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             SIGNATURE                      TITLE                         DATE
             ---------                      -----                         ----


     /s/ Michael G. Beattie         Controller (Principal                  **
-------------------------------     Financial and Accounting Officer)
       Michael G. Beattie


               *                    Director                               **
-------------------------------
       David T. Bennett


               *                    Director                               **
-------------------------------
       Robert J. Dayton


               *                    Director                               **
-------------------------------
     Andrew M. Hunter III


               *                    Director                               **
-------------------------------
     Leonard W. Kedrowski


               *                    Director                               **
-------------------------------
        Robert L. Spies


               *                    Director                               **
-------------------------------
       Joseph D. Strauss


               *                    Director                               **
-------------------------------
     Virginia L. Stringer


               *              *      Director                               **
-------------------------------
        Roger A. Gibson

* By:  /s/ James R. Foggo
     --------------------------
        James R. Foggo
       Attorney-in-Fact

** January 29, 1999